UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03692

Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	December 31, 2008

Date of reporting period:	March 31, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Investment Series - Money Market Portfolio

Portfolio of Investments • March 31, 2008 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF	MATURITY
THOUSANDS		PURCHASE	DATE	VALUE
	Commercial Paper (45.7%)
	Asset-Backed - Auto (2.6%)
$1,000	DaimlerChrysler Revolving Auto Conduit LLC Series I	3.21%	5/08/08	$996,732
4,000	FCAR Owner Trust	3.21-3.46	05/09/08-05/15/08	3,984,811
1,000	New Center Asset Trust	3.76	4/04/08	999,688
				5,981,230
	Asset-Backed - Consumer (9.5%)
3,150	CAFCO LLC*	3.35	4/18/08	3,145,062
8,900	CRC Funding LLC.*	3.13-3.29	04/25/08-05/29/08	8,866,649
1,000	Gemini Securitization Corp., LLC*	3.12	5/08/08	996,814
2,000	Old Line Funding LLC*	3.21	5/02/08	1,994,506
3,000	Park Avenue Red Co LLC*	3.15	4/01/08	3,000,000
3,000	Ranger Funding Co., LLC*	3.24-4.15	04/23/08-04/25/08	2,992,566
1,000	Thunder Bay Funding LLC*	3.30	4/18/08	998,451
				21,994,047
	Asset-Backed - Corporate (1.8%)
4,000	CIESCO LLC*	3.12-4.35	04/14/08-05/07/08	3,989,498

	Asset-Backed - Diversified (2.6%)
6,000	Liberty Street Funding LLC*	2.97-3.07	05/28/08-05/29/08	5,971,101

	Asset-Backed - Mortgage (0.4%)
1,000	Cancara Asset Securities LLC*	3.17-3.95	04/21/08-05/23/08	997,828

	Asset-Backed - Securities (4.5%)
3,394	Amstel Funding Corp.*	3.07-4.02	04/21/08-06/27/08	3,376,161
3,000	Cancara Asset Securities LLC*	3.17-3.95	04/21/08-05/23/08	1,990,900
5,000	Solitaire Funding LLC*	3.27	6/05/08	4,970,750
				10,337,811
	Banking (2.6%)
6,000	Citigroup Funding Inc.	3.26-4.85	04/11/08-05/08/08	5,985,612

	Finance-Auto (0.7%)
1,500	Toyota Motor Credit Corp.	3.61	6/16/08	1,488,727

	Financial Conglomerates (1.9%)
4,500	General Electric Capital Corp.	2.50-4.01	07/07/08-12/08/08	4,439,213

	International Banks (18.7%)
3,000	Barclays U.S. Funding LLC	3.05-3.12	05/09/08-08/27/08	2,981,112
3,000	Bank of Ireland	3.20	4/25/08	2,993,640
6,000	DnB NOR Bank ASA	2.15-4.72	04/03/08-05/30/08	5,983,883
2,950	KBC Financial Products International Ltd.*	3.44-4.90	05/07/08-05/23/08	2,935,344
6,500	Royal Bank of Scotland GP	2.92-4.92	04/28/08-08/14/08	6,446,271
500	Royal Bank of Scotland plc	3.44-4.90	05/07/08-05/23/08	497,468
3,000	Santander Central Hispano Finance (Delaware) Inc.	4.73-4.74	05/07/08-06/02/08	2,979,405
6,000	Societe General N.A., Inc.	3.16-3.39	04/30/08-05/16/08	5,966,489
5,000	Swedbank Mortgage AB	3.07-4.32	04/09/08-05/02/08	4,992,859
7,325	UBS Finance (Delaware) LLC	3.20-4.96	04/30/08-07/18/08	7,280,854
				43,057,325
	Investment Banks/Brokers (0.4%)
1,000	Goldman Sachs Group Inc.	4.00	5/23/08	994,294

	Total Commercial Paper
	(Cost $105,236,686)			105,236,686

	Certificate of Deposit (37.3%)
	Domectic Banks (1.3%)
3,000	Wachovia Bank, NA	3.03-4.90	04/30/08-07/11/08	3,006,442

	International Banks (36.0%)
5,000	Banco Santander SA	3.00-3.05	07/31/08-08/22/08	5,000,133
5,000	Bank of Montreal - Chicago	3.00-5.09	04/18/08-07/17/08	5,004,295
9,000	Bank of Scotland - NY	2.65-4.91	06/05/08-09/12/08	9,000,000
7,500	Barclays Bank plc	2.95-5.37	04/10/08-11/24/08	7,501,414
10,000	BNP Paribas	2.96-4.88	04/24/08-07/09/08	10,010,271
2,000	Canadian Imperial Bank of Commerce	4.70	4/30/08	1,999,916
2,000	Calyon	3.03	7/25/08	2,000,000
3,000	Deutsche Bank AG	2.81	6/23/08	3,000,000
9,000	Fortis Bank - NY	2.71-3.15	05/28/08-07/28/08	9,000,000
9,000	NATIXIS	2.71-3.11	05/01/08-08/04/08	9,001,552
1,000	Royal Bank of Scotland plc	4.30	5/14/08	1,000,000
4,000	Societe General	5.08	4/04/08	4,000,000
5,000	Svenska Handelsbanken	5.13	4/07/08	5,000,000
8,500	Toronto - Dominion Bank	2.73-4.86	06/20/08-08/29/08	8,500,000
3,000	UBS AG	2.95-4.00	06/16/08-07/14/08	3,000,166
				83,017,747
	Total Certificate of Deposit
	(Cost $86,024,189)			86,024,189

	Floating Rate Notes (9.6%)
	Asset-Backed - Structured Investment Vehicles (1.7%)
2,000	Asscher Finance Corp.*	2.58†	6/25/08‡	1,999,953
2,000	Cullinan Finance Corp.*	2.33†	4/01/08‡	1,999,948
				3,999,901
	Banking (1.5%)
3,500	Citigroup Inc.	3.13†	5/02/08‡	3,500,095

	Domestic Banks (0.5%)
1,000	Wachovia Bank, NA	2.94†	6/27/08‡	999,216

	Finance-Auto (1.7%)
4,000	American Honda Finance Corp.*	3.14†	5/06/08‡	4,000,000

	Financial Conglomerates (2.2%)
5,000	General Electric Capital Corp.	2.50-4.08†	07/07/08-12/08/08‡	5,000,284

	International Banks (2.0%)
3,600	Nordea Bank Finland - NY	2.08-3.09†	05/28/08‡	3,599,580
1,100	Unicredito Italiano SpA	3.12†	05/06/08‡	1,099,978
				4,699,558
	Total Floating Rate Notes
	(Cost $22,199,053)			22,199,053

	Repurchase Agreement (4.3%)
9,865	Barclays Captial Inc.
	(dated 03/31/08; proceeds $9,865,685)
	(Cost $9,865,000) (a)	2.50	4/01/08	9,865,000

	U.S. Government Agencies - Debenture Bonds (1.9%)
1,000	Federal Home Loan Banks	4.40	4/23/08	997,372
3,500	Freddie Mac	4.33-4.22	6/16/08-07/21/08	3,472,576

	Total U.S. Government Agencies - Debenture Bonds
	(Cost $4,469,948)			4,469,948

	Extendible Note (0.9%)
2,000	Deutsche Bank AG
	(Cost $2,000,000)	4.75	4/04/08	2,000,000

	Total Investments
	(Cost $229,794,876) (b)		99.7%	229,794,876
	Other Assets in Excess of Liabilities		0.3	660,268
	Net Assets		100.0%	$230,455,144

*	Resale is restricted to qualified institutional investors
†	Rate shown is the rate in effect at March 31, 2008.
‡	Date of next interest rate reset.
(a)	Collateralized by Federal National Mortgage Association 5.41% due 01/13/23 valued at $10,062,537.00
(b)	Cost is the same for federal income tax purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•        Level 1 – quoted prices in active markets for identical investments

•        Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$229,794,876	—	$229,794,876	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments  March 31, 2008  (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Corporate Bonds (31.5%)
	Aerospace & Defense (0.4%)
$400	BAE Systems Holdings Inc. - 144A*	4.75%		08/15/10	$414,796

	Air Freight/Couriers (0.3%)
330	FedEx Corp.	5.50		08/15/09	338,035

	Beverages: Alcoholic (0.4%)
415	Miller Brewing Co. - 144A*	4.25		08/15/08	416,711

	Cable/Satellite TV (0.7%)
490	Comcast Cable Communications, Inc.	6.875		06/15/09	506,126
70	Comcast Corp.	5.85		01/15/10	71,983
190	Cox Communications, Inc. - 144A*	4.625		01/15/10	190,172
					768,281
	Chemicals: Major Diversified (0.2%)
170	ICI Wilmington Inc.	4.375		12/01/08	170,908

	Containers/Packaging (0.1%)
90	Sealed Air Corp. - 144A*	6.95		05/15/09	92,804

	Department Stores (0.5%)
230	Federated Department Stores, Inc.	6.625		09/01/08	231,091
370	JC Penney Corp., Inc.	7.375		08/15/08	373,132
					604,223
	Drugstore Chains (0.3%)
390	CVS Corp.	4.00		09/15/09	390,307

	Electric Utilities (3.6%)
248	Columbus Southern Power Co.	4.40		12/01/10	249,839
380	Consumers Energy Co. (Series H)	4.80		02/17/09	382,560
355	Detroit Edison Co. (The)	6.125		10/01/10	376,280
330	Dominion Resources, Inc. (Series A)	5.687	+	05/15/08	330,673
220	Entergy Gulf States, Inc.	3.476		12/01/09	215,409
170	Entergy Gulf States, Inc.	3.60		06/01/08	169,580
45	Entergy Gulf States, Inc. - 144A*	5.896	+	12/08/08	45,124
175	Keyspan Corp.	4.90		05/16/08	175,224
405	Ohio Power Co.	4.826	+	04/05/10	394,992
365	Pacific Gas & Electric Co.	3.60		03/01/09	364,178
390	Peco Energy Co.	3.50		05/01/08	390,005
235	Public Service Co. of Colorado (Series A)	6.875		07/15/09	243,497
330	Southwestern Public Service Co. (Series A)	6.20		03/01/09	337,010
400	Texas-New Mexico Power Co.	6.25		01/15/09	407,794
					4,082,165
	Finance/Rental/Leasing (1.6%)
365	American Honda Finance Corp. - 144A*	3.85		11/06/08	365,706
410	Capmark Financial Group Inc. - 144A*	5.875		05/10/12	259,979
90	CIT Group Inc.	5.00		11/24/08	82,740
370	CIT Group Inc. (Series MTN)	4.75		08/15/08	340,697
490	Countrywide Home Loans, Inc. (Series L)	3.25		05/21/08	480,559
410	SLM Corp.	4.00		01/15/10	344,724
					1,874,405
	Financial Conglomerates (2.0%)
95	Bank One Corp. (Series A)	6.00		02/17/09	96,499
150	Chase Manhattan Corp.	6.00		02/15/09	152,350
55	Chase Manhattan Corp.	7.00		11/15/09	57,489
315	Citicorp (Series MTN)	6.375		11/15/08	321,240
170	Citigroup Inc.	3.625		02/09/09	169,590
325	Citigroup Inc.	4.625		08/03/10	324,981
120	General Electric Capital Corp. (Series A)	4.25		12/01/10	123,073
410	JPMorgan Chase & Co.	6.75		02/01/11	435,620
205	Pricoa Global Funding I - 144A*	3.90		12/15/08	205,759
340	Prudential Funding LLC (Series MTN) - 144A*	6.60		05/15/08	341,046
					2,227,647
	Food Retail (0.2%)
230	Safeway Inc.	7.50		09/15/09	241,630

	Food: Major Diversified (0.9%)
200	Kraft Foods Inc.	4.00		10/01/08	199,830
385	Kraft Foods Inc.	4.125		11/12/09	385,870

485	Sara Lee Corp.	2.75		06/15/08	484,283
					1,069,983
	Gas Distributors (0.6%)
180	NiSource Finance Corp.	3.663	+	11/23/09	174,800
450	Sempra Energy	4.75		05/15/09	454,166
					628,966
	Home Improvement Chains (0.3%)
410	Home Depot Inc.	2.925		12/16/09	391,146

	Integrated Oil (0.5%)
470	Phillips Pete Co.	8.75		05/25/10	524,809

	Investment Banks/Brokers (0.8%)
455	Goldman Sachs Group Inc. (The)	6.875		01/15/11	486,016
275	Lehman Brothers Holdings Inc.	4.934	+	12/23/08	267,399
210	Lehman Brothers Holdings Inc.	5.094	+	12/23/10	179,227
					932,642
	Investment Managers (0.3%)
305	Mellon Funding Corp.	6.40		05/14/11	324,178

	Life/Health Insurance (1.6%)
545	John Hancock Financial Services, Inc.	5.625		12/01/08	555,229
765	Met Life Global - 144A* #	4.625		08/19/10	788,155
450	Monumental Global Funding II - 144A*	4.375		07/30/09	452,962
					1,796,346
	Major Banks (6.0%)
700	Banco Santander Central Hispano Issuances Ltd. (Cayman Islands)	7.625		11/03/09	749,039
575	Bank of America Corp.	3.375		02/17/09	575,358
200	Credit Suisse USA Inc.	6.125		11/15/11	211,494
800	HBOS Treasury Services PLC - 144A* (United Kingdom)	5.625		07/20/09	821,146
980	HSBC Finance Corp.	6.75		05/15/11	1,017,362
250	MBNA Corp. (Series F)	3.525	+	05/05/08	250,202
380	Popular North America, Inc. (Series F)	5.65		04/15/09	378,118
615	Suntrust Bank Atlanta	4.55		05/25/09	620,428
715	Unicredit Luxembourg Finance S.A. - 144A* (Luxembourg)	3.768	+	10/24/08	714,351
810	Wachovia Corp.	5.35		03/15/11	830,819
390	Wells Fargo & Co.	3.12		08/15/08	388,532
300	Wells Fargo Bank NA	6.45		02/01/11	319,297
					6,876,146
	Major Telecommunications (1.8%)
590	AT&T Inc.	3.195	+	02/05/10	584,720
175	British Telecommunications PLC (United Kingdom)	8.625		12/15/10	192,575
300	Deutsche Telekom International Finance BV (Netherlands)	8.00		06/15/10	321,073
350	Sprint Nextel Corp.	5.243		06/28/10	298,690
505	Telecom Italia Capital SA (Luxembourg)	4.875	+	10/01/10	497,723
150	Verizon Global Funding Corp.	7.25		12/01/10	161,194
					2,055,975
	Managed Health Care (0.3%)
210	United Healthcare Group Inc.	3.156	+	03/02/09	207,724
175	UnitedHealth Group Inc.	4.125		08/15/09	173,484
					381,208
	Media Conglomerates (0.8%)
480	Time Warner, Inc.	3.30	+	11/13/09	459,801
160	Viacom Inc.	5.341		06/16/09	156,846
300	Viacom Inc.	5.75	+	04/30/11	303,405
					920,052
	Medical Specialties (0.3%)
375	Hospira, Inc.	5.31	+	03/30/10	364,889

	Motor Vehicles (0.4%)
335	DaimlerChrysler North American Holdings Co	5.541	+	03/13/09	330,692
155	DaimlerChrysler North American Holdings Co.	4.05		06/04/08	155,064
					485,756
	Multi-Line Insurance (1.5%)
690	American General Finance Corp. (Series MTN H)	4.625		09/01/10	687,909
120	Equitable Co.	6.50		04/01/08	120,000
500	Hartford Financial Services Group, Inc. (The)	5.55		08/16/08	503,133
415	International Lease Finance Corp. (Series Q)	4.625		06/02/08	414,993
					1,726,035
	Oil & Gas Pipelines (0.4%)
500	Enbridge Energy Parners, LP	4.00		01/15/09	503,434

	Oil Refining/Marketing (0.7%)
180	Enterprise Products Oprating Note	7.50		02/01/11	193,483
600	Valero Energy Corp.	3.50		04/01/09	596,344
					789,827

	Other Metals/Minerals (0.4%)
445	Brascan Corp. (Canada)	8.125		12/15/08	457,015

	Packaged Software (0.2%)
185	Oracle Corp.	5.00		01/15/11	189,905

	Property - Casualty Insurers (0.9%)
595	Mantis Reef Ltd. - 144A* (Cayman Islands)	4.692		11/14/08	599,499
375	Xlliac Global Funding - 144A*	4.80		08/10/10	375,684
					975,183
	Railroads (0.5%)
535	Burlington Santa Fe Corp.	6.125		03/15/09	545,452

	Real Estate Development (0.6%)
507	World Financial Properties - 144A*	6.91		09/01/13	484,303
149	World Financial Properties - 144A*	6.95		09/01/13	144,749
					629,052
	Restaurants (0.5%)
580	Tricon Global Restaurant, Inc.	7.65		05/15/08	583,097

	Savings Banks (0.9%)
575	Sovereign Bancorp, Inc.	5.114	+	03/23/10	550,839
200	Washington Mutual Inc.	4.00		01/15/09	180,032
350	Washington Mutual Inc.	8.25		04/01/10	304,633
					1,035,504
	Total Corporate Bonds
	(Cost $36,590,495)				35,808,512

	Collateralized Mortgage Obligations (28.5%)
	U.S. Government Agencies (1.4%)
	Federal Home Loan Mortgage Corp.
578	2182 ZC	7.50		09/15/29	612,985
387	2644 AU	3.50		05/15/22	387,027
	Federal National Mortgage Association
232	2005-27 NA	5.50		01/25/24	233,429
353	2005-52 PA	6.50		06/25/35	371,425

	Total U.S. Government Agencies				1,604,866

	Private Issues (27.1%)
	American Home Mortgage Assets
383	2006-3 1A3	2.919	+	10/25/46	191,259
330	2007-5 A3	2.899	+	06/25/47	162,159
1,021	American Home Mortgage Investment Trust - 2007-1 GA1C	2.789	+	05/25/47	778,047
751	Bank of America Funding Corporation 2006-H 3A1	6.209	+	09/20/46	728,110
387	Bear Stearns Alt -A Trust 2003-3 3A	2.949	+	10/25/33	391,323
	Bear Stearns Mortgage Funding Trust
795	2006-AR1 1A2	2.849	+	07/25/36	468,435
779	2006-AR3 1A1	2.779	+	10/25/36	590,517
666	2006-AR5 1A2	2.809	+	12/25/36	417,733
764	2007-AR1 1A2	2.809	+	01/25/37	466,611
	Countrywide Alternative Loan Trust
701	2005-56 2A3	5.736	+	11/25/35	532,753
482	2005-76 2A2	5.936	+	02/25/36	313,165
2,717	2005-81 X1 (IO)	0.956	+	02/25/37	117,186
265	2005-J1 5A1	2.999	+	02/25/35	205,147
275	2005-J2 1A12	2.999	+	04/25/35	214,187
582	2006-0A1 1A2	2.836	+	03/20/46	360,228
3,417	2006-0A1 2X (IO)	1.04	+	03/20/46	150,170
526	2006-0A14 2A1	2.789	+	11/25/46	401,727
603	2006-0A16 A3	2.849	+	10/25/46	388,642
628	2006-0A2 A3	2.806	+	05/20/46	392,558
605	2006-0A22 A2	2.809	+	02/25/47	396,549
905	2006-OA10 2A2	2.829	+	08/25/46	562,054
	Countrywide Home Loans
2,910	2004-25 1X (IO)	1.562	+	02/25/35	70,023
479	2006-0A4 A2	3.405	+	04/25/46	299,995
	DSLA Mortgage Loan Trust
810	2006-AR2 2A1A	2.759	+	11/19/37	615,983
904	2007-AR1 2A1A	2.699	+	04/19/38	681,536
775	First Horizon Alternative Mortgage Sec. 2006-FA8 1A7	6.00		02/25/37	697,464
	Greenpoint Mortgage Funding Trust
1,613	2005-AR3 X1 (IO)	1.207	+	08/25/45	52,424
2,460	2005-AR4 X4 (IO)	1.991	+	10/25/45	89,177
590	2006-AR2 4A1	6.522	+	03/25/36	428,292
35	GS Mortgage Securities Corp. 2007-NIM1 N1 144A*	6.25		08/25/46	34,701

	Harborview Mortgage Loan Trust
484	2005-12 2A11	6.522	+	10/19/35	387,421
1,269	2005-16 4A1A	6.522	+	01/19/36	1,015,231
1,667	2005-16 X1 (IO)	1.046	+	01/19/36	62,060
3,891	2005-16 X3 (IO)	0.60	+	01/19/36	127,757
2,590	2005-2 X (IO)	1.464	+	05/19/35	73,078
2,719	2005-3 X2 (IO)	0.321	+	06/19/35	78,525
683	2005-9 2A1C	2.986	+	06/20/35	458,311
210	2005-9 B1	3.136	+	06/20/35	110,199
562	2006-1 2A1A	2.799	+	03/19/37	423,656
3	2006-1 PO1 (PO)	0.00		03/19/37	2,152
3,310	2006-1 X1 (IO)	0.414	+	03/19/37	130,504
986	2006-10 1A1B	2.799	+	11/19/36	592,317
1,111	2006-12 2A2B	2.809	+	01/19/38	705,837
719	2006-14 2A1B	2.759	+	03/19/38	457,918
‡	2006-5 PO2 (PO)	0.00		07/19/47	20
5,303	2006-5 X2 (IO)	2.032	+	07/19/47	214,180
617	2006-7 2A1B	2.809	+	10/19/37	380,412
768	2006-8 2A1B	2.849	+	08/21/36	495,326
854	2006-9 2AB2	2.839	+	11/19/36	580,449
	Harborview NIM Corp.
49	2006-12 N1 144A*	6.409		12/19/36	48,996
16	2006-14 N1 144A*	6.409		03/19/38	15,661
47	2007-1A N1 144A*	6.409		03/19/37	46,045
	Indymac Index Mortgage Loan Trust
147	2004-AR3 B1	3.099	+	07/25/34	75,995
2,339	2005-AR12 AX2 (IO)	1.057	+	07/25/35	76,819
	Luminent Mortgage Trust
469	2006-1 A1	3.375	+	04/25/36	356,434
529	2006-2 A1B	3.415	+	02/25/46	340,672
749	2006-4 A1B	2.829	+	05/25/46	481,554
728	2006-6 A1	2.799	+	10/25/46	554,662
425	Master Adjustable Rate Mortgage Trust 2007-3 1M2	3.699	+	05/25/47	168,033
635	Mortgageit Trust 2006-1 2A1B	3.415	+	04/25/36	402,321
	Residential Accredit Loans, Inc.
201	2006-Q01 1A1	3.395	+	02/25/46	131,839
224	2006-Q01 2A1	3.405	+	02/25/46	156,267
821	2006-Q02 A2	3.405	+	02/25/46	509,444
923	2006-Q06 A2	2.829	+	06/25/46	578,934
731	2006-QH1 A1	2.789	+	12/25/36	553,521
888	2006-QO10 A2	2.799	+	01/25/37	561,845
658	2007-Q03 A3	2.859	+	03/25/47	317,413
329	2007-Q04 A3	2.899	+	05/25/47	166,094
1,143	2007-QH1 A2	2.789	+	02/25/37	704,236
20	Sharp SP I LLC Net Interest Margin Trust 2006-AHM3 N1 144A*	7.00		10/25/46	19,442
	Structured Asset Mortgage Investment Inc.
398	2006-AR1 2A2	2.909	+	02/25/36	249,174
622	2006-AR2 A2	2.909	+	02/25/36	385,304
738	2006-AR3 11A2	2.869	+	04/25/36	472,753
910	2006-AR8 A1A	2.799	+	10/25/36	692,110
760	2007-AR1 2A2	2.809	+	01/25/37	475,045
854	2007-AR2 1A2	2.789	+	02/25/37	519,558
	WAMU Mortgage Pass-Through Certificates
1,981	2004-AR10 X (IO)	0.61	+	07/25/44	42,249
2,780	2004-AR12 X (IO)	0.634	+	10/25/44	58,470
1,105	2004-AR8 X (IO)	0.61	+	06/25/44	23,901
441	2005-AR13 A1B2	5.776	+	10/25/45	322,205
414	2005-AR13 A1B3	2.959	+	10/25/45	284,575
449	2005-AR15 A1B3	3.475	+	11/25/45	313,665
374	2005-AR8 2AB3	2.959	+	07/25/45	260,495
739	2006-AR2 A1A	5.728	+	04/25/46	539,635
650	2006-AR4 1A1B	5.462	+	05/25/46	357,708
668	2006-AR6 2A	5.286	+	08/25/46	487,931
984	2006-AR9 1A	5.788	+	08/25/46	610,081
776	2007-0A1 A1B	2.799	+	02/25/47	473,395
783	2007-0A1 CA1B	2.799	+	12/25/46	471,923

	Total Private Issues				30,799,912

	Total Collateralized Mortgage Obligations
	(Cost $46,892,534)				32,404,778

	Asset-Backed Securities (17.4%)
132	Aegis Asset Backed Securities Trust 2004-2 B1	5.135	+	06/25/34	41,891
360	Ameriquest Morgage Securities Inc. 2004-R7 M5	4.285	+	08/25/34	235,571
1,475	Bank of America Credit Card Trust 2007-A13 A13	3.341	+	04/16/12	1,459,042
1,100	Capital Auto Receivables Asset Trust 2006-2 A3A	4.98		05/15/11	1,112,729
700	Capital Auto Receivables Asset Trust 2007-3 A3A	5.02		09/15/11	713,571
1,400	Capital Auto Receivables Asset Trust 2007-SN1 A3A	5.38		07/15/10	1,425,878

736	Caterpillar Financial Asset Trust 2006-A A3	5.57		05/25/10	744,178
413	CNH Equipment Trust 2006-B A3	5.20		06/15/10	416,199
550	CNH Equipment Trust 2007-B A3A	5.40		10/17/11	560,044
250	Credit-Based Asset Servicing and Sec. 2006-CB6 A21	3.175	+	07/25/36	245,762
975	Daimler Chrysler Auto Trust 2007-A A3A	5.00		02/08/12	998,652
1,100	Ford Credit Auto Owner Trust 2006-B A3	5.26		10/15/10	1,112,204
1,175	Ford Credit Auto Owner Trust 2007-A A3A	5.40		08/15/11	1,208,076
436	GE Equipment Small Ticket LLC 2005-2A A3 - 144A*	4.88		10/22/09	436,050
1,068	GS Auto Loan Trust 2006-1 A3	5.37		12/15/10	1,079,299
331	Harley-Davidson Motorcycle Trust 2003-3 A2	2.76		05/15/11	329,467
487	Harley-Davidson Motorcycle Trust 2004-2 A2	3.56		02/15/12	487,437
645	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	647,990
822	Harley-Davidson Motorcycle Trust 2005-3 A2	4.41		06/15/12	828,473
625	Hertz Vehicle Financing LLC 2005-2A A2 - 144A*	4.93		02/25/10	617,708
46	Home Equity Asset Trust 2004-3 B1	5.235	+	08/25/34	21,996
287	Honda Auto Receivables Owner Trust 2005-5 A3	4.61		07/15/09	288,355
381	Honda Auto Receivables Owner Trust 2005-6 A3	4.85		10/19/09	383,039
975	Hyundai Auto Receivables Trust 2007-A A3A	5.04		01/17/12	987,844
90	Merrill Auto Trust Securitization 2005-1 A3	4.10		08/25/09	90,208
267	National City Auto Receivables Trust 2004-A A4	2.88		05/15/11	267,179
458	Nationstar Home Equity Loan Trust 2007-C 2AV1	3.195	+	06/25/37	431,998
850	Nissan Auto Receivables Owner Trust 2007-B A3	5.03		05/16/11	868,621
450	Park Place Securities Inc. 2004-MCW1 M7	4.985	+	10/25/34	313,743
19	Soundview Home Equity Loan Trust 2006-OPT3 2A1	3.195	+	06/25/36	18,987
401	USAA Auto Owner Trust 2005-3 A3	4.55		02/16/10	402,548
900	USAA Auto Owner Trust 2007-2 A3	4.90		02/15/12	915,296
80	Wachovia Auto Owner Trust 2005-A A3	4.06		09/21/09	80,430
63	Whole Auto Loan Trust 2003-1 A4	2.58		03/15/10	62,527

	Total Asset-Backed Securities
	(Cost $20,042,902)				19,832,992

	Commercial Mortgage-Backed Securities (0.9%)
268	Citigroup Commercial Mortgage Trust 2007-C6 A1	5.622	+	12/10/49	265,599
718	JP Morgan Chase Commercial Mortgage Sec. 2007-LD11 A1	5.651	+	06/15/49	718,310

	Total Commercial Mortgage-Backed Securities
	(Cost $988,290)				983,909

	U.S. Government Agencies - Mortgage-Backed Securities (8.4%)
51	Federal Home Loan Mortgage Corp.	7.50		08/01/32	54,877
322	Federal Home Loan Mortgage Corp. (PC) Gold	7.50		02/01/27 - 04/01/32	348,082
	Federal Home Loan Mortgage Corp. (ARM)
668		4.344		10/01/33	684,492
632		4.359		07/01/35	635,863
187		5.453		07/01/34	190,155
235		6.01		08/01/34	241,291
	Federal National Mortgage Association
661		6.50		05/01/32 - 11/01/33	689,511
974		7.00		11/01/24 - 11/01/34	1,035,576
600		7.00		***	629,813
1,061		7.50		03/01/24 - 01/01/32	1,145,068
	Federal National Mortgage Association (ARM)
364		4.265		05/01/35	369,415
203		4.527		04/01/35	204,015
599		4.625		05/01/35	606,543
461		4.702		04/01/35	463,221
707		4.715		09/01/35	715,406
558		4.781		07/01/35	568,002
407		5.033		05/01/35	413,376
144		5.483		07/01/34	144,966
69		5.59		06/01/34	70,312
120		6.157		09/01/34	121,736
188		6.714		07/01/33	192,559

	Total U.S. Government Agencies - Mortgage-Backed Securities
	(Cost $9,430,549)				9,524,279

	Short-Term Investment (13.8%)
	U.S. Government Obligations (a) (0.1%)
124	U.S. Treasury Bills**
	(Cost $124,901)	3.15		04/01/08	124,901

NUMBER OF
SHARES (000)
	Investment Company (b) (13.7%)
15,541	Morgan Stanley Institutional Liquidity Money Market Portfolio
	- Institutional Class ****
	(Cost $15,540,551)		15,540,551

	Total Short-Term Investment
	(Cost $15,665,452)		15,665,452

	Total Investments
	(Cost $129,610,222) (c) (d)	100.4%	114,219,922
	Liabilities in Excess of Other Assets	(0.4)	(432,582)
	Net Assets	100.0%	$113,787,340

ARM	Adjustable Rate Mortgage. Interest rate in effect as of March 31, 2008.
IO	Interest Only Security.
MTN	Medium Term Note.
PC	Participation Certificate.
PO	Principal Only Security. No rate exists for a principal only security.
*	Resale is restricted to qualified institutional investors.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $36,240.
***

Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

****	May include cash designated as collateral in connection with open swap contracts.
#	As of March 31, 2008 there were no transactions of Met Life Global corporate bond, an affiliate of the Portfolio.
+	Floating rate security, rate shown is the rate in effect at March 31, 2008.
‡	Amount is less than one thousand.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(c)

Securities have been designated as collateral in amount equal to $58,859,670 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts and open futures contracts.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•         Level 1 – quoted prices in active markets for identical investments

•         Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$114,219,922	$16,170,364	$98,049,558	—
Other Financial Instruments*	1,352,148	175,341	1,176,807	—
Total	$115,572,070	$16,345,705	$99,226,365	$0

* Other financial instruments include futures, forwards, and swap contracts.

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5)credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (9) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Futures Contracts Open at March 31, 2008:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
76	Long	U.S.Treasury Notes 5 Year,
		June 2008	$8,681,813	$83,740
61	Short	U.S.Treasury Notes 10 Year,
		June 2008	7,256,141	249,066
6	Long	U.S.Treasury Bonds 20 Year,
		June 2008	(712,781)	1,231
188	Long	U.S.Treasury Notes 2 Year,
		June 2008	(40,355,377)	(158,697)

	Net Unrealized Appreciation			$175,341

Interest Rate Swap Contracts Open at March 31, 2008:

	NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
	AMOUNT	RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND	BY FUND #	DATE	(DEPRECIATION)
Bank of America, N.A.	$2,770	Fixed Rate 5.560%	Floating Rate 0.000%	February 19, 2018	$55,622

Bank of America, N.A.	3,590	Floating Rate 0.000	Fixed Rate 5.995%	February 19, 2023	(54,532)

Citigroup Inc.	2,600	Fixed Rate 2.899	Floating Rate 3.090	October 25, 2037	21,502

Deutsche Bank	2,700	Fixed Rate 4.426	Floating Rate 3.127	November 8, 2009	85,293

Deutsche Bank	2,700	Fixed Rate 4.550	Floating Rate 3.847	October 23, 2009	87,615

Goldman Sachs Co.	2,700	Fixed Rate 4.642	Floating Rate 2.938	September 11, 2009	85,293

Goldman Sachs Co.	2,770	Fixed Rate 5.630	Floating Rate 0.000	February 28, 2018	62,325

Goldman Sachs Co.	3,590	Floating Rate 0.000	Fixed Rate 6.035	February 28, 2023	(58,589)

JPMorgan Chase Co.	2,800	Fixed Rate 5.078	Floating Rate 3.239	August 1, 2009	97,916

JPMorgan Chase Co.	2,800	Fixed Rate 5.357	Floating Rate 4.376	July 13, 2009	103,236

JPMorgan Chase Co.	2,600	Fixed Rate 4.139	Floating Rate 2.901	December 12, 2009	74,360

JPMorgan Chase Co.	2,700	Fixed Rate 4.782	Floating Rate 3.951	October 18, 2009	96,930

JPMorgan Chase Co.	2,800	Fixed Rate 5.391	Floating Rate 3.008	June 6, 2009	96,152

JPMorgan Chase Co.	2,800	Fixed Rate 5.486	Floating Rate 2.850	June 14, 2009	101,640

JPMorgan Chase Co.	2,800	Fixed Rate 5.364	Floating Rate 2.671	June 28, 2009	102,004

JPMorgan Chase Co.	2,700	Fixed Rate 4.793	Floating Rate 2.541	September 20, 2009	95,067

JPMorgan Chase Co.	2,700	Fixed Rate 4.384	Floating Rate 3.306	October 29, 2009	82,080

JPMorgan Chase Co.	2,600	Fixed Rate 3.989	Floating Rate 2.850	December 14, 2009	68,094

JPMorgan Chase Co.	2,600	Fixed Rate 2.785	Floating Rate 3.111	February 4, 2010	16,146

	Net Unrealized Appreciation				$1,218,154

# Floating Rate represents USD-3 Months LIBOR

Credit Default Swap Contracts Open at March 31, 2008:

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	(DEPRECIATION)
Goldman Sachs International
DJ CDX, N.A.	Sell	$1,400	0.35%	June 20, 2012	$(48,169)
Bank of America, N.A.
DJ CDX, N.A.	Sell	1,000	0.60	December 20, 2012	(4,285)
Citigroup, Inc.
Covidien	Buy	130	0.43	March 20, 2012	15
Citigroup, Inc.
Covidien	Buy	53	0.43	March 20, 2012	6
Citigroup, Inc.
Tyco Electronics	Buy	130	0.43	March 20, 2012	3,930
Citigroup, Inc.
Tyco Electronics	Buy	53	0.43	March 20, 2012	1,612
Citigroup, Inc.
Tyco International Ltd	Buy	130	0.43	March 20, 2012	3,931
Citigroup, Inc.
Tyco International Ltd	Buy	53	0.43	March 20, 2012	1,613

Net Unrealized Depreciation					$(41,347)

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments  March 31, 2008  (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	CORPORATE BONDS (78.9%)
	Advertising/Marketing Services (0.2%)
$730	Interpublic Group of Companies, Inc. (The)	6.25%	11/15/14	$592,212

	Air Freight/Couriers (1.3%)
3,969	FedEx Corp. (Series 97-A)	7.50	01/15/18	4,316,018

	Airlines (0.6%)
583	America West Airlines, Inc. (Class A)	6.85	07/02/09	581,009
1,406	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	1,398,886
				1,979,895
	Auto Parts: O.E.M. (0.3%)
980	ArvinMeritor, Inc.	8.75	03/01/12	901,600

	Beverages: Alcoholic (0.9%)
470	Anheuser-Busch Companies, Inc.	5.50	01/15/18	486,636
2,635	FBG Finance Ltd. - 144A* (Australia)	5.125	06/15/15	2,614,473
				3,101,109
	Biotechnology (0.9%)
610	Amgen Inc.	5.85	06/01/17	610,586
2,530	Biogen Idec Inc.	6.875	03/01/18	2,560,610
				3,171,196
	Cable/Satellite TV (1.8%)
1,650	Comcast Cable Communications, Inc.	6.75	01/30/11	1,716,541
995	Comcast Cable Communications, Inc.	7.125	06/15/13	1,058,240
1,880	Comcast Corp.	6.50	01/15/15	1,927,855
275	DIRECTV Holdings LLC/Financing Co., Inc.	6.375	06/15/15	257,812
895	EchoStar DBS Corp.	6.375	10/01/11	861,437
425	Echostar DBS Corp.	6.625	10/01/14	387,812
				6,209,697
	Chemicals: Major Diversified (0.2%)
525	Du Pont (E.I. ) De Nemours & Co., Inc.	5.00	01/15/13	547,237

	Data Processing Services (0.3%)
1,035	FISERV Inc.	6.80	11/20/17	1,071,460

	Department Stores (1.2%)
2,275	Federated Department Stores, Inc.	6.625	09/01/08	2,285,795
1,875	May Department Stores Co.	5.95	11/01/08	1,879,808
				4,165,603
	Discount Stores (0.1%)
330	Target Corp.	6.50	10/15/37	320,101

	Drugstore Chains (1.0%)
150	CVS Caremark Corp.	5.75	06/01/17	152,604
1,180	CVS Corp.	5.75	08/15/11	1,235,334
2,206	CVS Lease Pass Through - 144A*	6.036	12/10/28	2,107,907
				3,495,845
	Electric Utilities (9.3%)
3,090	Arizona Public Service Co.	5.80	06/30/14	3,033,515
650	Carolina Power & Light Co., Inc.	5.15	04/01/15	662,800
670	CenterPoint Energy Resources, Corp.	6.25	02/01/37	626,971
375	CenterPoint Energy Resources, Corp. (Series B)	7.875	04/01/13	417,007
65	CMS Energy Corp.	6.30	02/01/12	65,716
1,070	Consolidated Natural Gas Co. (Series C)	6.25	11/01/11	1,131,451
2,195	Consumers Energy Co. (Series H)	4.80	02/17/09	2,209,788
1,535	Detroit Edison Co. (The)	6.125	10/01/10	1,627,016
120	Detroit Edison Company	5.20	10/15/12	124,739
2,170	Duquesne Light Co. (Series O)	6.70	04/15/12	2,365,706
910	Enel Finance International - 144A*	5.70	01/15/13	942,869
1,875	Entergy Gulf States, Inc.	3.476	12/01/09	1,835,874
2,425	Entergy Gulf States, Inc. - 144A*	6.474	12/08/08	2,431,676
1,780	Exelon Corp.	6.75	05/01/11	1,879,536
365	Florida Power Corp.	5.80	09/15/17	388,039
815	Keyspan Corp.	4.90	05/16/08	816,042
895	Nevada Power Co.	8.25	06/01/11	970,757

1,905	Ohio Edison Co.	6.40	07/15/16	1,965,861
2,205	Ohio Power Company (Series K)	6.00	06/01/16	2,218,201
1,120	Pacific Gas & Electric Co.	5.625	11/30/17	1,152,697
465	PacifiCorp	6.25	10/15/37	471,411
1,015	Public Service Electric & Gas Co. (Series G)	5.125	09/01/12	1,050,632
1,325	Texas Eastern Transmission	7.00	07/15/32	1,416,167
985	Union Electric Co.	6.40	06/15/17	1,036,973
430	Virginia Electric Power Co.	5.95	09/15/17	453,660
				31,295,104
	Electrical Products (0.5%)
1,580	Cooper Industries, Inc.	5.25	11/15/12	1,639,155

	Electronic Components (0.4%)
1,400	Philips Electronics	5.75	03/01/18	1,429,154

	Electronic Equipment/Instruments (0.3%)
940	Xerox Corp.	5.50	05/15/12	948,781

	Environmental Services (1.6%)
5,155	Waste Management, Inc.	7.375	08/01/10	5,433,705

	Finance/Rental/Leasing (2.8%)
895	Capital One Financial Corp.	6.75	09/15/17	850,419
2,990	Capmark Financial Group Inc. - 144A*	5.875	05/10/12	1,895,941
870	Capmark Financial Group Inc. - 144A*	6.30	05/10/17	522,416
1,930	CIT Group, Inc.	5.65	02/13/17	1,499,046
2,360	Countrywide Home Loans, Inc. (Series L)	3.25	05/21/08	2,314,528
3,000	SLM Corp.	5.244	07/26/10	2,363,829
				9,446,179
	Financial Conglomerates (3.2%)
1,165	Brookfield Asset Management Inc. (Canada)	5.80	04/25/17	1,053,068
1,845	Citigroup Inc.	5.25	02/27/12	1,842,092
1,735	Citigroup Inc.	5.875	05/29/37	1,511,770
5,290	JPMorgan Chase & Co.	6.75	02/01/11	5,620,567
635	Prudential Financial, Inc.	6.625	12/01/37	629,229
				10,656,726
	Food Retail (0.7%)
1,400	Delhaize America, Inc.	9.00	04/15/31	1,689,440
610	Kroger Co.	5.00	04/15/13	614,066
				2,303,506
	Food: Major Diversified (1.3%)
925	ConAgra Foods, Inc.	7.00	10/01/28	939,645
1,040	ConAgra Foods, Inc.	8.25	09/15/30	1,198,384
740	Kellogg Co.	5.125	12/03/12	765,996
1,495	Kraft Foods Inc.	6.00	02/11/13	1,547,244
				4,451,269
	Food: Meat/Fish/Dairy (0.3%)
290	Pilgrim’s Pride Corp.	7.625	05/01/15	280,575
800	Smithfield Foods, Inc. (Series B)	8.00	10/15/09	816,000
				1,096,575
	Gas Distributors (1.6%)
650	DCP Midstream LLC	6.75	09/15/37	637,112
1,000	Equitable Resources, Inc.	6.50	04/01/18	1,006,928
1,870	NiSource Finance Corp.	3.663	11/23/09	1,815,978
1,700	NiSource Finance Corp.	7.875	11/15/10	1,849,087
				5,309,105
	Home Building (0.1%)
290	Pulte Homes, Inc.	6.375	05/15/33	227,650

	Home Improvement Chains (1.4%)
3,345	Home Depot Inc.	2.925	12/16/09	3,191,177
1,780	Home Depot Inc.	5.40	03/01/16	1,675,736
				4,866,913
	Hospital/Nursing Management (0.1%)
480	Tenet Healthcare Corp.	7.375	02/01/13	430,800

	Industrial Conglomerates (3.2%)
9,930	General Electric Co.	5.25	12/06/17	9,934,935
785	Honeywell International Inc.	5.30	03/01/18	805,967
				10,740,902
	Insurance Brokers/Services (1.4%)
1,500	Farmers Exchange Capital - 144A*	7.05	07/15/28	1,380,832
3,105	Farmers Insurance Exchange - 144A*	8.625	05/01/24	3,284,876
				4,665,708

	Integrated Oil (1.3%)
1,460	Amerada Hess Corp.	6.65	08/15/11	1,573,074
1,450	Marathon Oil Corp.	6.00	10/01/17	1,473,583
1,590	Petro-Canada (Canada)	5.95	05/15/35	1,440,214
				4,486,871
	Investment Banks/Brokers (6.6%)
1,760	Bear Stearns Companies Inc.	5.55	01/22/17	1,574,037
1,215	Bear Stearns Companies Inc.	6.40	10/02/17	1,201,798
1,060	Bear Stearns Companies Inc.	7.25	02/01/18	1,097,315
4,550	Goldman Sachs Group Inc.	6.15	04/01/18	4,551,643
4,950	Goldman Sachs Group Inc.	6.75	10/01/37	4,619,206
1,260	Lehman Brothers Holdings, Inc.	5.75	01/03/17	1,140,161
1,935	Lehman Brothers Holdings, Inc.	6.50	07/19/17	1,840,696
3,730	Lehman Brothers Holdings, Inc.	6.875	07/17/37	3,243,388
1,195	Merrill Lynch & Co.	5.45	02/05/13	1,176,945
1,930	Merrill Lynch & Co.	5.70	05/02/17	1,836,565
				22,281,754
	Major Banks (6.3%)
1,500	Bank of America Corp.	4.875	09/15/12	1,523,352
1,865	Bank of America Corp.	5.75	12/01/17	1,933,554
970	Bank of New York Co., Inc.(Series MTN)	4.50	04/01/13	977,963
545	Barclays Bank PLC - 144A*	6.05	12/04/17	532,536
3,950	Credit Suisse New York	6.00	02/15/18	3,947,831
1,660	HSBC Finance Corp.	6.75	05/15/11	1,723,286
1,800	Huntington National Bank (Series T)	4.375	01/15/10	1,778,877
760	PNC Bank NA	6.00	12/07/17	733,364
1,580	Popular North America, Inc. (Series F)	5.65	04/15/09	1,572,176
1,370	Wachovia Bank NA	5.85	02/01/37	1,160,189
5,000	Well Fargo Bank NA	7.55	06/21/10	5,430,680
				21,313,808
	Major Telecommunications (6.7%)
4,470	AT&T Corp.	8.00	11/15/31	5,238,241
2,335	France Telecom S.A. (France)	8.50	03/01/31	2,900,976
2,040	SBC Communications, Inc.	6.15	09/15/34	1,965,730
2,005	Sprint Capital Corp.	8.75	03/15/32	1,698,012
2,955	Sprint Nextel Corp.	6.00	12/01/16	2,301,129
3,645	Telecom Italia Capital SA (Luxembourg)	4.00	01/15/10	3,577,203
2,515	Telefonica Europe BV (Netherlands)	8.25	09/15/30	2,945,221
2,005	Verizon Communications	5.50	02/15/18	1,956,463
				22,582,975
	Managed Health Care (0.6%)
2,020	Unitedhealth Group Inc.	6.00	02/15/18	1,982,256

	Media Conglomerates (2.3%)
1,050	News America Inc. - 144A*	6.65	11/15/37	1,062,347
2,690	Time Warner, Inc.	3.30	11/13/09	2,576,799
1,905	Time Warner, Inc.	5.875	11/15/16	1,814,566
2,320	Viacom, Inc.	6.875	04/30/36	2,240,830
				7,694,542
	Medical Specialties (0.9%)
3,135	Hospira, Inc.	5.31	03/30/10	3,050,468

	Motor Vehicles (0.8%)
1,490	DaimlerChrysler North American Holdings Co.	8.00	06/15/10	1,596,146
1,015	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	1,163,406
				2,759,552
	Multi-Line Insurance (1.9%)
2,625	AIG SunAmerica Global Financing VI - 144A*	6.30	05/10/11	2,760,474
3,710	American General Finance Corp. (Series MTN H)	4.625	09/01/10	3,698,759
				6,459,233
	Oil & Gas Pipelines (3.0%)
1,450	Colorado Interstate Gas Co.	6.80	11/15/15	1,502,210
1,265	Enterprise Products Operating L.P. (Series B)	5.60	10/15/14	1,267,383
955	Kinder Morgan Energy Partners, L.P.	5.85	09/15/12	980,300
2,465	Kinder Morgan Finance Co. (Canada)	5.70	01/05/16	2,347,912
2,195	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	2,123,443
1,085	Trans-Canada Pipelines	6.20	10/15/37	1,049,640
860	Transcontinental Gas Pipe Line Corp. (Series B)	8.875	07/15/12	982,550
				10,253,438
	Oil & Gas Production (1.5%)
870	Anadarko Finance Co.	6.75	05/01/11	929,899
860	Chesapeake Energy Corp.	7.625	07/15/13	885,800
1,805	Devon Financing Corp.	6.875	09/30/11	1,971,661
1,220	Encana Corp.	6.50	02/01/38	1,215,393
				5,002,753

	Oil Refining/Marketing (0.7%)
995	Marathon Oil Corp.	5.90		03/15/18	1,002,040
1,210	Valero Energy Corp.	3.50		04/01/09	1,202,626
					2,204,666
	Oilfield Services/Equipment (0.3%)
70	Weatherford International Ltd.	6.00		03/15/18	70,495
1,035	Weatherford International Ltd.	6.35		06/15/17	1,072,420
					1,142,915
	Other Metals/Minerals (0.7%)
2,435	Brascan Corp. (Canada)	7.125		06/15/12	2,433,067

	Pharmaceuticals: Major (0.4%)
990	Wyeth	5.45		04/01/17	1,010,092
305	Wyeth	5.50		02/15/16	311,493
					1,321,585
	Property - Casualty Insurers (1.5%)
2,500	Mantis Reef Ltd. - 144A* (Cayman Islands)	4.692		11/14/08	2,518,902
2,545	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	2,560,499
					5,079,401
	Railroads (1.1%)
1,825	Burlington Santa Fe Corp.	6.125		03/15/09	1,860,653
1,835	Union Pacific Corp.	5.45		01/31/13	1,890,485
					3,751,138
	Real Estate Development (0.4%)
1,171	World Financial Properties - 144A*	6.91		09/01/13	1,119,652
149	World Financial Properties - 144A*	6.95		09/01/13	144,749
					1,264,401
	Restaurants (0.6%)
1,750	Tricon Global Restaurants, Inc.	8.875		04/15/11	1,929,909

	Savings Banks (3.4%)
500	Household Finance Corp.	4.125		11/16/09	492,476
1,140	Household Finance Corp.	6.375		10/15/11	1,172,733
1,915	Household Finance Corp.	8.00		07/15/10	2,021,932
4,655	Sovereign Bancorp, Inc.	5.114		03/23/10	4,459,397
3,630	Washington Mutual Inc.	8.25		04/01/10	3,159,479
					11,306,017
	Services to the Health Industry (0.6%)
1,830	Medco Health Solutions	7.125		03/15/18	1,878,416

	Tobacco (0.2%)
795	Reynolds American Inc.	6.50		07/15/10	814,875

	Total Corporate Bonds (Cost $271,545,711)				265,807,245

	U.S. Government Agencies (0.6%)
3	Federal Home Loan Mortgage Corp.	11.50		05/01/19	3,076
	Federal Home Loan Mortgage Corp. Gold
3		6.50		12/01/28	3,137
24		8.50		01/01/22 - 12/01/34	26,799
	Federal National Mortgage Assoc.
101		7.50		06/01/28 - 04/01/32	108,519
1,245		8.00		11/01/29 - 05/01/32	1,351,025
2		9.00		12/01/21 - 01/01/25	2,235
	Government National Mortgage Assoc.
1		7.50		04/15/24	775
428		8.00		11/15/24 - 11/15/29	469,159
75		8.50		09/15/21 - 05/15/27	82,648
66		9.00		08/15/24	72,567
2		10.00		05/15/16	2,462

	Total U.S. Government Agencies
	(Cost $2,015,054)				2,122,402

	Commercial Mortgage-Backed Securities (9.2%)
	Banc of America Commercial Mortgage Inc.
2,000	2007-3 A4	5.658	+	06/10/49	1,978,563
1,425	2007-2 A4	5.688	+	04/10/49	1,417,833
1,500	Bear Stearns Commercial Mortgage Securities Inc. 2007-PW16 A4	5.712	+	06/11/40	1,493,247
2,000	Citigroup Commercial Mortgage Trust 2007-C6 A4	5.889	+	06/10/17	1,988,918
3,000	Cmmercial Mortgage Pass-Through Certificate 2007-C9 A4	5.816	+	12/10/49	3,005,094
2,225	Greenwich Capital Commercial Funding Corp. 2007-GG9 A4	5.444		03/10/39	2,169,545

	2,825	GS Mortgage Securities Corporation II 2007-GG10 A4	5.799	+	08/10/45	2,826,747
		JP Morgan Chase Commercial Mortgage Securities
	975	2007-CB18 A4	5.44		06/12/47	948,948
	1,800	2007-CB19 A4	5.747	+	02/12/49	1,791,168
	2,200	2007-LD11 A4	6.007	+	06/15/49	2,202,342
	1,475	LB Commercial Conduit Mortgage Trust 2007-C3 A4	5.933	+	07/15/44	1,491,083
	975	LB-UBS Commercial Mortgage Trust 2007-C2 A3	5.43		02/15/40	948,603
	1,500	LB-UBS Commercial Mortgage Trust 2007-C6 A4	5.858		07/15/40	1,498,994
		Wachovia Bank Commercial Mortgage Trust
	2,300	2007-C30 A5	5.342		12/15/43	2,222,066
	2,700	2007-C32 A3	5.741	+	06/15/49	2,680,969
	2,200	2007-C33 A4	6.10	+	02/15/51	2,221,814

		Total Commercial Mortgage-Backed Securities (Cost $30,595,220)				30,885,934

		Collateralized Mortgage Obligations (0.6%)
	1,084	American Home Mortgage Assets 2007-5 A3	2.899	+	06/25/47	532,807
		Countrywide Alternative Loan Trust
	994	2005-51 B1	3.536	+	11/20/35	318,006
	647	2005-81 M1	3.299	+	02/25/37	274,953
	500	2006-0A16 M4	3.119	+	10/25/46	50,000
	550	Harborview Mortgage Loan Trust 2006-8 B4	3.149	+	08/21/36	110,000
	900	Lehman XS Trust 2007-4N M4	3.599	+	03/25/47	275,063
	498	Luminent Mortgage Trust 2006-5 B1	2.959	+	07/25/36	214,969
	975	Master Adjustable Rate Mortgages Trust 2007-3 1M1	3.449	+	05/25/47	165,750

		Total Collateralized Mortgage Obligations (Cost $4,840,369)				1,941,548

		Asset-Backed Securities (4.0%)
	1,250	Capital One Multi-Asset Execution Ser 2007-A7 A7	5.75		07/15/20	1,193,750
	1,220	Citibank Credit Card Issuance Trust 2007-A8 A8	5.65		09/20/19	1,191,358
	1,375	Discover Card Master Trust 2007-A1 A1	5.65		03/16/20	1,326,712
	3,100	Ford Credit Auto Owner Trust 2007-A A3A	5.40		08/15/11	3,187,264
	2,950	GS Auto Loan Trust 2007-1 A3	5.39		12/15/11	2,998,588
	1,191	Harley-Davidson Motorcycle Trust 2004-2 A2	3.56		02/15/12	1,191,513
	2,425	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81		11/17/14	2,484,791
	24	USAA Auto Owner Trust 2005-1 A3	3.90		07/15/09	23,525

		Total Asset-Backed Securities (Cost $13,520,228)				13,597,501

		Foreign Government Obligation (0.7%)
MXN	18,385	Mexican Fixed Rate Bonds (Series M20) (Mexico)	9.50		12/18/14	1,920,598
$659		Republic of Argentina (Argentina)	8.28		12/31/33	536,935

		Total Foreign Government Obligation (Cost $2,402,816)				2,457,533

		Short-Term Investment (7.0%)
		U.S. Government Obligations (a) (0.9%)
	3,135	U.S. Treasury Bills**
		(Cost $3,133,735)	0.45 - 3.15		04/01/08	3,133,735

NUMBER OF
SHARES (000)
	Investment Company (b) (6.1%)
20,588	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class ***
	(Cost $20,588,283)		20,588,283

	Total Short-Term Investment
	(Cost $23,722,018)		23,722,018

	Total Investments
	(Cost $348,641,416) (c) (d)	101.0%	340,534,181
	Liabilities in Excess of Other Assets	(1.0)	(3,491,830)
	Net Assets	100.0%	$337,042,351

MXN	Mexican New Peso.
*	Resale is restricted to qualified institutional investors.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $622,240.
***	May include cash designated as collateral in connection with open swap contracts.
+	Floating rate security, rate shown is the rate in effect at March 31, 2008.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(c)

Securities have been designated as collateral in amount equal to $136,959,081 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts and open futures contracts.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$340,534,181	$20,588,283	$319,945,898	—
Other Financial Instruments*	12,589,855	(1,344,369)	13,934,224	—
Total	$353,124,036	$19,243,914	$333,880,122	$0

* Other financial instruments include futures, forwards, and swap contracts.

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5)credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (9) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Futures Contracts Open at March 31, 2008:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
314	Long	U.S.Treasury Notes 5 Year,
		June 2008	$35,869,595	$414,429
52	Long	U.S.Treasury Notes 2 Year,
		June 2008	11,162,126	71,238
20	Long	U.S.Treasury Bonds 20 Year,
		June 2008	2,375,938	(28,170)
597	Short	U.S.Treasury Notes 10 Year,
		June 2008	(71,015,019)	(1,801,866)

	Net Unrealized Depreciation			$(1,344,369)

Interest Rate Swap Contracts Open at March 31, 2008:

	NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
	AMOUNT	RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND	BY FUND #	DATE	(DEPRECIATION)
Bank of America, N.A.	$22,940	Fixed Rate 5.550%	Floating Rate 0.000%	February 22, 2018	$450,542
Bank of America, N.A.	22,760	Fixed Rate 5.637	Floating Rate 0.000	March 7, 2018	513,693
Bank of America, N.A.	29,275	Floating Rate 0.000	Fixed Rate 5.957	February 22, 2023	(412,778)
Bank of America, N.A.	29,260	Floating Rate 0.000	Fixed Rate 6.040	March 7, 2023	(479,864)
Citibank Capital Market	8,000	Fixed Rate 5.448	Floating Rate 3.096	August 9, 2017	906,400
Citibank N.A. New York	16,500	Fixed Rate 5.274	Floating Rate 3.331	October 25, 2037	1,681,185
Deutsche Bank	75,550	Fixed Rate 5.388	Floating Rate 5.030	May 25, 2017	8,199,442
Deutsche Bank	11,600	Fixed Rate 5.428	Floating Rate 5.061	August 9, 2017	1,294,676
JPMorgan Chase Co.	21,200	Fixed Rate 5.454	Floating Rate 5.131	June 4, 2017	2,405,776
JPMorgan Chase Co.	7,800	Fixed Rate 5.448	Floating Rate 5.061	August 9, 2017	882,414
JPMorgan Chase Co.	11,400	Fixed Rate 5.131	Floating Rate 4.582	December 4, 2017	(487,692)
JPMorgan Chase N.A. New York	25,500	Fixed Rate 2.598	Floating Rate 3.966	March 25, 2018	236,130
JPMorgan Chase N.A. New York	38,500	Fixed Rate 2.598	Floating Rate 3.966	March 25, 2018	356,510

	Net Unrealized Appreciation				$15,546,434

# Floating Rate represents USD-3 Months LIBOR

Credit Default Swap Contracts Open at March 31, 2008:

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	(DEPRECIATION)
Goldman Sachs International
DJ CDX, N.A.	Sell	$3,360	1.40%	December 20, 2012	$(71,090)
Goldman Sachs International
DJ CDX, N.A.	Sell	3,520	1.40	December 20, 2012	(78,702)
Goldman Sachs International
DJ CDX, N.A.	Sell	3,460	1.40	December 20, 2012	(67,031)
Goldman Sachs International
DJ CDX, N.A.	Sell	7,530	1.40	December 20, 2012	(141,213)
Merril Lynch, Inc.
DJ CDX, N.A.	Sell	6,090	1.40	December 20, 2012	169,438
Goldman Sachs International
DJ CDX, N.A.	Sell	5,360	0.60	December 20, 2012	(106,641)
Goldman Sachs International
DJ CDX, N.A.	Sell	1,810	0.60	December 20, 2012	(16,627)
Goldman Sachs International
DJ CDX, N.A.	Sell	3,525	0.80	December 20, 2012	(14,742)
J.P. Morgan Chase
SLM Corp.	Sell	955	4.95	March 20, 2013	(110,435)
Merril Lynch, Inc.
SLM Corp.	Sell	955	5.00	March 20, 2013	(108,857)
Lehman Brothers, Inc.
ABX.HE Indices	Buy	960	0.18	July 25, 1945	(52,714)
Credit Suisse
ABX.HE Indices	Buy	960	0.18	July 25, 1945	(43,119)
Credit Suisse
Arrow Electronics, Inc.	Buy	2,140	1.00	March 20, 2015	11,259
Lehman Brothers, Inc.
Arrow Electronics, Inc.	Buy	325	1.04	March 20, 2018	2,540
Lehman Brothers, Inc.
Arrow Electronics, Inc.	Buy	2,225	1.40	March 20, 2013	—
Credit Suisse
Arrow Electronics, Inc.	Buy	500	1.11	March 20, 2013	(2,310)
UBS Securities
American Standard, Inc.	Buy	1,875	0.50	March 20, 2013	14,121
UBS Securities
American Standard, Inc.	Buy	1,970	0.60	March 20, 2018	14,682
Goldman Sachs International
American Standard, Inc.	Buy	605	0.50	March 20, 2013	4,556

Goldman Sachs International
American Standard, Inc.	Buy	230	0.60	March 20, 2018	1,714
Goldman Sachs International
Avalonbay Communities	Buy	3,275	3.05	March 20, 2013	(25,165)
Bank of America, N.A.
Carnival Corp.	Buy	1,985	1.57	March 20, 2018	(27,155)
Merril Lynch, Inc.
Carnival Corp.	Buy	1,640	1.57	March 20, 2018	(22,437)
Merril Lynch, Inc.
Carnival Corp.	Buy	1,955	1.50	March 20, 2018	(16,444)
Merril Lynch, Inc.
Carnival Corp.	Buy	1,085	1.60	March 20, 2018	(13,988)
Goldman Sachs International
Carnival Corp.	Buy	160	1.60	March 20, 2018	(2,063)
Bank of America, N.A.
Centurytel Inc.	Buy	905	0.88	September 20, 2017	50,765
Goldman Sachs International
Chubb Corp.	Buy	3,900	0.10	March 20, 2012	70,660
Lehman Brothers, Inc.
CMBX NA S-1 AAA	Buy	9,380	0.10	October 12, 1952	(558,723)
Lehman Brothers, Inc.
CMBX NA S-1 AAA	Buy	9,475	0.10	October 12, 1952	(612,951)
Lehman Brothers, Inc.
CMBX NA S-1 AAA	Buy	11,725	0.10	October 12, 1952	(790,332)
Goldman Sachs International
Coca-Cola Enterprises, Inc.	Buy	3,395	0.587	March 20, 2013	(6,882)
Lehman Brothers, Inc.
Coca-Cola Enterprises, Inc.	Buy	1,520	0.64	March 20, 2013	(6,761)
Citigroup, Inc.
Covidien	Buy	767	0.43	March 20, 2012	91
Citigroup, Inc.
Covidien	Buy	400	0.43	March 20, 2012	48
Goldman Sachs International
Dell, Inc.	Buy	1,960	0.22	March 20, 2012	35,178
Merril Lynch, Inc.
Disney (Walt) Co.	Buy	3,325	0.77	March 20, 2013	—
Merril Lynch, Inc.
Disney (Walt) Co.	Buy	3,135	0.60	March 20, 2013	(10,781)
Goldman Sachs International
DJ CDX, N.A.	Buy	7,850	0.75	December 20, 2011	629,293
Goldman Sachs International
Dupont El Nemour	Buy	555	0.43	March 20, 2013	1,122
Citigroup, Inc.
Eaton Corp.	Buy	1,570	0.62	March 20, 2013	11,888
J.P. Morgan Chase
Eaton Corp.	Buy	550	0.60	March 20, 2013	4,667
Citigroup, Inc.
Eaton Corp.	Buy	1,250	0.72	March 20, 2013	3,757
Citigroup, Inc.
Eaton Corp.	Buy	885	0.82	March 20, 2018	7,509
Goldman Sachs International
Eaton Corp.	Buy	1,085	0.97	March 20, 2018	(3,763)
Merril Lynch, Inc.
Eaton Corp.	Buy	1,235	0.92	March 20, 2018	636
UBS Securities
Ely Lilly Co.	Buy	2,785	0.30	March 20, 2013	17,359
Goldman Sachs International
Ely Lilly Co.	Buy	685	0.33	March 20, 2013	3,322
Goldman Sachs International
Firstenergy Corp.	Buy	3,260	1.25	March 20, 2013	(18,005)
Goldman Sachs International
Gap Inc.	Buy	2,360	1.19	March 20, 2012	(28,849)
Lehman Brothers, Inc.
Goodrich (B.F.) Co.	Buy	810	0.46	March 20, 2018	9,325
Lehman Brothers, Inc.
Goodrich (B.F.) Co.	Buy	1,130	0.45	March 20, 2018	13,930
Goldman Sachs International
Goodrich (B.F.) Co.	Buy	1,000	0.47	March 20, 2018	10,697
Bank of America, N.A.
Goodrich (B.F.) Co.	Buy	1,410	0.70	March 20, 2013	(13,209)
Bank of America, N.A.
Goodrich (B.F.) Co.	Buy	965	0.82	March 20, 2018	(17,203)
Goldman Sachs International
Hartford Life Inc.	Buy	3,900	0.12	December 20, 2011	170,621
Goldman Sachs International
Lehman Brothers, Inc.	Buy	1,710	4.40	March 20, 2013	(100,531)
Goldman Sachs International
Lehman Brothers, Inc.	Buy	3,750	4.75	March 20, 2013	(274,440)
UBS Securities
Martin Marietta Materials	Buy	1,570	1.78	March 20, 2013	21,116
UBS Securities
Martin Marietta Materials	Buy	1,570	1.73	March 20, 2018	34,245

Bank of America, N.A.
Merril Lynch Co.	Buy	1,075	3.25	March 20, 2013	(25,199)
Goldman Sachs International
Merril Lynch Co.	Buy	645	3.25	March 20, 2013	(15,119)
Lehman Brothers, Inc.
Metlife Inc.	Buy	1,840	2.15	March 20, 2013	(52,262)
Deutsche Securities Inc.
MGIC Investment Corp.	Buy	615	8.15	March 20, 2013	(42,313)
Goldman Sachs International
Motorola Inc.	Buy	1,270	0.15	December 20, 2011	117,930
Goldman Sachs International
Motorola Inc.	Buy	2,640	0.157	December 20, 2011	244,533
J.P. Morgan Chase
Nordstrom Inc.	Buy	1,070	1.07	March 20, 2018	22,006
J.P. Morgan Chase
Nordstrom Inc.	Buy	1,070	1.15	March 20, 2018	15,398
Bank of America, N.A.
Nordstrom Inc.	Buy	1,400	1.03	March 20, 2018	33,114
Credit Suisse
Nordstrom Inc.	Buy	3,295	1.04	March 20, 2013	31,830
Credit Suisse
Nordstrom Inc.	Buy	1,710	1.05	March 20, 2013	15,749
Credit Suisse
Pactiv Corp.	Buy	2,200	1.35	March 20, 2013	950
Bank of America, N.A.
Pactiv Corp.	Buy	2,200	1.375	March 20, 2013	(1,514)
Deutsche Securities Inc.
Pactiv Corp.	Buy	750	1.34	March 20, 2013	659
J.P. Morgan Chase
Pepsi Bottling Group Inc.	Buy	1,165	0.63	March 20, 2013	(6,185)
J.P. Morgan Chase
Pepsi Bottling Group Inc.	Buy	855	0.58	March 20, 2013	(2,574)
Citigroup, Inc.
Pitney Bowes Inc.	Buy	2,220	0.48	March 20, 2013	22,153
Credit Suisse
PMI Group Inc.	Buy	530	8.10	March 20, 2013	(22,859)
Goldman Sachs International
Prologis	Buy	1,435	3.33	March 20, 2013	14,940
Goldman Sachs International
Sealed Air Corp.	Buy	585	1.24	March 20, 2018	14,474
Goldman Sachs International
Sealed Air Corp.	Buy	1,205	1.08	March 20, 2018	44,403
Bank of America, N.A.
Sealed Air Corp.	Buy	900	1.12	March 20, 2018	30,436
Bank of America, N.A.
Sealed Air Corp.	Buy	650	1.08	March 20, 2018	23,952
Goldman Sachs International
Simon Property Group	Buy	2,120	2.32	March 20, 2018	(107,098)
Goldman Sachs International
Simon Property Group	Buy	2,650	2.37	March 20, 2018	(143,715)
Bank of America, N.A.
Textron Financial Corp.	Buy	1,065	0.80	March 20, 2018	64,505
UBS Securities
Textron Financial Corp.	Buy	1,820	1.06	March 20, 2013	(5,354)
Goldman Sachs International
Textron Financial Corp.	Buy	1,845	1.05	March 20, 2013	41,968
UBS Securities
Textron Financial Corp.	Buy	770	1.01	March 20, 2013	19,345
UBS Securities
Textron Financial Corp.	Buy	935	1.00	March 20, 2013	23,488
Bank of America, N.A.
Toll Brothers Inc.	Buy	1,695	2.90	March 20, 2013	11,702
Bank of America, N.A.
Toll Brothers Inc.	Buy	845	2.25	March 20, 2018	8,165
Citigroup, Inc.
Tyco Electronics	Buy	767	0.43	March 20, 2012	23,179
Citigroup, Inc.
Tyco Electronics	Buy	400	0.43	March 20, 2012	12,093
Citigroup, Inc.
Tyco International Ltd	Buy	767	0.43	March 20, 2012	23,186
Citigroup, Inc.
Tyco International Ltd	Buy	400	0.43	March 20, 2012	12,097
Goldman Sachs International
Union Pacific Corp.	Buy	1,950	0.20	December 20, 2011	22,203
Goldman Sachs International
Washington Mutual	Buy	135	6.50	March 20, 2013	(7,706)
Deutsche Securities Inc.
Washington Mutual	Buy	1,745	5.00	June 20, 2013	(10,212)
Bank of America, N.A.
Yum! Brands Inc.	Buy	1,515	1.25	March 20, 2013	(14,439)
Bank of America, N.A.
Yum! Brands Inc.	Buy	235	1.18	March 20, 2013	(1,494)

	Net Unrealized Depreciation				$(1,612,210)

Morgan Stanley Variable Investment Series - High Yield Portfolio

Portfolio of Investments  March 31, 2008  (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Corporate Bonds (96.0%)
	Advertising/Marketing Services (3.1%)
$327	Dex Media West/Finance	9.875%		08/15/13	$285,307
810	Idears Inc.	8.00		11/15/16	528,525
220	Interpublic Group of Companies, Inc. (The)	6.25		11/15/14	178,475
380	Valassis Communications, Inc. 144A*	8.25		03/01/15	314,450
					1,306,757
	Aluminum (1.1%)
500	Novelis, Inc. (Canada)	7.25		02/15/15	445,000

	Apparel/Footwear (1.5%)
225	Oxford Industries, Inc.	8.875		06/01/11	214,875
405	Phillips-Van Heusen Corp.	7.25		02/15/11	405,000
					619,875
	Apparel/Footwear Retail (0.8%)
330	Brown Shoe Co., Inc.	8.75		05/01/12	328,350

	Auto Parts: O.E.M. (0.9%)
420	ArvinMeritor, Inc.	8.75		03/01/12	386,400

	Beverages: Alcoholic (0.5%)
210	Constellation Brands, Inc. - 144A*	7.25		05/15/17	204,750

	Broadcasting (0.8%)
260	LIN Television Corp.	6.50		05/15/13	242,450
190	Univision Communications - 144A*	9.75		03/15/15	115,900
					358,350
	Building Products (1.9%)
275	Interface Inc.	9.50		02/01/14	286,000
145	Interface Inc.	10.375		02/01/10	152,250
505	Nortek Inc.	8.50		09/01/14	376,225
					814,475
	Cable/Satellite TV (4.2%)
565	Cablevision Systems Corp. (Series B)	9.644	**	04/01/09	563,587
182	CCH I LLC/CCH I Cap Co.	11.00		10/01/15	127,400
125	CCH II/CCH II	10.25		09/15/10	114,375
35	DIRECTV Holdings LLC/Financing Co., Inc.	6.375		06/15/15	32,812
100	Echostar DBS Corp.	6.375		10/01/11	96,250
330	Echostar DBS Corp.	6.625		10/01/14	301,125
45	Intelsat Sub holdings Co. Ltd. (Bermuda)	8.25		01/15/13	45,562
440	Intelsat Sub holdings Co. Ltd. (Bermuda)	8.625		01/15/15	445,500
65	NTL Cable PLC (United Kingdom)	8.75		04/15/14	58,663
					1,785,274
	Casino/Gaming (6.4%)
4,485	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (a) (b) (e)	13.50		03/01/10	0
800	Harrah’s Operating Co., Inc.	5.375		12/15/13	520,000
765	Isle of Capri Casinos	7.00		03/01/14	548,887
555	Las Vegas Sands Corp.	6.375		02/15/15	492,563
515	MGM Mirage Inc.	6.00		10/01/09	513,713
7,210	Resort At Summerlin LP/Ras Co. (Series B) (a) (b) (e)	13.00	@	12/15/07	0
700	Station Casinos, Inc.	6.00		04/01/12	577,500
85	Station Casinos, Inc.	7.75		08/15/16	68,850
					2,721,513
	Chemicals: Agricultural (0.7%)
295	Terra Capital Inc. (Series B)	7.00		02/01/17	292,419

	Chemicals: Major Diversified (0.6%)
290	Westlake Chemical Corp.	6.625		01/15/16	255,200

	Chemicals: Specialty (2.6%)
160	Innophos Holdings Inc. - 144A*	9.50		04/15/12	150,400
270	Innophos, Inc.	8.875		08/15/14	263,250
250	Koppers Holdings, Inc.	9.875	#	11/15/14	218,125
175	Koppers Industry Inc.	9.875		10/15/13	184,625
275	Nalco Co.	7.75		11/15/11	279,813
					1,096,213

		Coal (1.4%)
	140	Foundation PA Coal Co.	7.25	08/01/14	139,300
	460	Massey Energy Co.	6.875	12/15/13	447,350
					586,650
		Containers/Packaging (4.3%)
	405	Berry Plastics Holding Corp.	8.875	09/15/14	355,387
	160	Berry Plastics Holdings Corp. - 144A*	10.25	03/01/16	124,000
	155	Graham Packaging Company Inc.	8.50	10/15/12	140,275
	350	Graham Packaging Company Inc.	9.875	10/15/14	295,750
	430	Graphic Packaging International Corp.	9.50	08/15/13	414,950
	460	Owens-Illinois, Inc.	7.50	05/15/10	472,650
					1,803,012
		Data Processing Services (0.8%)
	345	Sungard Data Systems Inc.	9.125	08/15/13	350,175

		Drugstore Chains (1.0%)
	410	Rite Aid Corp.	8.125	05/01/10	401,800

		Electric Utilities (4.8%)
	270	AES Corp. (The)	7.75	03/01/14	273,037
	42	AES Corp. (The)	8.875	02/15/11	44,205
	54	AES Corp. (The)	9.375	09/15/10	57,375
	285	Intergen - 144A*	9.00	06/30/17	299,250
	275	IPALCO Enterprises, Inc.	8.375	11/14/08	279,812
	115	IPALCO Enterprises, Inc.	8.625	11/14/11	121,613
	265	Reliant Energy Inc.	7.875	06/15/17	265,000
	235	Texas Comp Ekectric Holding Co. - 144A*	10.25	11/01/15	235,294
	435	Texas Comp Ekectric Holding Co. - 144A*	10.25	11/01/15	435,544
					2,011,130
		Electrical Products (1.5%)
	120	Balder Electric Co.	8.625	02/15/17	119,400
	512	Ormat Funding Corp.	8.25	12/30/20	517,041
					636,441
		Environmental Services (1.5%)
	280	Allied Waste North America, Inc.	5.75	02/15/11	275,100
	355	Allied Waste North America, Inc.	7.875	04/15/13	366,981
					642,081
		Finance/Rental/Leasing (4.2%)
	775	Capmark Financial Group Inc. - 144A*	5.875	05/10/12	491,423
	35	Capmark Financial Group Inc. - 144A*	6.30	05/10/17	21,017
	640	Ford Motor Credit Co LLC.	7.00	10/01/13	499,743
	755	Ford Motor Credit Co LLC.	7.25	10/25/11	620,633
	190	Residential Capital Corp.	8.375	06/30/10	96,425
	130	Residential Capital LLC	6.50	04/17/13	63,700
					1,792,941
		Financial Conglomerates (1.1%)
	600	General Motors Acceptance Corp. LLC.	6.875	09/15/11	459,546

		Food Retail (1.6%)
	163	CA FM Lease Trust - 144A*	8.50	07/15/17	187,167
	125	Delhaize America, Inc.	9.00	04/15/31	150,843
	210	Supervalu Inc.	7.50	05/15/12	215,040
	120	Supervalu Inc.	7.50	11/15/14	121,800
					674,850
		Food: Meat/Fish/Dairy (3.1%)
	290	Michael Foods Inc. (Series B)	8.00	11/15/13	284,200
	480	Pilgrim’s Pride Corp.	7.625	05/01/15	464,400
	535	Smithfield Foods, Inc. (Series B)	8.00	10/15/09	545,700
					1,294,300
		Forest Products (1.0%)
	120	Crown Americas, Inc. - 144A*	7.625	11/15/13	123,000
EUR	200	Crown Euro Holdings SA (France)	6.25	09/01/11	302,332
					425,332
		Gas Distributors (0.9%)
$285		DYNEGY Holdings Inc.- 144A*	7.75	06/01/19	267,900
	130	Equitable Resources, Inc.	6.50	04/01/18	130,901
					398,801
		Home Building (0.1%)
	40	Pulte Homes, Inc.	6.375	05/15/33	31,400

		Home Furnishings (0.7%)
	355	Jarden Corp.	7.50	05/01/17	312,400

	Hospital/Nursing Management (4.7%)
260	Community Health Systems - 144A*	8.875	07/15/15	262,275
255	HCA, Inc.	5.75	03/15/14	211,650
385	HCA, Inc	6.25	02/15/13	336,875
150	HCA, Inc.	6.50	02/15/16	127,125
200	HCA, Inc.	8.70	02/10/10	200,626
35	HCA, Inc.	8.75	09/01/10	35,175
15	HCA, Inc	9.125	11/15/14	15,487
210	Sun Healthcare Group Inc. - 144A*	9.125	04/15/15	203,700
505	Tenet Healthcare Corp.	7.375	02/01/13	453,238
130	Tenet Healthcare Corp.	9.875	07/01/14	126,425
				1,972,576
	Industrial Specialties (1.5%)
560	Johnsondiversy, Inc.	9.625	05/15/12	554,400
68	UCAR Finance, Inc.	10.25	02/15/12	70,720
				625,120
	Information Technology Services (0.4%)
215	VANGENT, INC	9.625	02/15/15	173,613

	Integrated Oil (0.2%)
90	Cimarex Energy Co.	7.125	05/01/17	89,775

	Media Conglomerates (1.1%)
491	Canwest Media Inc. (Canada)	8.00	09/15/12	468,906

	Medical Specialties (2.0%)
475	Fisher Scientific International, Inc.	6.125	07/01/15	473,753
65	Invacare Corp.	9.75	02/15/15	65,650
				539,403
	Medical/Nursing Services (2.7%)
330	DaVita Inc. - 144A*	6.625	03/15/13	321,750
370	FMC Finance III SA - 144A*	6.875	07/15/17	371,850
755	Fresenius Medical Care Capital Trust	7.875	06/15/11	787,087
				1,480,687
	Miscellaneous Commercial Services (1.2%)
505	Iron Mountain Inc.	8.625	04/01/13	512,575

	Miscellaneous Manufacturing (0.1%)
320	Propex Fabrics Inc.	10.00	12/01/12	40,000

	Motor Vehicles (0.4%)
215	General Motors Corp.	8.375	07/15/33	152,650

	Oil & Gas Pipelines (4.5%)
670	Colorado Interstate Gas Co.	6.80	11/15/15	694,125
375	Pacific Energy Partners/Finance	7.125	06/15/14	397,239
735	Williams Companies, Inc. (The)	7.875	09/01/21	800,231
				1,891,595
	Oil & Gas Production (3.9%)
445	Chaparral Energy, Inc.	8.50	12/01/15	389,375
70	Chaparral Energy, Inc. - 144A*	8.875	02/01/17	61,075
430	Chesapeake Energy Corp.	7.50	09/15/13	445,050
28	Chesapeake Energy Corp.	7.75	01/15/15	28,980
525	Hilcorp Energy/Finance - 144A*	7.75	11/01/15	494,812
250	Opti Canada Inc.- 144A* (Canada)	8.25	12/15/14	248,750
				1,668,042
	Oilfield Services/Equipment (1.1%)
205	CIE Gener de Geophysique S.A. (France)	7.50	05/15/15	209,100
250	Helix Energy Solutions -144A*	9.50	01/15/16	251,250
				460,350
	Other Transportation (1.4%)
610	CHC Helicopter Corp. (Canada)	7.375	05/01/14	610,762

	Pharmaceuticals: Major (0.6%)
260	Warner Chilcott Corp.	8.75	02/01/15	261,300

	Precious Metals (0.6%)
240	Freeport-McMoran C & G	8.375	04/01/17	255,300

		Pulp & Paper (1.0%)
	340	Georgia Pacific Corp. - 144A*	7.125		01/15/17	316,200
	110	Glatfelter P.H. - 144A*	7.125		05/01/16	108,625
						424,825
		Real Estate Development (0.5%)
	315	Realogy Corp. - 144A*	10.50		04/15/14	213,413

		Real Estate Investment Trusts (1.6%)
	390	Host Marriott LP	6.375		03/15/15	364,650
	335	Host Marriott LP	7.125		11/01/13	329,975
						694,625
		Restaurants (0.6%)
	25	Aramark Corp. - 144A*	8.411	**	02/01/15	22,188
	75	Aramark Corp. - 144A*	8.50		02/01/15	75,562
	165	Aramark Services Inc.	5.00		06/01/12	144,375
						242,125
		Savings Banks (0.5%)
	300	Washington Mutual Pfd - 144A*	9.75		10/29/49	229,825

		Semiconductors (0.7%)
	365	Freescale Semiconductor - 144A*	8.875		12/15/14	287,437

		Services to the Health Industry (2.2%)
	135	LVB Acquisition Merger	10.375		10/15/17	140,738
	155	Medco Health Solutions	7.125		03/15/18	159,101
	270	National Mentor Holdings Inc.	11.25		07/01/14	278,100
	345	Omnicare Inc.	6.75		12/15/13	309,638
	70	Omnicare Inc.	6.875		12/15/15	61,250
						948,827
		Specialty Stores (1.9%)
	150	Asbury Automotive Group - 144A*	7.625		03/15/17	119,250
	520	Sonic Automotive, Inc.	8.625		08/15/13	483,600
	230	United Auto Group	7.75		12/15/16	200,100
						802,950
		Specialty Telecommunications (2.5%)
	230	American Tower Corp.	7.125		10/15/12	236,325
	310	American Tower Corp.	7.50		05/01/12	318,525
	125	Citizens Communications	6.25		01/15/13	113,750
	98	Panamsat Corp.	9.00		08/15/14	99,225
	148	Qwest Communications International	6.565	**	02/15/09	147,260
	125	Winstream Corp.	8.125		08/01/13	123,438
						1,038,523
		Telecommunications (1.9%)
	357	Axtel SA (Mexico)	11.00		12/15/13	389,130
	613	Exodus Communications, Inc. (a) (b) (e)	11.625		07/15/10	0
	135	Nordic Tel Company - 144A* (Denmark)	8.875		05/01/16	131,625
	4,679	Rhythms Netconnections, Inc. (a) (b) (e)	12.75		04/15/09	0
EUR	110	TDC AS (Denmark)	6.50		04/19/12	165,456
$100		U.S. West Communications Corp.	5.625		11/15/08	100,000
						786,211
		Tobacco (0.7%)
	295	Reynolds American Inc.	6.50		07/15/10	302,375

		Wholesale Distributors (1.0%)
	440	RBS Global & Rexnold Corp.	9.50		08/01/14	413,600

		Wireless Telecommunications (0.7%)
	300	Wind Acquisition Finance SA - 144A* (Luxembourg)	10.75		12/01/15	307,500

		Total Corporate Bonds (Cost $57,336,863)				40,330,325

		Convertible Bond (0.3%)
		Telecommunication Equipment
	139	Nortel Networks Corp. (Canada)
		(Cost $138,244)	4.25		09/01/08	137,958

		Foreign Government Obligation (0.6%)
MXN	2,360	Mexican Fixed Rate Bonds
		(Cost $240,273)	9.50		12/18/14	246,539

	Collateralized Mortgage Obligations (0.5%)
	Finance/Rental/Leasing
$159	American Home Mortgage Assets - 2006-4 1A3	2.909	10/25/46	79,528
156	Countrywide Alternative Loan Trust - 2006-0A21 A3	2.816	03/20/47	75,055
100	Master Adjustable Rate Mortgage Trust - 2007-3 1M2	3.699	05/25/47	39,537

	Total Collateralized Mortgage Obligations
	(Cost $351,923)			194,120

	Senior Loans (0.5%)
	Finance - Commercial
237	First Data Corp.	5.349	09/24/14	213,720
18	First Data Corp.	5.446	09/24/14	15,842
265	Sandridge Energy	8.625	04/01/15	262,019
	Total Senior Loans
	(Cost $512,048)			491,581

NUMBER OF
SHARES
	Common Stocks (0.1%)
	Casino/Gaming (d) (e) (0.0%)
2,000	Fitzgeralds Gaming Corp. +			0

	Food: Specialty/Candy (c) (d) (e) (0.0%)
2,375	SFAC New Holdings Inc. ++			0
436	SFFB New Holdings Inc.			0
				0
	Restaurants (c) (d) (e) (0.1%)
3,374	American Restaurant Group Holdings, Inc. (Class A)			26,992
92,158	Catalina Restaurant Group (escrow)			922
				27,914
	Specialty Telecommunications (c) (d) (0.0%)
12,688	Birch Telecom Inc. +++ (e)			127
131,683	PFB Telecom NV (Series B) (e)			0
565	XO Holdings, Inc.			734
				861
	Telecommunications (c) (d) (0.0%)
2,251	Viatel Holdings Bermuda Ltd. (Bermuda)			27

	Textiles (c) (d) (e) (0.0%)
298,461	U.S. Leather, Inc.			0

	Wireless Telecommunications (c) (0.0%)
521	USA Mobility, Inc.			3,720

	Total Common Stocks
	(Cost $41,768,507)			32,522

NUMBER OF			EXPIRATION
WARRANTS			DATE
	Warrants (d) (0.0%)
	Casino/Gaming (e) (0.0%)
83,500	Aladdin Gaming Enterprises, Inc. - 144A*		03/01/10	0

	Personnel Services (e) (0.0%)
42,250	Comforce Corp. - 144A*		12/01/09	0

	Specialty Telecommunications (c) (0.0%)
1,132	XO Holdings, Inc. (Series A)		01/16/10	113
849	XO Holdings, Inc. (Series B)		01/16/10	42
849	XO Holdings, Inc. (Series C)		01/16/10	34
				189
	Total Warrants
	(Cost $128,405)			189

NUMBER OF
SHARES (000)
	Short-Term Investment (1.5%)
	Investment Company (f) (1.2%)
521	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class ##
	(Cost $520,655)			520,655

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	U.S. Government Obligation (g) (0.3%)
$120	U.S. Treasury Bills***
	(Cost $119,905)	3.15	04/01/08	119,905

	Total Short-term Investments
	(Cost $640,560)			640,560

	Total Investments
	(Cost $101,116,823) (h) (i)		99.5%	42,073,794
	Other Assets in Excess of Liabilities		0.5	206,238
	Net Assets		100.0%	$42,280,032

MXN	Mexican New Peso.
*	Resale is restricted to qualified institutional investors.
**	Floating rate security, rate shown is the rate in effect at March 31, 2008.
***	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
@	Payment-in-kind security.
#	Currently a zero coupon bond and is scheduled to pay interest at the rate shown at a future specified date.
##	May include cash designated as collateral in connection with open swap contracts.
+	Resale is restricted; acquired (12/22/98) at a cost basis of $9,020.
++	Resale is restricted; acquired (06/10/99) at a cost basis of $24.
+++	Resale is restricted; acquired (between 03/06/98 and 08/25/98) at a cost basis of $6,473,685.
(a)	Issuer in bankruptcy.
(b)	Non-income producing security; bond in default.
(c)	Acquired through exchange offer.
(d)	Non-income producing securities.
(e)

Securities with a total market value equal to $28,041 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(f)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(g)	The security has been physically segregated in connection with open futures contracts in the amount of $106,460.
(h)

Securities have been designated as collateral in amount equal to $12,793,939 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts and open futures contracts.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$42,073,794	$524,375	$41,521,378	$28,041
Other Financial Instruments*	414,068	(201,924)	$615,992	—
Total	$42,487,862	$322,451	$42,137,370	$28,041

* Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$28,041
Net purchases (sales)	0
Transfers in and/or out	0
Change in unrealized appreciation/depreciation	0
Realized gains (losses)	0
Ending Balance	$28,041

Net change in unrealized appreciation/ depreciation from investments still held as of March 31, 2008	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5)credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (9) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Forward Foreign Currency Contract Open at March 31, 2008:

CONTRACT TO		IN EXCHANGE	DELIVERY	UNREALIZED
DELIVER		FOR	DATE	DEPRECIATION
EUR	300,000	$441,900	04/30/08	$(31,241)

Currency Abbreviations:

EUR                         Euro.

Futures Contracts Open at March 31, 2008:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
14	Long	U.S.Treasury Notes 2 Year,
		June 2008	$3,005,188	$16,920
6	Long	U.S.Treasury Notes 5 Year,
		June 2008	685,406	9,517
12	Short	U.S.Treasury Bonds 20 Year,
		June 2008	(1,425,563)	(33,211)
60	Short	U.S.Treasury Notes 10 Year,
		June 2008	(7,137,188)	(195,150)

	Net Unrealized Depreciation			$(201,924)

Interest Rate Swap Contracts Open at March 31, 2008:

	NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
	AMOUNT	RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND	BY FUND #	DATE	(DEPRECIATION)
Bank of America, N.A.	$2,890	Fixed Rate 5.550%	Floating Rate 0.000%	February 22, 2018	$56,760

Bank of America, N.A.	2,890	Fixed Rate 5.637%	Floating Rate 0.000%	March 7, 2018	65,227

Bank of America, N.A.	3,685	Floating Rate 0.000%	Fixed Rate 5.957%	February 22, 2023	(51,959)

Bank of America, N.A.	3,715	Floating Rate 0.000%	Fixed Rate 6.040%	March 7, 2023	(60,926)

Citibank N.A. New York	2,800	Fixed Rate 5.004%	Floating Rate 3.243%	October 31, 2017	217,392

JPMorgan Chase N.A. New York	7,000	Fixed Rate 4.902%	Floating Rate 3.070%	November 20, 2017	483,210

	Net Unrealized Appreciation				$709,704

# Floating Rate represents USD-3 Months LIBOR

Credit Default Swap Contracts Open at March 31, 2008:

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	(DEPRECIATION)
Goldman Sachs International
DJ CDX, N.A.	Sell	$475	1.40%	December 20, 2012	$4,138
Merril Lynch, Inc.
DJ CDX, N.A.	Sell	770	1.40	December 20, 2012	21,423
Lehman Brothers, Inc.
DJ CDX, N.A.	Sell	1,485	3.75	December 20, 2012	(71,492)
Goldman Sachs International
Qwest Capital Funding, Inc.	Sell	110	3.25	December 20, 2012	(10,085)
J.P. Morgan Chase
SLM Corp.	Sell	120	4.95	March 20, 2013	(13,877)
Merril Lynch, Inc.
SLM Corp.	Sell	120	5.00	March 20, 2013	(13,678)
Lehman Brothers, Inc.
ABX.HE Indices	Buy	75	0.18	July 25, 1945	(4,118)
Credit Suisse
ABX.HE Indices	Buy	75	0.18	July 25, 1945	(3,369)
UBS Securities
American Standard, Inc.	Buy	235	0.50	March 20, 2013	1,770
UBS Securities
American Standard, Inc.	Buy	250	0.60	March 20, 2018	1,863
Goldman Sachs International
American Standard, Inc.	Buy	80	0.50	March 20, 2013	602
Goldman Sachs International
American Standard, Inc.	Buy	40	0.60	March 20, 2018	298
Credit Suisse
Arrow Electronics, Inc.	Buy	275	1.00	March 20, 2015	1,447
Lehman Brothers, Inc.
Arrow Electronics, Inc.	Buy	60	1.04	March 20, 2018	469
Lehman Brothers, Inc.
Arrow Electronics, Inc.	Buy	630	1.40	March 20, 2013	—
Credit Suisse
Arrow Electronics, Inc.	Buy	330	1.11	March 20, 2013	(1,525)
Goldman Sachs International
Avalonbay Communities	Buy	415	3.05	March 20, 2013	(3,189)
Bank of America, N.A.
Carnival Corp.	Buy	255	1.57	March 20, 2018	(3,488)
Merril Lynch, Inc.
Carnival Corp.	Buy	215	1.57	March 20, 2018	(2,941)
Merril Lynch, Inc.
Carnival Corp.	Buy	250	1.50	March 20, 2018	(2,103)
Merril Lynch, Inc.
Carnival Corp.	Buy	140	1.60	March 20, 2018	(1,805)
Goldman Sachs International
Coca-Cola Enterprises, Inc.	Buy	430	0.587	March 20, 2013	(872)

Lehman Brothers, Inc.
Coca-Cola Enterprises, Inc.	Buy	385	0.64	March 20, 2013	(1,712)
Merril Lynch, Inc.
Disney (Walt) Co.	Buy	630	0.77	March 20, 2013	—
Merril Lynch, Inc.
Disney (Walt) Co.	Buy	395	0.60	March 20, 2013	(1,358)
Citigroup, Inc.
Eaton Corp.	Buy	200	0.62	March 20, 2013	1,514
J.P. Morgan Chase
Eaton Corp.	Buy	75	0.60	March 20, 2013	636
Citigroup, Inc.
Eaton Corp.	Buy	150	0.72	March 20, 2013	451
Citigroup, Inc.
Eaton Corp.	Buy	330	0.82	March 20, 2018	2,800
Goldman Sachs International
Eaton Corp.	Buy	145	0.97	March 20, 2018	(503)
Merril Lynch, Inc.
Eaton Corp.	Buy	145	0.92	March 20, 2018	75
Goldman Sachs International
Firstenergy Corp.	Buy	410	1.25	March 20, 2013	(2,264)
Lehman Brothers, Inc.
Goodrich (B.F.) Co.	Buy	100	0.46	March 20, 2018	1,151
Lehman Brothers, Inc.
Goodrich (B.F.) Co.	Buy	140	0.45	March 20, 2018	1,726
Goldman Sachs International
Goodrich (B.F.) Co.	Buy	120	0.47	March 20, 2018	1,284
Bank of America, N.A.
Goodrich (B.F.) Co.	Buy	180	0.70	March 20, 2013	(1,686)
Bank of America, N.A.
Goodrich (B.F.) Co.	Buy	125	0.82	March 20, 2018	(2,228)
UBS Securities
Martin Marietta Materials	Buy	100	1.78	March 20, 2013	1,345
UBS Securities
Martin Marietta Materials	Buy	100	1.73	March 20, 2018	2,181
Deutsche Securities Inc.
MGIC Investment Corp.	Buy	50	8.15	March 20, 2013	(3,440)
Goldman Sachs International
Merril Lynch Co.	Buy	230	2.45	March 20, 2013	2,295
J.P. Morgan Chase
Merril Lynch Co.	Buy	220	2.30	March 20, 2013	3,574
Lehman Brothers, Inc.
Metlife Inc.	Buy	245	2.15	March 20, 2013	(6,960)
J.P. Morgan Chase
Nordstrom Inc.	Buy	135	1.07	March 20, 2018	2,776
J.P. Morgan Chase
Nordstrom Inc.	Buy	135	1.15	March 20, 2018	1,943
Bank of America, N.A.
Nordstrom Inc.	Buy	170	1.03	March 20, 2018	4,021
Credit Suisse
Nordstrom Inc.	Buy	415	1.04	March 20, 2013	4,009
Credit Suisse
Nordstrom Inc.	Buy	215	1.05	March 20, 2013	1,980
Goldman Sachs International
Nordstrom Inc.	Buy	215	1.05	March 20, 2013	11,872
Credit Suisse
Pactiv Corp.	Buy	375	1.35	March 20, 2013	162
Bank of America, N.A.
Pactiv Corp.	Buy	375	1.375	March 20, 2013	(258)
Deutsche Securities Inc.
Pactiv Corp.	Buy	125	1.34	March 20, 2013	110
J.P. Morgan Chase
Pepsi Bottling Group Inc.	Buy	150	0.63	March 20, 2013	(796)
J.P. Morgan Chase
Pepsi Bottling Group Inc.	Buy	110	0.58	March 20, 2013	(331)
Credit Suisse
PMI Group Inc.	Buy	40	8.10	March 20, 2013	(1,725)
Goldman Sachs International
Prologis	Buy	185	3.33	March 20, 2013	1,926
Goldman Sachs International
Sealed Air Corp.	Buy	75	1.24	March 20, 2018	1,854

Goldman Sachs International
Sealed Air Corp.	Buy	155	1.08	March 20, 2018	5,712
Bank of America, N.A.
Sealed Air Corp.	Buy	110	1.12	March 20, 2018	3,720
Bank of America, N.A.
Sealed Air Corp.	Buy	85	1.08	March 20, 2018	3,132
Goldman Sachs International
Simon Property Group	Buy	270	2.32	March 20, 2018	(13,640)
Goldman Sachs International
Simon Property Group	Buy	340	2.37	March 20, 2018	(18,439)
Bank of America, N.A.
Textron Financial Corp.	Buy	205	0.80	March 20, 2018	12,416
UBS Securities
Textron Financial Corp.	Buy	350	1.06	March 20, 2013	(1,030)
Goldman Sachs International
Textron Financial Corp.	Buy	360	1.05	March 20, 2013	8,189
UBS Securities
Textron Financial Corp.	Buy	140	1.01	March 20, 2013	3,517
UBS Securities
Textron Financial Corp.	Buy	180	1.00	March 20, 2013	4,522
UBS Securities
Toll Brothers Inc.	Buy	335	2.90	March 20, 2013	2,308
Bank of America, N.A.
Toll Brothers Inc.	Buy	215	2.90	March 20, 2013	1,484
Bank of America, N.A.
Toll Brothers Inc.	Buy	110	2.25	March 20, 2018	1,063
Deutsche Securities Inc.
Washington Mutual	Buy	225	5.00	June 20, 2013	(1,317)

	Net Unrealized Depreciation				$(62,471)

Morgan Stanley Variable Investment Series - Utilities Portfolio

Portfolio of Investments  March 31, 2008  (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (99.6%)
	Cable/Satellite TV (2.3%)
169,500	Comcast Corp. (Class A)*	$3,278,130

	Electric Utilities (59.6%)
207,300	AES Corp. (The)*	3,455,691
68,000	Allegheny Energy, Inc.*	3,434,000
42,300	Ameren Corp.	1,862,892
68,800	American Electric Power Co., Inc.	2,864,144
201,300	CMS Energy Corp.	2,725,602
53,600	Consolidated Edison, Inc.	2,127,920
48,200	Constellation Energy Group	4,254,614
105,500	Dominion Resources, Inc.	4,308,620
63,900	DPL, Inc.	1,638,396
34,400	DTE Energy Co.	1,337,816
153,332	Duke Energy Corp.	2,736,976
87,600	Edison International	4,294,152
26,700	Entergy Corp.	2,912,436
61,000	Exelon Corp.	4,957,470
63,500	FirstEnergy Corp.	4,357,370
71,400	FPL Group, Inc.	4,479,636
107,000	Northeast Utilities	2,625,780
136,500	NRG Energy, Inc.*	5,322,135
48,200	NSTAR	1,466,726
109,100	PG&E Corp.	4,017,062
93,700	PPL Corp.	4,302,704
97,000	Public Service Enterprise Group Inc.	3,898,430
78,300	SCANA Corp.	2,864,214
113,500	Southern Co. (The)	4,041,735
68,100	Wisconsin Energy Corp.	2,995,719
		83,282,240
	Energy (17.5%)
79,100	AGL Resources, Inc.	2,714,712
216,161	Dynegy, Inc. (Class A)*	1,705,510
56,600	Equitable Resources, Inc.	3,333,740
87,000	MDU Resources Group, Inc.	2,135,850
53,550	New Jersey Resources Corp.	1,662,728
62,300	Questar Corp.	3,523,688
81,300	Sempra Energy	4,331,664
70,416	Spectra Energy Corp.	1,601,964
102,300	Williams Companies, Inc. (The)	3,373,854
		24,383,710
	Telecommunications (20.1%)
39,500	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	2,515,755
27,900	American Tower Corp. (Class A)*	1,093,959
176,621	AT&T Inc.	6,764,584
6,300	China Mobile Ltd. (ADR) (Hong Kong)	472,563
66,900	Citizens Communications Co.	701,781
42,700	Crown Castle International Corp.*	1,472,723
16,600	NII Holdings Inc.*	527,548
72,700	Rogers Communications, Inc. (Class B)	2,611,384
26,100	SBA Communications Corp.*	778,563
50,500	Telefonica S.A.	1,451,035
20,360	Telefonica S.A. (ADR) (Spain)	1,761,344
21,300	Telus Corp. (Non-Voting) (Canada)	897,486
45,100	Time Warner Telecom Inc. (Class A)*	698,599
153,820	Verizon Communications, Inc.	5,606,739

64,865	Windstream Corp.	775,137
		28,129,200
	Total Common Stocks
	(Cost $83,576,947)	139,073,280

NUMBER OF
SHARES (000)
	Short-Term Investment (a) (0.8%)
	Investment Company
1,160	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class
	(Cost $1,160,108)		1,160,108

	Total Investments
	(Cost $84,737,055) (b)	100.4%	140,233,388
	Liabilities in Excess of Other Assets	(0.4)	(602,367)
	Net Assets	100.0%	$139,631,021

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$140,233,388	$140,233,388	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Investment Series - Income Builder Portfolio

Portfolio of Investments  March 31, 2008  (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (59.3%)
	Aerospace & Defense (1.1%)
9,290	Raytheon Co.	$600,227

	Air Freight/Couriers (0.5%)
2,700	FedEx Corp.	250,209

	Airlines (0.1%)
3,700	UAL Corp.	79,661

	Beverages: Non-Alcoholic (1.0%)
8,670	Coca-Cola Co. (The)	527,743

	Cable/Satellite TV (0.6%)
17,138	Comcast Corp. (Class A)*	331,449

	Chemicals: Major Diversified (2.4%)
13,930	Bayer AG (ADR) (Germany)	1,121,305
3,870	Du Pont (E.I.) de Nemours & Co.	180,961
		1,302,266
	Computer Communications (0.5%)
10,800	Cisco Systems, Inc.*	260,172

	Computer Peripherals (0.1%)
4,560	EMC Corp.*	65,390

	Computer Processing Hardware (0.7%)
8,161	Hewlett-Packard Co.	372,631

	Department Stores (0.3%)
8,200	Macy’s, Inc.	189,092

	Discount Stores (2.5%)
24,880	Wal-Mart Stores, Inc.	1,310,678

	Drugstore Chains (0.2%)
27,680	Rite Aid Corp.*	81,379

	Electric Utilities (3.8%)
16,610	American Electric Power Co., Inc.	691,474
6,273	Entergy Corp.	684,259
6,800	FirstEnergy Corp.	466,616
4,100	NRG Energy, Inc.	159,859
		2,002,208
	Electronics/Appliances (0.4%)
5,570	Sony Corp. (ADR) (Japan)	223,190

	Finance/Rental/Leasing (0.6%)
12,704	Freddie Mac	321,665

	Financial Conglomerates (3.4%)
22,106	Citigroup, Inc.	473,511
30,728	JPMorgan Chase & Co.	1,319,768
		1,793,279
	Food: Major Diversified (2.5%)
7,910	ConAgra Foods Inc.	189,445
12,738	Kraft Foods Inc. (Class A)	395,005
21,420	Unilever N.V. (NY Registered Shares) (Netherlands)	722,497
		1,306,947
	Food: Specialty/Candy (0.9%)
11,360	Cadbury Schweppes PLC (ADR) (United Kingdom)	502,339

	Home Improvement Chains (0.4%)
7,510	Home Depot, Inc. (The)	210,055

	Household/Personal Care (1.6%)
5,020	Estee Lauder Companies, Inc. (The) (Class A)	230,167
4,380	Kimberly-Clark Corp.	282,729
4,490	Procter & Gamble Co. (The)	314,614
		827,510
	Industrial Conglomerates (3.3%)
20,710	General Electric Co.	766,477
5,880	Siemens AG (ADR) (Germany)	640,567
7,610	Tyco International Ltd. (Bermuda)	335,221
		1,742,265
	Insurance Brokers/Services (1.5%)
32,990	Marsh & McLennan Companies, Inc.	803,307

	Integrated Oil (2.6%)
1,300	BP PLC (ADR) (United Kingdom)	78,845
2,668	ConocoPhillips	203,328
5,270	Exxon Mobil Corp.	445,737
9,370	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	646,343
		1,374,253
	Investment Banks/Brokers (1.1%)
16,203	Charles Schwab Corp. (The)	305,102
6,775	Merrill Lynch & Co., Inc.	276,014
		581,116
	Life/Health Insurance (0.4%)
14,898	Aegon N.V. (NY Registered Shares) (Netherlands)	218,107

	Major Banks (2.3%)
12,445	Bank of America Corp.	471,790
7,376	PNC Financial Services Group, Inc.	483,644
4,483	SunTrust Banks, Inc.	247,193
		1,202,627
	Major Telecommunications (2.9%)
3,976	Embarq Corp.	159,438
11,340	France Telecom S.A. (ADR) (France)	380,797
11,618	Sprint Nextel Corp.	77,724
24,974	Verizon Communications, Inc.	910,302
		1,528,261
	Managed Health Care (0.1%)
1,880	CIGNA Corp.	76,272

	Media Conglomerates (3.0%)
55,994	Time Warner, Inc.	785,036
20,230	Viacom Inc. (Class B)*	801,513
		1,586,549
	Medical Specialties (1.4%)
5,390	Applera Corp. - Applied Biosystems Group	177,115
20,610	Boston Scientific Corp.*	265,251
6,650	Covidien Ltd. (Bermuda)	294,263
		736,629
	Motor Vehicles (0.3%)
5,490	Honda Motor Co., Ltd. (ADR) (Japan)	158,167

	Multi-Line Insurance (0.7%)
4,627	Hartford Financial Services Group, Inc. (The)	350,588

	Oil & Gas Pipelines (0.4%)
7,160	Williams Companies, Inc. (The)	236,137

	Oil & Gas Production (1.5%)
1,850	Devon Energy Corp.	193,011
8,260	Occidental Petroleum Corp.	604,384
		797,395
	Oilfield Services/Equipment (0.5%)
2,840	Schlumberger Ltd. (Netherlands Antilles)	247,080

	Other Consumer Services (1.0%)
17,000	eBay Inc.	507,280

	Packaged Software (0.6%)
4,620	Oracle Corp.*	90,367
13,160	Symantec Corp.*	218,719
		309,086
	Pharmaceuticals: Major (6.4%)
17,050	Abbott Laboratories	940,308
23,280	Bristol-Myers Squibb Co.	495,864
7,080	Novartis AG (ADR) (Switzerland)	362,708
5,410	Roche Holdings Ltd. (ADR) (Switzerland)	511,110
40,790	Schering-Plough Corp.	587,784
11,990	Wyeth	500,702
		3,398,476
	Precious Metals (0.8%)
9,260	Newmont Mining Corp.	419,478

	Property - Casualty Insurers (2.4%)
11,390	Chubb Corp. (The)	563,577
14,575	Travelers Companies, Inc. (The)	697,414
		1,260,991
	Restaurants (0.4%)
13,260	Starbucks Corp.*	232,050

	Savings Banks (0.2%)
11,820	Sovereign Bancorp, Inc.	110,162

	Semiconductors (0.5%)
13,029	Intel Corp.	275,954

	Specialty Stores (0.3%)
13,402	Office Depot, Inc.*	148,092

	Telecommunication Equipment (0.6%)
54,890	Alcatel-Lucent (ADR) (France)	316,166

	Tobacco (0.9%)
6,710	Altria Group, Inc.	148,962
6,710	Philip Morris International Inc.	339,392
		488,354
	Total Common Stocks
	(Cost $30,808,081)	31,662,932

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Convertible Bonds (19.8%)
	Beverages: Alcoholic (2.8%)
$1,200	Molson Coors Brewing Co.	2.50%	07/30/13	1,480,500

	Electric Utilities (0.8%)
173	PG&E Corp.	9.50	06/30/10	446,340

	Electronic Production Equipment (2.1%)
1,100	Veeco Instruments, Inc.	4.125	12/21/08	1,094,500

	Household/Personal Care (3.3%)
1,000	Church & Dwight Co., Inc. - 144A**	5.25	08/15/33	1,775,000

	Internet Retail (1.8%)
901	Amazon.com, Inc.	4.75	02/01/09	952,808

	Media Conglomerates (2.2%)
1,080	Walt Disney Co. (The)	2.125	04/15/23	1,158,300

	Precious Metals (2.3%)
1,000	Newmont Mining Corp.	1.25	07/15/14	1,220,000

	Semiconductors (2.7%)
1,450	Intel Corp. - 144A**		2.95	12/15/35	1,430,062

	Wholesale Distributors (1.9%)
1,200	WESCO International Inc.		1.75	11/15/26	1,000,500

	Total Convertible Bonds
	(Cost $9,477,999)				10,558,010

	Corporate Bonds (11.2%)
	Building Products (2.4%)
1,200	American Standard, Inc.		8.25	06/01/09	1,264,301

	Home Building (2.1%)
1,200	Toll Corp.		8.25	02/01/11	1,095,000

	Hotels/Resorts/Cruiselines (3.9%)
2,000	Starwood Hotels & Resorts Worldwide, Inc	.	7.875	05/01/12	2,090,218

	Industrial Specialties (2.9%)
1,500	Buckeye Technologies Inc.		8.50	10/01/13	1,522,500

	Total Corporate Bonds
	(Cost $6,269,625)				5,972,019

NUMBER OF
SHARES
	Convertible Preferred Stocks (4.9%)
	Life/Health Insurance # (0.2%)
4,100	MetLife, Inc. $1.5938	121,770

	Motor Vehicles (1.4%)
46,000	General Motors Corp. (Series B) $1.3125	748,254

	Pharmaceuticals: Major (1.1%)
4,000	Schering-Plough Corp. $3.00	612,720

	Real Estate Investment Trusts (0.8%)
9,000	Equity Residential Properties Trust (Series E) $1.75	419,940

	Telecommunication Equipment (1.3%)
1,000	Lucent Technologies Capital Trust I $77.50	700,000

	Total Convertible Preferred Stocks
	(Cost $3,446,408)	2,602,684

	Investment Trusts/Mutual Funds (1.7%)
23,803	Financial Select Sector SPDR Fund	591,981
25,960	iShares MSCI Japan Index Fund ETF	321,125

	Total Investment Trusts/Mutual Funds
	(Cost $1,018,951)	913,106

NUMBER OF
SHARES (000)
	Short-Term Investment (a) (1.0%)
	Investment Company
522	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class
	(Cost $522,433)		522,433

	Total Investments
	(Cost $51,543,497) (b)	97.9%	52,231,184
	Other Assets in Excess of Liabilities	2.1	1,109,063
	Net Assets	100.0%	$53,340,247

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
#	As of March 31, 2008 there were no transactions of MetLife, Inc. convertible preferred common stock, an affiliate of the Portfolio.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$52,231,184	$34,388,435	$17,842,749	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Investment Series - Dividend Growth Portfolio

Portfolio of Investments  March 31, 2008  (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (97.5%)
	Aerospace & Defense (2.5%)
83,226	Northrop Grumman Corp.	$6,475,815
60,100	Raytheon Co.	3,883,061
		10,358,876
	Apparel/Footwear (0.7%)
39,449	VF Corp.	3,057,692

	Beverages: Non-Alcoholic (3.7%)
212,851	PepsiCo, Inc.	15,367,842

	Chemicals: Agricultural (1.2%)
42,838	Monsanto Co.	4,776,437

	Computer Communications (2.7%)
465,347	Cisco Systems, Inc.*	11,210,209

	Computer Peripherals (2.8%)
617,229	EMC Corp.*	8,851,064
83,700	Lexmark International, Inc. (Class A)*	2,571,264
		11,422,328
	Computer Processing Hardware (1.4%)
286,629	Dell Inc.*	5,709,650

	Contract Drilling (1.0%)
162,300	Patterson-UTI Energy, Inc.	4,249,014

	Data Processing Services (1.6%)
158,927	Automatic Data Processing, Inc.	6,736,916

	Department Stores (2.0%)
104,600	Kohl’s Corp.*	4,486,294
158,750	Macy’s, Inc.	3,660,775
		8,147,069
	Discount Stores (1.8%)
145,444	Target Corp.	7,371,102

	Drugstore Chains (1.8%)
185,237	CVS Caremark Corp.	7,503,951

	Electric Utilities (2.1%)
108,183	Exelon Corp.	8,792,032

	Financial Conglomerates (5.8%)
302,345	Citigroup, Inc.#	6,476,230
269,712	JPMorgan Chase & Co.	11,584,130
72,865	Prudential Financial, Inc.	5,701,686
		23,762,046
	Food: Major Diversified (1.2%)
159,848	Kraft Foods Inc. (Class A)	4,956,886

	Home Improvement Chains (1.3%)
198,100	Home Depot, Inc. (The)	5,540,857

	Household/Personal Care (4.3%)
253,424	Procter & Gamble Co. (The)	17,757,420

	Industrial Conglomerates (9.4%)
78,900	3M Co.	6,244,935
444,107	General Electric Co.	16,436,400
233,979	United Technologies Corp.	16,102,435
		38,783,770
	Information Technology Services (1.5%)
112,113	Accenture Ltd. (Class A) (Bermuda)	3,943,014
17,600	International Business Machines Corp.	2,026,464
		5,969,478
	Integrated Oil (5.7%)
97,100	BP PLC (ADR) (United Kingdom)	5,889,115
21,900	ConocoPhillips	1,668,999
187,173	Exxon Mobil Corp.	15,831,092
		23,389,206
	Internet Software/Services (1.0%)
8,891	Google Inc. (Class A)*	3,916,219

	Investment Banks/Brokers (2.2%)
24,288	Goldman Sachs Group, Inc. (The)	4,016,992
127,894	Merrill Lynch & Co., Inc.	5,210,402
		9,227,394
	Life/Health Insurance (1.8%)
39,142	Lincoln National Corp.	2,035,384
87,655	MetLife, Inc.##	5,282,090
		7,317,474
	Major Banks (3.9%)
134,900	Bank of America Corp.	5,114,059
144,787	Bank of New York Mellon Corp.	6,041,962
170,900	Wells Fargo & Co.	4,973,190
		16,129,211
	Major Telecommunications (2.1%)
167,600	AT&T Inc.	6,419,080
55,600	Verizon Communications, Inc.	2,026,620
		8,445,700
	Media Conglomerates (1.6%)
253,609	Time Warner, Inc.	3,555,598
75,400	Viacom Inc. (Class B)*	2,987,348
		6,542,946
	Medical Specialties (3.4%)
19,506	Alcon, Inc. (Switzerland)	2,774,729
167,300	Covidien Ltd. (Bermuda)	7,403,025
80,600	Medtronic, Inc.	3,898,622
		14,076,376
	Office Equipment/Supplies (1.3%)
149,406	Pitney Bowes Inc.	5,232,198

	Oil & Gas Production (1.8%)
122,493	XTO Energy, Inc.	7,577,417

	Oilfield Services/Equipment (4.4%)
91,776	Cameron International Corp.*	3,821,553
178,200	Halliburton Co.	7,008,606
28,479	Schlumberger Ltd. (Netherlands Antilles)	2,477,673
62,791	Weatherford International Ltd. (Bermuda)*	4,550,464
		17,858,296
	Other Consumer Services (1.6%)
223,303	eBay Inc.*	6,663,362

	Packaged Software (3.5%)
419,687	Microsoft Corp.	11,910,717
131,900	Oracle Corp.*	2,579,964
		14,490,681

	Pharmaceuticals: Major (5.9%)
146,935	Johnson & Johnson	9,531,673
317,224	Pfizer, Inc.	6,639,498
197,252	Wyeth	8,237,244
		24,408,415
	Precious Metals (1.9%)
175,600	Newmont Mining Corp.	7,954,680

	Semiconductors (2.3%)
444,024	Intel Corp.	9,404,428

	Steel (0.8%)
50,300	Nucor Corp.	3,407,322

	Tobacco (3.2%)
177,968	Altria Group, Inc.	3,950,890
177,968	Philip Morris International Inc.	9,001,621
		12,952,511
	Total Common Stocks
	(Cost $379,967,400)	400,467,411

NUMBER OF
SHARES (000)
	Short-Term Investment (a) (2.1%)
	Investment Company
8,395	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $8,394,797)		8,394,797

	Total Investments (Cost $388,362,197) (b)	99.6%	408,862,208
	Other Assets in Excess of Liabilities	0.4	1,666,803
	Net Assets	100.0%	$410,529,011

ADR	American Depositary Receipt.
*	Non-income producing security.
#	As of March 31, 2008 there were no transactions of Citigroup, Inc. common stock, an affiliate of the Portfolio.
##	As of March 31, 2008 the cost of purchases and sales of MetLife, Inc. common stock, an affiliate of the Portfolio, was $2,669,593 and $0, respectively, including net realized gain of $0.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser.Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances

(unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$408,862,208	$408,862,208	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Investment Series - Global Dividend Growth Portfolio

Portfolio of Investments  March 31, 2008  (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (97.4%)
	Australia # (2.6%)
	Beverages: Alcoholic
199,667	Foster’s Group Ltd.	$934,277

	Construction Materials #
140,072	Boral Ltd. (a)	803,372

	Food: Major Diversified #
1,633,705	Goodman Fielder Ltd.	2,692,359

	Total Australia	4,430,008

	Bermuda (3.7%)
	Industrial Conglomerates
40,660	Ingersoll - Rand Ltd. (Class A) (a)	1,812,623
54,379	Tyco International Ltd.	2,395,395
		4,208,018
	Medical Specialties
45,808	Covidien Ltd.	2,027,004

	Total Bermuda	6,235,022

	France # (7.8%)
	Construction Materials
22,181	Lafarge S.A.	3,862,309

	Integrated Oil
40,084	Total S.A.	2,980,618

	Major Banks
45,456	BNP Paribas	4,593,572

	Pharmaceuticals: Major
24,363	Sanofi-Aventis	1,828,080

	Total France	13,264,579

	Germany (3.4%)
	Motor Vehicles #
32,697	Bayerische Motoren Werke (BMW) AG	1,805,356
37,246	Daimler AG (Registered Shares) (a)	3,181,884
		4,987,240
	Semiconductors
169,368	Qimonda AG (Sponsored ADR)* (a)	729,976

	Total Germany	5,717,216

	Ireland # (2.8%)
	Food: Specialty/Candy
84,860	Kerry Group PLC (A Shares)	2,659,699

	Major Banks
143,220	Bank of Ireland	2,132,224

	Total Ireland	4,791,923

	Italy # (1.2%)
	Integrated Oil
58,195	Eni SpA	1,983,726

	Japan # (11.3%)
	Auto Parts: O.E.M.
150,600	Keihin Corp. (a)	2,184,803

	Chemicals: Specialty
74,000	Kuraray Co., Ltd.	894,673

	Electrical Products
131,700	Sumitomo Electric Industries, Ltd. (a)	1,670,995

	Electronic Equipment/Instruments
50,000	Canon Inc.	2,317,020

	Household/Personal Care
92,000	Kao Corp.	2,609,075

	Motor Vehicles
193,500	Nissan Motor Co., Ltd. (a)	1,605,861

	Pharmaceuticals: Major
45,000	Takeda Pharmaceutical Co., Ltd.	2,275,531

	Pharmaceuticals: Other
31,400	Astellas Pharma Inc.	1,218,588

	Property - Casualty Insurers
127,000	Mitsui Sumitomo Insurance Co., Ltd.	1,282,996

	Recreational Products
50,700	Sankyo Co., Ltd. (a)	3,028,898

	Total Japan	19,088,440

	Netherlands # (4.8%)
	Food: Major Diversified
98,785	Unilever NV (Share Certificates)	3,319,444

	Industrial Conglomerates
17,191	Koninklijke (Royal) Philips Electronics NV (a)	658,179

	Life/Health Insurance
158,139	Aegon NV	2,329,714

	Publishing: Books/Magazines
65,497	Wolters Kluwer NV (Share Certificates)	1,735,420

	Total Netherlands	8,042,757

	Norway # (1.5%)
	Integrated Oil
87,099	StatoilHydro ASA	2,618,996

	Singapore # (1.1%)
	Other Transportation
1,360,000	ComfortDelGro Corp., Ltd.	1,809,271

	South Korea (0.7%)
	Wireless Telecommunications
53,753	SK Telecom Co., Ltd. (ADR) (a)	1,161,602

	Spain (4.0%)
	Major Banks
123,262	Banco Bilbao Vizcaya Argentaria, S.A.	2,714,679

	Major Telecommunications
140,160	Telefonica S.A.	4,027,268

	Total Spain	6,741,947

	Sweden # (1.0%)
	Telecommunication Equipment
862,162	Telefonaktiebolaget LM Ericsson (B Shares)	1,694,318

	Switzerland # (2.5%)
	Financial Conglomerates
26,502	UBS AG (Registered Shares)	771,366

	Pharmaceuticals: Major
66,462	Novartis AG (Registered Shares) (a)	3,408,110

	Total Switzerland	4,179,476

	Taiwan (0.9%)
	Major Telecommunications
58,868	Chunghwa Telecom Co., Ltd. (ADR) (WI) (a)	1,531,745

	United Kingdom (18.5%)
	Advertising/Marketing Services #
261,235	WPP Group PLC	3,115,351

	Aerospace & Defense #
191,274	Rolls-Royce Group PLC*	1,529,563
17,565,453	Rolls-Royce Group PLC (B Shares)	34,868
		1,564,431
	Financial Conglomerates #
643,177	Old Mutual PLC	1,410,186

	Food Retail #
497,264	Morrison (W.M.) Supermarkets PLC	2,719,869

	Food: Specialty/Candy #
390,665	Cadbury Schweppes PLC	4,290,884
596,721	Premier Foods PLC	1,329,161
		5,620,045
	Integrated Oil
45,503	Royal Dutch Shell PLC (ADR) (Class A)	3,138,797

	Major Banks #
437,571	Barclays PLC	3,961,647
288,083	Royal Bank of Scotland Group PLC	1,927,548
		5,889,195
	Publishing: Books/Magazines #
160,548	Reed Elsevier PLC	2,046,006

	Tobacco #
85,559	Imperial Tobacco Group PLC	3,935,845

	Wireless Telecommunications #
621,596	Vodafone Group PLC	1,861,268

	Total United Kingdom	31,300,993

	United States (29.6%)
	Aluminum
38,747	Alcoa, Inc.	1,397,217

	Coal
44,657	Peabody Energy Corp.	2,277,507

	Computer Peripherals
130,654	EMC Corp.*	1,873,578

	Computer Processing Hardware
44,057	Hewlett-Packard Co.	2,011,643

	Electric Utilities
21,791	American Electric Power Co., Inc.	907,159
35,005	Dominion Resources, Inc. (a)	1,429,604
		2,336,763
	Electronic Distributors
53,396	Arrow Electronics, Inc.*	1,796,775

	Finance/Rental/Leasing
54,091	American Capital Strategies, Ltd. (a)	1,847,749
59,742	Freddie Mac (a)	1,512,667
		3,360,416
	Financial Conglomerates
67,021	Citigroup, Inc.	1,435,590

	Forest Products
12,710	Weyerhaeuser Co.	826,658

	Industrial Machinery
35,408	Illinois Tool Works Inc.	1,707,728

	Information Technology Services
40,876	International Business Machines Corp. (a)	4,706,463

	Insurance Brokers/Services
89,473	Marsh & McLennan Companies, Inc.	2,178,668

	Integrated Oil
41,628	Chevron Corp.	3,553,366

	Major Banks
60,258	Bank of New York Mellon Corp.	2,514,566

	Major Telecommunications
30,346	AT&T Inc.	1,162,252
43,830	Verizon Communications, Inc.	1,597,603
		2,759,855
	Managed Health Care
75,580	UnitedHealth Group Inc.	2,596,929

	Multi-Line Insurance
35,063	American International Group, Inc.	1,516,475

	Pharmaceuticals: Major
61,040	Pfizer, Inc.	1,277,567
70,647	Schering-Plough Corp.	1,018,023
78,807	Wyeth	3,290,980
		5,586,570
	Tobacco
76,932	Altria Group, Inc.	1,707,890
76,932	Philip Morris International Inc.	3,891,221
		5,599,111

	Total United States	50,035,878

	Total Common Stocks (Cost $129,860,036)	164,627,897

	Investment Trusts/Mutual Funds (1.5%)
	Ireland #
83,257	iShares MSCI World Fund
	(Cost $2,534,577)	2,558,900

NUMBER OF
SHARES (000)
	Short-Term Investment (14.9%)
	Investment Company (b) (0.8%)
1,313	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class
	(Cost $1,312,731)	1,312,731

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Debt Securities held as Collateral on Loaned Securities (14.1%)
$590	Alliance and Leister PLC, 3.08%, 09/02/08 (c)	589,671
295	Bancaja, 4.04%, 11/12/08 (c)	294,836
295	Bank of New York Co., Inc. 3.07%, 08/08/08 (c)	294,836
294	BASF AG, 3.89%, 08/19/08 (c)	294,822
1,179	CAM U.S. Finance S.A. Unipersonal, 4.71%, 07/25/08 (c)	1,179,343
590	Canadian Imperial Bank N.Y., 2.42%, 07/28/08 (c)	589,671
1,061	CIT Group Holdings, 3.97%, 06/18/08 (c)	1,061,409
	Citigroup Global Markets, Inc.,
2,948	3.01%, 04/01/08	2,948,357
1,149	3.01%, 04/01/08	1,149,211
	First Tennessee Bank
295	2.84%, 08/15/08 (c)	294,836
1,179	2.85%, 08/15/08 (c)	1,179,322
295	Goldman Sachs Group, Inc., 2.89%, 09/12/08 (c)	294,836
295	HSBC Finance Corp., 3.10%, 08/05/08 (c)	294,836
1,179	IBM Corp., 3.09%, 09/08/08 (c)	1,179,343
590	Macquarie Bank Ltd., 2.62%, 08/20/08 (c)	589,671
885	Metropolitan Life Global Funding, 2.59%, 08/21/08 (c)	884,507
6,640	Morgan Stanley Institutional Liquidity Funds, 3.38%, 04/01/08	6,639,700
1,179	National Rural Utilities Coop., Fin., 3.13%, 09/02/08 (c)	1,179,343
684	Nationwide Building Society, 2.75%, 07/28/08 (c)	684,019
1,179	National Bank of Canada, 3.11%, 04/02/08 (c)	1,179,319
	Unicredito Italiano Bank (IRE) PLC,
649	2.84%, 08/14/08 (c)	648,639
413	3.09%, 08/08/08 (c)	412,770

Total Short-Term Debt Securities held as Collateral on Loaned Securities (Cost $23,863,297)		23,863,297

Total Short-Term Investments
(Cost $25,176,028)		25,176,028

Total Investments
(Cost $157,570,641) (d)	113.8%	192,362,825
Liabilities in Excess of Other Assets	(13.8)	(23,388,702)
Net Assets	100.0%	$168,974,123

ADR	American Depositary Receipt.
WI	Security purchased on a when-issued basis.
*	Non-income producing security.
#

Securities with total market value equal to $97,611,829 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(a)	All or a portion of these securities were on loan at March 31, 2008. The total value of the loaned securities and related collateral outstanding were $23,066,230 and $23,863,297, respectively.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity  Money Market Portfolio - Institutional Class.

(c)	Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rate shown are those in effect on March 31, 2008.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$192,362,825	$70,887,699	$121,475,126	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange

(“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Investment Series - Global Dividend Growth Portfolio

Summary of Investments March 31, 2008 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS

Short-Term Investments	$25,176,028	13.1%
Major Banks	17,844,235	9.3
Integrated Oil	14,275,502	7.4
Pharmaceuticals: Major	13,098,291	6.8
Tobacco	9,534,957	5.0
Major Telecommunications	8,318,869	4.3
Food: Specialty/Candy	8,279,744	4.3
Motor Vehicles	6,593,101	3.4
Food: Major Diversified	6,011,803	3.1
Industrial Conglomerates	4,866,197	2.5
Information Technology Services	4,706,463	2.5
Construction Materials	4,665,681	2.4
Publishing: Books/Magazines	3,781,426	2.0
Financial Conglomerates	3,617,143	1.9
Finance/Rental/Leasing	3,360,416	1.7
Advertising/Marketing Services	3,115,351	1.6
Recreational Products	3,028,898	1.6
Wireless Telecommunications	3,022,870	1.6
Food Retail	2,719,869	1.4
Household/Personal Care	2,609,075	1.4
Managed Health Care	2,596,929	1.4
Miscellaneous	2,558,900	1.3
Electric Utilities	2,336,763	1.2
Life/Health Insurance	2,329,714	1.2
Electronic Equipment/Instruments	2,317,020	1.2
Coal	2,277,507	1.2
Auto Parts: O.E.M.	2,184,803	1.1
Insurance Brokers/Services	2,178,668	1.1
Medical Specialties	2,027,004	1.1
Computer Processing Hardware	2,011,643	1.0
Computer Peripherals	1,873,578	1.0
Other Transportation	1,809,271	0.9
Electronic Distributors	1,796,775	0.9
Industrial Machinery	1,707,728	0.9
Telecommunication Equipment	1,694,318	0.9
Electrical Products	1,670,995	0.9
Aerospace & Defense	1,564,431	0.8
Multi-Line Insurance	1,516,475	0.8
Aluminum	1,397,217	0.7
Property - Casualty Insurers	1,282,996	0.7
Pharmaceuticals: Other	1,218,588	0.6
Beverages: Alcoholic	934,277	0.5
Chemicals: Specialty	894,673	0.5
Forest Products	826,658	0.4
Semiconductors	729,976	0.4

	$192,362,826	100.0%

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments March 31, 2008  (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.3%)
	Austria # (1.0%)
	Major Telecommunications
70,308	Telekom Austria AG	$1,454,970

	Belgium # (1.7%)
	Other Metals/Minerals
45,763	Umicore	2,387,118

	France # (13.6%)
	Construction Materials
17,027	Lafarge S.A.	2,964,859

	Electric Utilities
26,227	Electricite de France (EDF) (a)	2,281,609
54,358	Suez S.A.	3,571,351
		5,852,960
	Electrical Products
21,286	Schneider Electric S.A.	2,753,743

	Major Banks
31,898	BNP Paribas	3,223,464

	Motor Vehicles
16,020	Renault S.A. (a)	1,772,521

	Pharmaceuticals: Major
34,540	Sanofi-Aventis	2,591,712

	Total France	19,159,259

	Germany # (13.5%)
	Chemicals: Major Diversified
32,782	Bayer AG	2,625,775

	Industrial Conglomerates
19,571	MAN AG	2,597,181
32,581	Siemens AG (Registered Shares)	3,535,807
		6,132,988
	Major Banks
62,565	Commerzbank AG	1,958,011

	Motor Vehicles
37,424	Bayerische Motoren Werke (BMW) AG	2,066,356

	Multi-Line Insurance
16,441	Allianz SE (Registered Shares)	3,259,955
14,901	Muenchener Rueckversicherungs-Gesellschaft AG (Registered Shares)	2,912,864
		6,172,819

	Total Germany	18,955,949

	Greece # (3.4%)
	Major Banks
49,287	National Bank of Greece S.A.	2,616,772

	Regional Banks
70,054	EFG Eurobank Ergasias	2,135,595

	Total Greece	4,752,367

	Italy # (4.2%)
	Integrated Oil
96,320	Eni SpA	3,283,314

	Major Banks
392,189	UniCredito Italiano SpA	2,621,780
	Total Italy	5,905,094

	Netherlands # (4.1%)
	Air Freight/Couriers
51,706	TNT NV	1,922,026

	Major Telecommunications
113,099	Koninklijke (Royal) KPN NV	1,914,903

	Publishing: Books/Magazines
70,682	Wolters Kluwer NV (Share Certificates)	1,872,803

	Total Netherlands	5,709,732

	Norway # (1.5%)
	Major Telecommunications
105,829	Telenor ASA*	2,033,892

	Spain (5.2%)
	Major Banks
141,625	Banco Bilbao Vizcaya Argentaria, S.A. (a)	3,119,099

	Major Telecommunications
146,100	Telefonica S.A.	4,197,944

	Total Spain	7,317,043

	Switzerland # (16.8%)
	Financial Conglomerates
64,491	UBS AG (Registered Shares)	1,877,073

	Food: Major Diversified
13,773	Nestle S.A. (Registered Shares) (a)	6,885,292

	Medical Specialties
6,251	Nobel Biocare Holding AG Bearer (a)	1,455,088

	Multi-Line Insurance
8,956	Zurich Financial Services AG (Registered Shares) (a)	2,823,037

	Other Consumer Specialties
44,749	Compagnie Financiere Richemont AG (Series A) (Units) @	2,512,959

	Pharmaceuticals: Major
77,182	Novartis AG (Registered Shares)	3,957,821
22,118	Roche Holding AG	4,164,562
		8,122,383

	Total Switzerland	23,675,832

	United Kingdom # (d) (33.3%)
	Aerospace & Defense
303,609	BAE Systems PLC	2,923,447
217,888	Rolls-Royce Group PLC*	1,742,387
19,828,659	Rolls-Royce Group PLC (B Shares)	39,361
		4,705,195
	Food Retail
330,709	Morrison (W.M.) Supermarkets PLC	1,808,868
385,058	Tesco PLC	2,908,533
		4,717,401
	Integrated Oil
140,997	BG Group PLC	3,265,163
176,077	Royal Dutch Shell PLC (A Shares)	6,074,711
		9,339,874
	Investment Managers
155,487	Man Group PLC	1,710,707

	Life/Health Insurance
170,547	Prudential PLC	2,251,996

	Major Banks
217,487	Barclays PLC	1,969,067
276,727	HSBC Holdings PLC	4,557,643
		6,526,710

	Other Metals/Minerals
51,465	Anglo American PLC	3,091,944

	Pharmaceuticals: Major
147,055	GlaxoSmithKline PLC	3,116,250

	Publishing: Books/Magazines
129,968	Reed Elsevier PLC	1,656,298

	Tobacco
89,048	British American Tobacco PLC	3,341,558
52,794	Imperial Tobacco Group PLC	2,428,605
		5,770,163
	Wireless Telecommunications
1,321,876	Vodafone Group PLC	3,958,143

	Total United Kingdom	46,844,681

	Total Common Stocks (Cost $111,161,524)	138,195,937

	Preferred Stock # (1.1%)
	Germany (1.1%)
	Medical Specialties
19,494	Fresenius SE (Cost $1,575,558)	1,622,705

NUMBER OF SHARES (000)
Short-Term Investment (10.2%)
Investment Company (b) (0.4%)
537	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $537,399)	537,399

PRINCIPAL
AMOUNT IN THOUSANDS
	Short-Term Debt Securities held as Collateral on Loaned Securities (9.8%)
$342	Alliance and Leister PLC, 3.08%, 09/02/08 (c)		341,846
171	Bancaja, 4.04%, 11/12/08 (c)		170,923
171	Bank of New York Co., Inc. 3.07%, 08/08/08 (c)		170,923
171	BASF AG, 3.89%, 08/19/08 (c)		170,915
684	CAM U.S. Finance S.A. Unipersonal, 4.71%, 07/25/08 (c)		683,691
342	Canadian Imperial Bank N.Y., 2.42%, 07/28/08 (c)		341,846
615	CIT Group Holdings, 3.97%, 06/18/08 (c)		615,322
	Citigroup Global Markets, Inc.,
1,709	3.01%, 04/01/08		1,709,229
666	3.01%, 04/01/08		666,223
	First Tennessee Bank
171	2.84%, 08/15/08 (c)		170,923
683	2.85%, 08/15/08 (c)		683,680
171	Goldman Sachs Group, Inc., 2.89%, 09/12/08 (c)		170,923
171	HSBC Finance Corp., 3.10%, 08/05/08 (c)		170,923
684	IBM Corp., 3.09%, 09/08/08 (c)		683,692
342	Macquarie Bank Ltd., 2.62%, 08/20/08 (c)		341,846
513	Metropolitan Life Global Funding, 2.59%, 08/21/08 (c)		512,769
3,849	Morgan Stanley Institutional Liquidity Funds, 3.38%, 04/01/08		3,849,184
684	National Rural Utilities Coop., Fin., 3.13%, 09/02/08 (c)		683,691
396	Nationwide Building Society, 2.75%, 07/28/08 (c)		396,541
684	National Bank of Canada, 3.11%, 04/02/08 (c)		683,678
	Unicredito Italiano Bank (IRE) PLC,
376	2.84%, 08/14/08 (c)		376,030
239	3.09%, 08/08/08 (c)		239,292

	Total Short-Term Debt Securities held as Collateral on Loaned Securities (Cost $13,834,090)		13,834,090

	Total Short-Term Investments (Cost $14,371,489)		14,371,489

	Total Investments (Cost $127,108,571) (e)	109.6%	154,190,131
	Liabilities in Excess of Other Assets	(9.6)	(13,542,929)
	Net Assets	100.0%	$140,647,202

*	Non-income producing security.
#

Securities with total market value equal to $132,501,598 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

@	Consist of one or more class of securities traded together as a unit: stocks with attached warrants.
(a)	All or a portion of these securities were on loan at March 31, 2008. The total value of the loaned securities and related collateral outstanding were $13,209,895 and $13,834,090, respectively.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(c)	Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rate shown are those in effect on March 31, 2008.
(d)

At March 31, 2008, investments in securities of issuers in United Kingdom represented 33.3% of the Fund’s net assets. These investments as well as other non-U.S. investments, which involve risks and consideration not present with respect to U.S. securities, may be affected by economic or political development in this region.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,“Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely  transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Variousinputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$154,190,131	$7,854,443	$146,335,688	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Investment Series - European Equity

Summary of Investments March 31, 2008 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS

Major Banks	$20,065,837	13.0%
Short-Term Investments	14,371,489	9.3
Pharmaceuticals: Major	13,830,345	9.0
Integrated Oil	12,623,188	8.2
Major Telecommunications	9,601,709	6.2
Multi-Line Insurance	8,995,855	5.8
Food: Major Diversified	6,885,292	4.4
Industrial Conglomerates	6,132,988	4.0
Electric Utilities	5,852,959	3.8
Tobacco	5,770,163	3.7
Other Metals/Minerals	5,479,062	3.6
Food Retail	4,717,401	3.1
Aerospace & Defense	4,705,195	3.1
Wireless Telecommunications	3,958,143	2.6
Motor Vehicles	3,838,877	2.5
Publishing: Books/Magazines	3,529,101	2.3
Medical Specialties	3,077,795	2.0
Construction Materials	2,964,859	1.9
Electrical Products	2,753,743	1.8
Chemicals: Major Diversified	2,625,775	1.7
Other Consumer Specialties	2,512,959	1.6
Life/Health Insurance	2,251,996	1.5
Regional Banks	2,135,595	1.4
Air Freight/Couriers	1,922,026	1.2
Financial Conglomerates	1,877,073	1.2
Investment Managers	1,710,706	1.1

	$154,190,131	100.0%

Morgan Stanley Variable Investment Series - Capital Opportunities Portfolio

Portfolio of Investments  March 31, 2008  (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (92.3%)
	Air Freight/Couriers (5.0%)
193,520	C.H. Robinson Worldwide, Inc.	$10,527,488
176,979	Expeditors International of Washington, Inc.	7,995,911
		18,523,399
	Apparel/Footwear Retail (2.9%)
146,633	Abercrombie & Fitch Co. (Class A)	10,724,738

	Biotechnology (5.7%)
152,584	Illumina, Inc.*	11,581,126
139,912	Techne Corp.*	9,424,472
		21,005,598
	Casino/Gaming (4.3%)
158,890	Wynn Resorts, Ltd.*	15,990,690

	Chemicals: Agricultural (7.7%)
253,147	Monsanto Co.	28,225,890

	Chemicals: Major Diversified (2.1%)
368,986	Nalco Holding Co.	7,804,054

	Computer Processing Hardware (2.5%)
63,442	Apple Inc.*	9,103,927

	Construction Materials (3.4%)
475,275	Cemex SAB de C.V. (ADR) (Mexico)*	12,414,183

	Finance Energy (1.2%)
256,434	Brookfield Infrastructure Partners LP	4,346,556

	Finance/Rental/Leasing (2.6%)
42,971	MasterCard Inc. (Class A)	9,582,103

	Financial Conglomerates (3.9%)
535,314	Brookfield Asset Management Inc. (Class A) (Canada)	14,362,475

	Information Technology Services (0.8%)
68,463	VMware Inc (Class A)*	2,931,586

	Internet Retail (5.4%)
277,072	Amazon.com, Inc.*	19,755,234

	Internet Software/Services (9.2%)
31,912	Baidu.com, Inc. (ADR) (Cayman Islands)*	7,647,073
44,250	Google Inc. (Class A)*	19,490,797
1,171,600	Tencent Holdings Ltd. (Cayman Islands)#	6,669,405
		33,807,275
	Investment Banks/Brokers (3.1%)
165,143	Greenhill & Co., Inc.	11,487,347

	Miscellaneous Commercial Services (4.0%)
146,867	Corporate Executive Board Co. (The)	5,945,176
202,029	Costar Group, Inc.	8,687,247
		14,632,423
	Oil & Gas Production (10.4%)
438,842	Southwestern Energy Co.	14,784,587
304,098	Ultra Petroleum Corp. (Canada)	23,567,595
		38,352,182

	Other Consumer Services (4.2%)
519,837	eBay Inc.	15,511,936

	Restaurants (2.2%)
466,864	Starbucks Corp.	8,170,120

	Specialty Telecommunications (2.2%)
432,522	Cogent Communications Group, Inc.	7,919,478

	Telecommunication Equipment (4.4%)
145,662	Research In Motion Ltd. (Canada)	16,347,646

	Wholesale Distributors (2.5%)
2,476,000	Li & Fung Ltd. (Hong Kong)#	9,264,297

	Wireless Telecommunications (2.5%)
146,513	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	9,331,413

	Total Common Stocks (Cost $310,633,132)	339,594,550

	Investment Trusts/Mutual Funds (2.6%)
528,653	Aeroplan Income Fund (Units) (Canada)@ (Cost $8,328,581)	9,399,306

NUMBER OF
SHARES (000)
	Short-Term Investment (a) (5.5%)
	Investment Company
20,234	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $20,233,803)		20,233,803

	Total Investments (Cost $339,195,516) (b)	100.3%	369,227,659
	Liabilities in Excess of Other Assets	(0.3)	(1,200,687)
	Net Assets	100.0%	$368,026,972

ADR	American Depositary Receipt.
*	Non-income producing security.
#

Securities with total market value equal to $15,933,702 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

@	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class,an open-end management investment company managed by the Investment Adviser.Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio -Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$369,227,659	$353,293,957	$15,933,702	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Investment Series - S & P 500 Index Portfolio

Portfolio of Investments March 31, 2008  (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.7%)
	Advertising/Marketing Services (0.2%)
7,421	Interpublic Group of Companies, Inc. (The)*	$62,411
5,089	Omnicom Group, Inc.	224,831
		287,242
	Aerospace & Defense (1.9%)
12,231	Boeing Co.	909,619
6,367	General Dynamics Corp.	530,817
2,002	Goodrich Corp.	115,135
1,936	L-3 Communications Holdings, Inc.	211,682
5,420	Lockheed Martin Corp.	538,206
5,377	Northrop Grumman Corp.	418,384
2,195	Precision Castparts Corp.	224,066
6,773	Raytheon Co.	437,604
2,547	Rockwell Collins, Inc.	145,561
		3,531,074
	Agricultural Commodities/Milling (0.2%)
10,218	Archer-Daniels-Midland Co.	420,572

	Air Freight/Couriers (1.1%)
2,703	C.H. Robinson Worldwide, Inc.	147,043
3,325	Expeditors International of Washington, Inc.	150,224
4,921	FedEx Corp.	456,029
16,470	United Parcel Service, Inc. (Class B)	1,202,639
		1,955,935
	Airlines (0.1%)
11,353	Southwest Airlines Co.	140,777

	Aluminum (0.3%)
13,069	Alcoa, Inc.	471,268

	Apparel/Footwear (0.4%)
5,515	Coach, Inc.*	166,277
1,382	Jones Apparel Group, Inc.	18,546
1,552	Liz Claiborne, Inc.	28,169
6,066	Nike, Inc. (Class B)	412,488
930	Polo Ralph Lauren Corp.	54,210
1,394	VF Corp.	108,049
		787,739
	Apparel/Footwear Retail (0.3%)
1,352	Abercrombie & Fitch Co. (Class A)	98,885
7,254	Gap, Inc. (The)	142,759
4,873	Limited Brands, Inc.	83,328
2,737	Nordstrom, Inc.	89,226
6,810	TJX Companies, Inc. (The)	225,207
		639,405
	Auto Parts: O.E.M. (0.3%)
2,300	Eaton Corp.	183,241
9,294	Johnson Controls, Inc.	314,137
		497,378
	Automotive Aftermarket (0.1%)
3,797	Goodyear Tire & Rubber Co. (The)*	97,962

	Beverages: Alcoholic (0.4%)
11,358	Anheuser-Busch Companies, Inc.	538,937
1,346	Brown-Forman Corp. (Class B)	89,132
3,012	Constellation Brands Inc. (Class A)*	53,222

2,186	Molson Coors Brewing Co. (Class B)	114,918
		796,209
	Beverages: Non-Alcoholic (2.2%)
31,961	Coca-Cola Co. (The)	1,945,466
4,575	Coca-Cola Enterprises Inc.	110,715
2,161	Pepsi Bottling Group, Inc. (The)	73,280
25,603	PepsiCo, Inc.	1,848,536
		3,977,997
	Biotechnology (1.4%)
17,634	Amgen Inc.*	736,749
4,844	Biogen Idec Inc.*	298,826
6,939	Celgene Corp.*	425,291
4,245	Genzyme Corp.*	316,422
14,659	Gilead Sciences, Inc.*	755,378
873	Millipore Corp.*	58,849
		2,591,515
	Broadcasting (0.1%)
6,529	Clear Channel Communications, Inc.	190,777

	Building Products (0.1%)
5,755	Masco Corp.	114,122
2,767	Trane Inc.	127,004
		241,126
	Cable/Satellite TV (0.6%)
45,327	Comcast Corp. (Class A)*	876,624
11,206	DIRECTV Group, Inc. (The)*	277,796
		1,154,420
	Casino/Gaming (0.1%)
4,950	International Game Technology	199,039

	Chemicals: Agricultural (0.5%)
8,747	Monsanto Co.	975,290

	Chemicals: Major Diversified (0.8%)
15,024	Dow Chemical Co. (The)	553,634
14,243	Du Pont (E.I.) de Nemours & Co.	666,003
1,271	Eastman Chemical Co.	79,374
1,774	Hercules Inc.*	32,446
2,001	Rohm & Haas Co.	108,214
		1,439,671
	Chemicals: Specialty (0.5%)
3,430	Air Products & Chemicals, Inc.	315,560
890	Ashland Inc.	42,096
4,982	Praxair, Inc.	419,634
2,057	Sigma-Aldrich Corp.	122,700
		899,990
	Coal (0.2%)
3,036	CONSOL Energy, Inc.	210,060
4,450	Peabody Energy Corp.	226,950
		437,010
	Commercial Printing/Forms (0.1%)
3,401	Donnelley (R.R.) & Sons Co.	103,084

	Computer Communications (1.3%)
91,823	Cisco Systems, Inc.*	2,212,016
8,262	Juniper Networks, Inc.*	206,550
2,146	QLogic Corp.*	32,941
		2,451,507
	Computer Peripherals (0.3%)
32,995	EMC Corp.*	473,147
1,504	Lexmark International, Inc. (Class A)*	46,203
5,415	Netapp Inc.	108,571
4,225	Seagate Technology Inc. (Escrow)# *	0
		627,921

	Computer Processing Hardware (2.6%)
14,289	Apple Inc.*	2,050,472
35,405	Dell Inc.*	705,268
38,802	Hewlett-Packard Co.	1,771,698
12,490	Sun Microsytems, Inc.*	193,970
		4,721,408
	Construction Materials (0.1%)
1,701	Vulcan Materials Co.	112,946

	Containers/Packaging (0.1%)
1,545	Ball Corp.	70,977
1,585	Bemis Company, Inc.	40,307
2,045	Pactiv Corp.*	53,599
2,567	Sealed Air Corp.	64,817
		229,700
	Contract Drilling (0.7%)
2,358	ENSCO International Inc.	147,658
4,563	Nabors Industries, Ltd. (Bermuda)*	154,093
4,387	Noble Corp. (Cayman Islands)	217,902
1,815	Rowan Companies, Inc.*	74,742
5,231	Transocean Inc. (Bermuda)	707,230
		1,301,625
	Data Processing Services (0.7%)
1,521	Affiliated Computer Services, Inc. (Class A)*	76,217
8,363	Automatic Data Processing, Inc.	354,507
2,594	Computer Sciences Corp.*	105,809
2,024	Convergys Corp.*	30,481
2,656	Fidelity National Information Services, Inc.	101,300
2,587	Fiserv, Inc.*	124,409
5,137	Paychex, Inc.	175,994
3,160	Total System Services, Inc.	74,766
11,722	Western Union Co.	249,327
		1,292,810
	Department Stores (0.3%)
869	Dillard’s, Inc. (Class A)	14,955
4,849	Kohl’s Corp.*	207,974
6,685	Macy’s, Inc.	154,156
3,413	J.C. Penney Co., Inc.	128,704
		505,789
	Discount Stores (1.8%)
1,423	Big Lots, Inc.*	31,733
6,913	Costco Wholesale Corp.	449,138
2,156	Family Dollar Stores, Inc.	42,042
1,157	Sears Holdings Corp.*	118,118
12,948	Target Corp.	656,204
37,745	Wal-Mart Stores, Inc.	1,988,406
		3,285,641
	Drugstore Chains (0.8%)
22,526	CVS Caremark Corp.	912,528
15,886	Walgreen Co.	605,098
		1,517,626
	Electric Utilities (3.3%)
10,648	AES Corp. (The)*	177,502
2,710	Allegheny Energy, Inc.	136,855
3,349	Ameren Corp.	147,490
6,543	American Electric Power Co., Inc.	272,385
5,250	CenterPoint Energy, Inc.	74,918
3,583	CMS Energy Corp.	48,514
4,304	Consolidated Edison, Inc.	170,869
2,847	Constellation Energy Group	251,305
9,194	Dominion Resources, Inc.	375,483
2,607	DTE Energy Co.	101,386

20,180	Duke Energy Corp.	360,213
5,264	Edison International	258,041
3,046	Entergy Corp.	332,258
10,571	Exelon Corp.	859,105
4,833	FirstEnergy Corp.	331,640
6,494	FPL Group, Inc.	407,434
1,222	Integrys Energy Group, Inc.	56,994
3,222	Pepco Holdings, Inc.	79,648
5,667	PG&E Corp.	208,659
1,599	Pinnacle West Capital Corp.	56,093
5,991	PPL Corp.	275,107
4,169	Progress Energy, Inc.	173,847
7,906	Public Service Enterprise Group Inc.	317,742
12,169	Southern Co. (The)	433,338
3,382	TECO Energy, Inc.	53,943
6,849	Xcel Energy, Inc.	136,638
		6,097,407
	Electrical Products (0.4%)
2,789	Cooper Industries Ltd. (Class A) (Bermuda)	111,978
12,531	Emerson Electric Co.	644,845
2,214	Molex Inc.	51,276
		808,099
	Electronic Components (0.3%)
2,732	Jabil Circuit, Inc.	25,845
3,599	MEMC Electronic Materials, Inc.*	255,169
3,553	SanDisk Corp.*	80,191
7,780	Tyco Electronics Ltd. (Bermuda)	267,010
		628,215
	Electronic Equipment/Instruments (0.3%)
5,789	Agilent Technologies, Inc.*	172,686
3,512	JDS Uniphase Corp.*	47,026
2,336	Rockwell Automation, Inc.	134,133
14,442	Xerox Corp.	216,197
		570,042
	Electronic Production Equipment (0.3%)
21,003	Applied Materials, Inc.	409,769
2,801	KLA-Tencor Corp.	103,917
1,592	Novellus Systems, Inc.*	33,512
2,695	Teradyne, Inc.*	33,472
		580,670
	Electronics/Appliance Stores (0.1%)
5,530	Best Buy Co., Inc.	229,274
2,681	Circuit City Stores - Circuit City Group	10,670
2,073	RadioShack Corp.	33,686
		273,630
	Electronics/Appliances (0.1%)
4,537	Eastman Kodak Co.	80,169
955	Harman International Industries, Inc.	41,581
1,205	Whirlpool Corp.	104,570
		226,320
	Engineering & Construction (0.2%)
1,419	Fluor Corp.	200,306
1,927	Jacobs Engineering Group, Inc.*	141,808
		342,114
	Environmental Services (0.2%)
5,354	Allied Waste Industries, Inc.*	57,877
7,900	Waste Management, Inc.	265,124
		323,001
	Finance/Rental/Leasing (0.8%)
3,077	American Capital Strategies, Ltd.	105,110
5,809	Capital One Financial Corp.	285,919
2,998	CIT Group, Inc.	35,526
8,947	Countrywide Financial Corp.	49,209

7,341	Discover Financial Services	120,172
15,102	Fannie Mae	397,485
9,972	Freddie Mac	252,491
933	Ryder System, Inc.	56,829
7,793	SLM Corp.	119,623
		1,422,364
	Financial Conglomerates (3.0%)
17,780	American Express Co.	777,342
79,359	Citigroup, Inc.+	1,699,870
52,260	JPMorgan Chase & Co.	2,244,567
2,663	Leucadia National Corp.	120,421
4,011	Principal Financial Group, Inc.	223,493
7,003	Prudential Financial, Inc.	547,985
		5,613,678
	Financial Publishing/Services (0.2%)
2,065	Equifax, Inc.	71,201
5,015	McGraw-Hill Companies, Inc. (The)	185,304
3,247	Moody’s Corp.	113,093
		369,598
	Food Distributors (0.2%)
9,602	SYSCO Corp.	278,650

	Food Retail (0.4%)
10,722	Kroger Co. (The)	272,339
7,078	Safeway Inc.	207,739
3,386	SUPERVALU, Inc.	101,512
2,216	Whole Foods Market, Inc.	73,062
		654,652
	Food: Major Diversified (1.1%)
3,491	Campbell Soup Co.	118,519
7,740	ConAgra Foods Inc.	185,373
5,379	General Mills, Inc.	322,095
5,050	Heinz (H.J.) Co.	237,199
4,150	Kellogg Co.	218,124
24,528	Kraft Foods Inc. (Class A)	760,613
11,413	Sara Lee Corp.	159,554
		2,001,477
	Food: Meat/Fish/Dairy (0.1%)
2,398	Dean Foods Co.	48,176
4,376	Tyson Foods, Inc. (Class A)	69,797
		117,973
	Food: Specialty/Candy (0.2%)
2,659	Hershey Foods Co. (The)	100,165
2,045	McCormick & Co., Inc. (Non-Voting)	75,604
3,444	Wrigley (Wm.) Jr. Co.	216,421
		392,190
	Forest Products (0.1%)
3,317	Weyerhaeuser Co.	215,738

	Gas Distributors (0.4%)
7,889	Dynegy, Inc. (Class A)*	62,244
722	Nicor Inc.	24,194
4,374	NiSource, Inc.	75,408
2,835	Questar Corp.	160,348
4,197	Sempra Energy	223,616
10,159	Spectra Energy Corp.	231,117
		776,927
	Home Building (0.1%)
1,879	Centex Corp.	45,491
4,309	D.R. Horton, Inc.	67,867
1,187	KB Home	29,355
2,115	Lennar Corp. (Class A)	39,783
3,323	Pulte Homes, Inc.	48,350
		230,846

	Home Furnishings (0.1%)
2,634	Leggett & Platt, Inc.	40,169
4,389	Newell Rubbermaid, Inc.	100,376
		140,545
	Home Improvement Chains (0.7%)
26,360	Home Depot, Inc. (The)	737,289
22,710	Lowe’s Companies, Inc.	520,967
1,602	Sherwin-Williams Co.	81,766
		1,340,022
	Hospital/Nursing Management (0.0%)
7,361	Tenet Healthcare Corp.*	41,663

	Hotels/Resorts/Cruiselines (0.4%)
6,904	Carnival Corp (Units) (Panama) @	279,474
4,740	Marriott International, Inc. (Class A)	162,866
2,942	Starwood Hotels & Resorts Worldwide, Inc.	152,249
2,784	Wyndham Worldwide Corp.	57,573
		652,162
	Household/Personal Care (2.7%)
6,799	Avon Products, Inc.	268,832
2,209	Clorox Co. (The)	125,118
8,130	Colgate-Palmolive Co.	633,408
1,818	Estee Lauder Companies, Inc. (The) (Class A)	83,355
1,290	International Flavors & Fragrances, Inc.	56,825
6,664	Kimberly-Clark Corp.	430,161
49,172	Procter & Gamble Co. (The)	3,445,482
		5,043,181
	Industrial Conglomerates (5.3%)
11,190	3M Co.	885,689
4,001	Danaher Corp.	304,196
158,829	General Electric Co.**	5,878,261
11,840	Honeywell International, Inc.	668,013
4,286	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	191,070
2,871	ITT Corp.	148,747
4,038	Textron, Inc.	223,786
7,874	Tyco International Ltd. (Bermuda)	346,850
15,507	United Technologies Corp.	1,067,192
		9,713,804
	Industrial Machinery (0.3%)
6,324	Illinois Tool Works Inc.	305,007
2,659	Parker Hannifin Corp.	184,189
		489,196
	Industrial Specialties (0.2%)
2,790	Ecolab Inc.	121,170
2,585	PPG Industries, Inc.	156,418
		277,588
	Information Technology Services (1.6%)
2,852	Citrix Systems, Inc.*	83,649
4,569	Cognizant Technology Solutions Corp. (Class A)*	131,724
7,998	Electronic Data Systems Corp.	133,167
21,843	International Business Machines Corp.	2,515,003
2,829	Teredata Corp.*	62,408
5,603	Unisys Corp.*	24,821
		2,950,772
	Insurance Brokers/Services (0.2%)
4,869	AON Corp.	195,734
8,261	Marsh & McLennan Companies, Inc.	201,155
		396,889
	Integrated Oil (7.2%)
33,458	Chevron Corp.	2,855,975
25,435	ConocoPhillips	1,938,401
86,957	Exxon Mobil Corp.	7,354,823

4,539	Hess Corp.	400,249
11,610	Marathon Oil Corp.	529,416
3,101	Murphy Oil Corp.	254,716
		13,333,580
	Internet Retail (0.3%)
4,854	Amazon.com, Inc.*	346,090
2,530	Gamestop Corp (Class A)*	130,826
2,825	IAC/InterActiveCorp.*	58,647
		535,563
	Internet Software/Services (1.3%)
2,641	Akamai Technologies, Inc.*	74,371
3,755	Google Inc. (Class A)*	1,653,965
3,314	VeriSign, Inc.*	110,157
21,049	Yahoo! Inc.*	608,948
		2,447,441
	Investment Banks/Brokers (2.2%)
3,532	Ameriprise Financial, Inc.	183,134
1,843	Bear Stearns Companies, Inc. (The)	19,333
14,543	Charles Schwab Corp. (The)	273,845
836	Cme Group Inc.	392,168
7,156	E*TRADE Group, Inc.*	27,622
6,182	Goldman Sachs Group, Inc. (The)	1,022,441
1,126	Intercontinental Exchange Inc.*	146,943
8,113	Lehman Brothers Holdings Inc.	305,373
14,794	Merrill Lynch & Co., Inc.	602,708
16,507	Morgan Stanley++	754,370
4,237	NYSE Euronext	261,465
		3,989,402
	Investment Managers (0.6%)
1,345	Federated Investors, Inc. (Class B)	52,670
2,429	Franklin Resources, Inc.	235,589
2,306	Janus Capital Group, Inc.	53,661
2,106	Legg Mason, Inc.	117,894
4,194	Price (T.) Rowe Group, Inc.	209,700
6,044	State Street Corp.	477,476
		1,146,990
	Life/Health Insurance (0.9%)
7,529	AFLAC, Inc.	489,009
6,714	Genworth Financial Inc. (Class A)	152,005
4,112	Lincoln National Corp.	213,824
11,110	MetLife, Inc.+++	669,489
1,434	Torchmark Corp.	86,198
5,563	UnumProvident Corp.	122,442
		1,732,967
	Major Banks (4.4%)
68,972	Bank of America Corp.	2,614,729
17,909	Bank of New York Mellon Corp.	747,343
8,395	BB&T Corp.	269,144
2,256	Comerica, Inc.	79,140
5,618	Huntington Bancshares, Inc.	60,394
6,061	KeyCorp	133,039
9,472	National City Corp.	94,246
5,363	PNC Financial Services Group, Inc.	351,652
10,508	Regions Financial Corp.	207,533
5,326	SunTrust Banks, Inc.	293,676
1,273	Totonto-Dominion Bank (The)	78,099
26,914	U.S. Bancorp	870,937
30,275	Wachovia Corp.	817,425
50,456	Wells Fargo & Co.	1,468,270
		8,085,627
	Major Telecommunications (3.1%)
95,224	AT&T Inc.	3,647,079
2,365	Embarq Corp.	94,837

47,887	Sprint Nextel Corp.	320,364
44,383	Verizon Communications, Inc.	1,617,760
		5,680,040
	Managed Health Care (1.0%)
7,825	Aetna, Inc.	329,354
4,389	CIGNA Corp.	178,062
2,402	Coventry Health Care, Inc.*	96,921
2,688	Humana, Inc.*	120,584
19,491	UnitedHealth Group Inc.	669,711
8,679	WellPoint Inc.*	383,004
		1,777,636
	Media Conglomerates (1.6%)
10,677	CBS Corp. (Class B)	235,748
29,699	Disney (Walt) Co. (The)	931,955
36,130	News Corp. (Class A)	677,438
55,411	Time Warner, Inc.	776,862
10,019	Viacom Inc. (Class B)*	396,953
		3,018,956
	Medical Distributors (0.4%)
2,575	AmerisourceBergen Corp.	105,524
5,694	Cardinal Health, Inc.	298,992
4,680	McKesson Corp.	245,092
2,030	Patterson Companies, Inc.*	73,689
		723,297
	Medical Specialties (2.3%)
2,705	Applera Corp. - Applied Biosystems Group	88,886
1,589	Bard (C.R.), Inc.	153,180
10,044	Baxter International, Inc.	580,744
3,860	Becton, Dickinson & Co.	331,381
21,292	Boston Scientific Corp.*	274,028
8,031	Covidien Ltd.	355,372
2,516	Hospira, Inc.*	107,609
17,875	Medtronic, Inc.	864,614
1,951	Pall Corp.	68,422
1,852	PerkinElmer, Inc.	44,911
5,487	St. Jude Medical, Inc.*	236,984
3,755	Stryker Corp.	244,263
6,643	Thermo Fisher Scientific, Inc.*	377,588
1,992	Varian Medical Systems, Inc.*	93,305
1,665	Waters Corp.*	92,741
3,719	Zimmer Holdings, Inc.*	289,561
		4,203,589
	Miscellaneous Commercial Services (0.0%)
2,056	Cintas Corp.	58,678

	Miscellaneous Manufacturing (0.1%)
3,023	Dover Corp.	126,301

	Motor Vehicles (0.3%)
35,400	Ford Motor Co.*	202,488
8,798	General Motors Corp.	167,602
3,754	Harley-Davidson, Inc.	140,775
		510,865
	Multi-Line Insurance (1.3%)
39,593	American International Group, Inc.	1,712,397
4,938	Hartford Financial Services Group, Inc. (The)	374,152
6,945	Loews Corp.	279,328
1,412	SAFECO Corp.	61,959
		2,427,836
	Office Equipment/Supplies (0.1%)
1,697	Avery Dennison Corp.	83,577
3,334	Pitney Bowes Inc.	116,757
		200,334

	Oil & Gas Pipelines (0.3%)
11,262	El Paso Corp.	187,400
9,380	Williams Companies, Inc. (The)	309,352
		496,752
	Oil & Gas Production (2.5%)
7,648	Anadarko Petroleum Corp.	482,053
5,595	Apache Corp.	675,988
7,438	Chesapeake Energy Corp.	343,264
7,412	Devon Energy Corp.	773,294
4,066	EOG Resources, Inc.	487,920
2,762	Noble Energy, Inc.	201,074
13,375	Occidental Petroleum Corp.	978,649
2,423	Range Resources Corp.	153,739
8,305	XTO Energy, Inc.	513,747
		4,609,728
	Oil Refining/Marketing (0.3%)
1,859	Sunoco, Inc.	97,542
2,306	Tesoro Corp.	69,180
8,841	Valero Energy Corp.	434,182
		600,904
	Oilfield Services/Equipment (2.1%)
5,039	Baker Hughes Inc.	345,172
4,854	BJ Services Co.	138,388
3,596	Cameron International Corp.*	149,737
14,517	Halliburton Co.	570,954
5,814	National-Oilwell Varco, Inc.*	339,421
19,770	Schlumberger Ltd. (Netherlands Antilles)	1,719,990
3,275	Smith International, Inc.	210,353
5,555	Weatherford International Ltd. (Bermuda)*	402,571
		3,876,586
	Other Consumer Services (0.4%)
2,215	Apollo Group, Inc. (Class A)*	95,688
5,194	Block (H&R), Inc.	107,827
17,668	eBay Inc.*	527,213
3,326	Expedia, Inc.*	72,806
		803,534
	Other Consumer Specialties (0.1%)
2,439	Fortune Brands, Inc.	169,511

	Other Metals/Minerals (0.0%)
1,594	Titanium Metals Corp.	23,990

	Packaged Software (3.2%)
9,165	Adobe Systems, Inc.*	326,182
3,629	Autodesk, Inc.*	114,241
3,014	BMC Software, Inc.*	98,015
6,172	CA Inc.	138,870
4,340	Compuware Corp.*	31,856
5,209	Intuit Inc.*	140,695
125,853	Microsoft Corp.	3,571,708
5,536	Novell, Inc.*	34,821
62,781	Oracle Corp.*	1,227,996
13,280	Symantec Corp.*	220,714
		5,905,098
	Personnel Services (0.1%)
1,925	Monster Worldwide Inc.*	46,604
2,503	Robert Half International, Inc.	64,427
		111,031
	Pharmaceuticals: Generic Drugs (0.1%)
1,717	Barr Pharmaceuticals Inc.*	82,948
4,842	Mylan Laboratories, Inc.	56,167
1,659	Watson Pharmaceuticals, Inc.*	48,642
		187,757

	Pharmaceuticals: Major (5.7%)
24,538	Abbott Laboratories	1,353,271
31,292	Bristol-Myers Squibb Co.	666,520
45,270	Johnson & Johnson	2,936,665
15,743	Lilly (Eli) & Co.	812,181
34,306	Merck & Co., Inc.	1,301,913
107,308	Pfizer, Inc.	2,245,956
25,296	Schering-Plough Corp.	364,515
21,487	Wyeth	897,297
		10,578,318
	Pharmaceuticals: Other (0.3%)
4,863	Allergan, Inc.	274,225
4,932	Forest Laboratories, Inc.*	197,329
3,971	King Pharmaceuticals, Inc.*	34,548
		506,102
	Precious Metals (0.5%)
6,271	Freeport-McMoRan Copper & Gold, Inc.	603,396
7,276	Newmont Mining Corp.	329,603
		932,999
	Property - Casualty Insurers (1.0%)
5,184	ACE Ltd. (Cayman Islands)	285,431
8,915	Allstate Corp. (The)++++	428,455
5,853	Chubb Corp. (The)	289,606
2,611	Cincinnati Financial Corp.	99,322
10,688	Progressive Corp. (The)	171,756
9,876	Travelers Companies, Inc. (The)	472,567
2,756	XL Capital Ltd. (Class A) (Cayman Islands)	81,440
		1,828,577
	Publishing: Books/Magazines (0.0%)
595	Meredith Corp.	22,759

	Publishing: Newspapers (0.1%)
3,665	Gannett Co., Inc.	106,468
2,253	New York Times Co. (The) (Class A)	42,537
1,400	Scripps (E.W.) Co. (Class A)	58,814
94	Washington Post Co. (The) (Class B)	62,181
		270,000
	Pulp & Paper (0.1%)
6,914	International Paper Co.	188,061
2,784	MeadWestvaco Corp.	75,780
		263,841
	Railroads (0.9%)
4,681	Burlington Northern Santa Fe Corp.	431,682
6,448	CSX Corp.	361,539
5,893	Norfolk Southern Corp.	320,108
4,149	Union Pacific Corp.	520,202
		1,633,531
	Real Estate Development (0.0%)
2,743	CB Richard Ellis Group, Inc. (Class A)*	59,359

	Real Estate Investment Trusts (1.1%)
1,461	Apartment Investment & Management Co. (Class A)	52,318
1,213	AvalonBay Communities, Inc.	117,079
1,885	Boston Properties, Inc.	173,552
4,227	Equity Residential	175,378
4,170	General Growth Properties, Inc.	159,169
8,250	Host Hotels & Resorts Inc.	131,340
4,033	Kimco Realty Corp.	157,973
2,725	Plum Creek Timber Co., Inc.	110,908
4,106	ProLogis	241,679
1,999	Public Storage, Inc.	177,151
3,565	Simon Property Group, Inc.	331,224
2,143	Vornado Realty Trust	184,748
		2,012,519

	Recreational Products (0.2%)
1,337	Brunswick Corp.	21,352
4,943	Electronic Arts Inc.*	246,755
2,231	Hasbro, Inc.	62,245
5,690	Mattel, Inc.	113,231
		443,583
	Regional Banks (0.4%)
8,259	Fifth Third Bancorp	172,778
1,912	First Horizon National Corp.	26,787
1,203	M&T Bank Corp.	96,817
4,034	Marshall & Ilsley Corp.	93,589
2,993	Northern Trust Corp.	198,945
1,658	Zions Bancorporation	75,522
		664,438
	Restaurants (0.9%)
2,247	Darden Restaurants, Inc.	73,140
18,177	McDonald’s Corp.	1,013,731
11,485	Starbucks Corp.*	200,988
1,388	Wendy’s International, Inc.	32,007
7,548	Yum! Brands, Inc.	280,861
		1,600,727
	Retail Strip Centers (0.0%)
1,890	Developers Diversified Realty Corp.	79,153

	Savings Banks (0.2%)
8,012	Hudson City Bancorp, Inc.	141,652
5,526	Sovereign Bancorp, Inc.	51,502
13,233	Washington Mutual, Inc.	136,300
		329,454
	Semiconductors (1.9%)
9,468	Advanced Micro Devices, Inc.*	55,767
4,821	Altera Corp.	88,851
4,626	Analog Devices, Inc.	136,560
7,578	Broadcom Corp. (Class A)*	146,028
90,414	Intel Corp.	1,914,969
3,402	Linear Technology Corp.	104,407
10,004	LSI Corp.*	49,520
2,976	Microchip Technology Inc.	97,404
11,571	Micron Technology, Inc.*	69,079
3,584	National Semiconductor Corp.	65,659
8,580	NVIDIA Corp.*	169,798
20,887	Texas Instruments Inc.	590,475
4,478	Xilinx, Inc.	106,353
		3,594,870
	Services to the Health Industry (0.5%)
3,966	Express Scripts, Inc.*	255,093
2,914	IMS Health Inc.	61,223
1,730	Laboratory Corp. of America Holdings*	127,466
8,229	Medco Health Solutions Inc.*	360,348
2,480	Quest Diagnostics Inc.	112,270
		916,400
	Specialty Insurance (0.1%)
4,399	Ambac Financial Group, Inc.	25,294
1,516	Assurant, Inc.	92,264
3,194	MBIA Inc.	39,031
1,812	MGIC Investment Corp.	19,080
		175,669
	Specialty Stores (0.3%)
2,085	AutoNation, Inc.*	31,212
682	AutoZone, Inc.*	77,632
4,135	Bed Bath & Beyond Inc.*	121,983
4,248	Office Depot, Inc.*	46,940

1,186	OfficeMax Inc.	22,700
10,950	Staples, Inc.	242,105
2,054	Tiffany & Co.	85,939
		628,511
	Specialty Telecommunications (0.3%)
6,505	American Tower Corp. (Class A)*	255,061
1,667	CenturyTel, Inc.	55,411
5,126	Citizens Communications Co.	53,772
24,085	Qwest Communications International, Inc.*	109,105
7,113	Windstream Corp.	85,000
		558,349
	Steel (0.4%)
1,597	Allegheny Technologies, Inc.	113,962
4,545	Nucor Corp.	307,878
1,843	United States Steel Corp.	233,821
		655,661
	Telecommunication Equipment (1.1%)
1,372	Ciena Corp.*	42,299
23,961	Corning Inc.	576,022
36,308	Motorola, Inc.	337,664
25,269	QUALCOMM, Inc.	1,036,029
6,484	Tellabs, Inc.*	35,338
		2,027,352
	Tobacco (1.5%)
33,539	Altria Group, Inc.	744,566
33,539	Philip Morris International	1,696,403
2,723	Reynolds American, Inc.	160,739
2,391	UST, Inc.	130,357
		2,732,065
	Tools/Hardware (0.1%)
951	Black & Decker Corp.	62,861
900	Snap-On, Inc.	45,765
1,236	Stanley Works (The)	58,858
		167,484
	Trucks/Construction/Farm Machinery (1.0%)
9,968	Caterpillar Inc.	780,395
3,111	Cummins Inc.	145,657
6,879	Deere & Co.	553,347
2,090	Manitowoc Co., Inc.	85,272
5,703	PACCAR, Inc.	256,635
1,594	Terex Corp.*	99,625
		1,920,931
	Wholesale Distributors (0.1%)
2,612	Genuine Parts Co.	105,055
1,056	Grainger (W.W.), Inc.	80,668
		185,723
	Total Common Stocks (Cost $129,964,330)	182,424,234

NUMBER OF
SHARES (000)
	Short-Term Investment (a) (1.6%)
	Investment Company
2,875	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $2,875,232)		2,875,232

	Total Investments (Cost $132,839,562) (b) (c)	100.2%	185,299,466
	Liabilities in Excess of Other Assets	(0.2)	(452,281)
	Net Assets	100.0%	$184,847,185

*	Non-income producing security.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $266,800.
#

A security with total market value equal to $0 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

@	Consist of one or more class of securities traded together as a unit: stocks with attached warrants.
+	As of March 31, 2008 the cost of purchases and sales of Citigroup, Inc. common stock, an affiliate of the Portfolio was $54,664 and $290,818, respectively, including net realized loss of $112,854.
++	As of March 31, 2008 the cost of purchases and sales of Morgan Stanley common stock, an affiliate of the Portfolio, was $0 and $60,832, respectively, including net realized loss of $1,233.
+++	As of March 31, 2008 the cost of purchases and sales of MetLife, Inc. common stock, an affiliate of the Portfolio, was $0 and $50,411, respectively, including net realized gain of $30,637.
++++	As of March 31, 2008 the cost of purchases and sales of Allstate Corp. common stock, an affiliate of the Portfolio, was $5,736 and $31,151, respectively, including net realized gain of $8,862.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(b)	Securities have been designated as collateral in amount equal to $3,943,800 in connection with open futures contracts
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$185,299,466	$185,299,466	—	—
Other Financial Instruments*	99,058	99,058	—	—
Total	$185,398,524	$185,398,524	$0	$0

* Other financial instruments include futures, forwards, and swap contracts.

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Futures Contracts Open at March 31, 2008:

NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	APPRECIATION
63	Long	S&P 500 Index E-MINI
		June 2008	$4,317,390	$99,058

Morgan Stanley Variable Investment Series - Global Advantage Portfolio

Portfolio of Investments March 31, 2008  (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.2%)
	Australia # (1.8%)
	Data Processing Services
45,000	Computershare Ltd.	$361,155

	Bermuda (7.5%)
	Apparel/Footwear Retail #
41,500	Esprit Holdings Ltd. **	497,331

	Investment Banks/Brokers
20,800	MF Global Ltd.*	206,128

	Multi-Line Insurance
10,502	Axis Capital Holdings Ltd.	356,858

	Wholesale Distributors #
118,200	Li & Fung Ltd. **	442,262

	Total Bermuda	1,502,579

	Canada (1.5%)
	Food: Specialty/Candy
60,800	SunOpta Inc.*	310,080

	France # (1.7%)
	Pharmaceuticals: Other
6,200	Ipsen S.A.	352,269

	Germany # (6.0%)
	Apparel/Footwear
5,430	Adidas AG	361,250

	Medical Specialties
5,982	Fresenius SE	508,940

	Other Consumer Services
19,015	Wirecard AG*	333,048

	Total Germany	1,203,238

	Greece # (2.5%)
	Regional Banks
16,292	EFG Eurobank Ergasias	496,661

	Israel (3.5%)
	Food: Specialty/Candy #
14,137	Strauss Group Ltd.	205,817

	Pharmaceuticals: Other
10,600	Teva Pharmaceutical Industries Ltd. (ADR)	489,614

	Total Israel	695,431

	Italy # (2.1%)
	Major Banks
64,146	UniCredit SpA	428,815

	Japan # (2.5%)
	Home Building
9,900	Daito Trust Construction Co., Ltd.	512,033

	Mexico (3.2%)
	Beverages: Non-Alcoholic
7,800	Fomento Economico Mexicano, S.A.B. de C.V. (ADR) (Units) @	325,884

	Other Transportation
5,500	Grupo Aeroportuario del Sureste S.A.B de C.V. (ADR) (Series B)	313,445

	Total Mexico	639,329

	Singapore (5.2%)
	Airlines #
34,533	Singapore Airlines Ltd.	392,851

	Electronic Components
25,900	Flextronics International Ltd.*	243,201

	Marine Shipping #
148,634	Cosco Corp (Singapore) Ltd.	402,820

	Total Singapore	1,038,872

	South Africa # (1.2%)
	Pharmaceuticals: Generic Drugs
61,700	Aspen Pharmacare Holdings Ltd.*	242,964

	Spain (4.8%)
	Major Banks
17,451	Banco Santander S.A.	347,692

	Major Telecommunications
21,460	Telefonica S.A.	616,618

	Total Spain	964,310

	Sweden # (1.1%)
	Packaged Software
10,915	Orc Software AB	218,807

	Switzerland # (1.8%)
	Chemicals: Specialty
2,800	Lonza Group AG (Registered Shares)	371,629

	United Kingdom # (14.6%)
	Beverages: Alcoholic
20,861	SABMiller PLC	456,985

	Investment Managers
66,900	BlueBay Asset Management PLC	460,293
25,923	Man Group PLC	285,209
		745,502
	Major Banks
19,169	Standard Chartered PLC	654,910

	Miscellaneous Commercial Services
6,800	Homeserve PLC	259,474
27,696	Intertek Group PLC	567,162
		826,636
	Pharmaceuticals: Other
13,487	Shire PLC	260,645

	Total United Kingdom	2,944,678

	United States (37.2%)
	Beverages: Non-Alcoholic
5,300	PepsiCo, Inc.	382,660

	Biotechnology
9,400	Gilead Sciences, Inc.*	484,382

	Computer Processing Hardware
4,263	Apple Inc.*	611,740

	Electric Utilities
6,100	Constellation Energy Group	538,447

	Electronic Components
12,800	Amphenol Corporation (Class A)	476,800

	Financial Conglomerates
5,950	Prudential Financial, Inc.	465,587

	Food: Meat/Fish/Dairy
25,700	Smart Balance Inc.	203,030

	Insurance Brokers/Services
6,200	Willis Group Holdings Ltd.	208,382

	Life/Health Insurance
9,700	AFLAC, Inc.	630,015

	Media Conglomerates
11,216	News Corp. (Class A)	210,300

	Medical Specialties
4,100	Bard (C.R.), Inc.	395,240
9,800	Thermo Fisher Scientific, Inc.*	557,032
8,600	West Pharmaceutical Services, Inc.	380,378
		1,332,650
	Miscellaneous Commercial Services
5,400	Bright Horizons Family Solutions, Inc.*	232,416
7,600	FTI Consulting Inc.*	539,904
		772,320
	Specialty Stores
12,640	Staples, Inc.	279,470

	Telecommunication Equipment
11,741	Corning Inc.	282,254

	Wireless Telecommunications
18,000	Metropcs Communications Inc.*	306,000
9,400	NII Holdings Inc.*	298,732
		604,732

	Total United States	7,482,769

	Total Common Stocks (Cost $16,643,633)	19,765,619

NUMBER OF
SHARES (000)
	Short-Term Investment (a) (0.9%)
	Investment Company
168	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class
	(Cost $167,795)		167,795

	Total Investments
	(Cost $16,811,428) (b)	99.1%	19,933,414
	Other Assets in Excess of Liabilities	0.9	185,731
	Net Assets	100.0%	$20,119,145

ADR	American Depositary Receipt.
*	Non-income producing security.
**	Security trades on a Hong Kong exchange.
#

Securities with total market value equal to $9,073,329 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

@	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$19,933,414	$10,860,085	$9,073,329	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Investment Series - Global Advantage Portfolio

Summary of Investments March 31, 2008 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS

Medical Specialties	$1,841,590	9.2%
Miscellaneous Commercial Services	1,598,955	8.0
Major Banks	1,431,417	7.2
Pharmaceuticals: Other	1,102,529	5.5
Investment Managers	745,502	3.7
Electronic Components	720,001	3.6
Beverages: Non-Alcoholic	708,544	3.6
Life/Health Insurance	630,015	3.2
Major Telecommunications	616,618	3.1
Computer Processing Hardware	611,740	3.1
Wireless Telecommunications	604,732	3.0
Electric Utilities	538,447	2.7
Food: Specialty/Candy	515,897	2.6
Home Building	512,033	2.6
Apparel/Footwear Retail	497,331	2.5
Regional Banks	496,661	2.5
Biotechnology	484,382	2.4
Financial Conglomerates	465,587	2.3
Beverages: Alcoholic	456,985	2.3
Wholesale Distributors	442,262	2.2
Marine Shipping	402,820	2.0
Airlines	392,851	2.0
Chemicals: Specialty	371,629	1.9
Apparel/Footwear	361,250	1.8
Data Processing Services	361,155	1.8
Multi-Line Insurance	356,858	1.8
Other Consumer Services	333,048	1.7
Other Transportation	313,445	1.6
Telecommunication Equipment	282,254	1.4
Specialty Stores	279,470	1.4
Pharmaceuticals: Generic Drugs	242,964	1.2
Packaged Software	218,807	1.1
Media Conglomerates	210,300	1.1
Insurance Brokers/Services	208,382	1.1
Investment Banks/Brokers	206,128	1.0
Food: Meat/Fish/Dairy	203,030	1.0
Short-Term Investments	167,795	0.8

	$19,933,414	100.0%

Morgan Stanley Variable Investment Series - Aggressive Equity Portfolio

Portfolio of Investments March 31, 2008  (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (92.1%)
	Air Freight/Couriers (5.0%)
24,405	C.H. Robinson Worldwide, Inc.	$1,327,632
22,319	Expeditors International of Washington, Inc.	1,008,372
		2,336,004
	Apparel/Footwear Retail (2.9%)
18,492	Abercrombie & Fitch Co. (Class A)	1,352,505

	Biotechnology (5.7%)
19,243	Illumina, Inc.*	1,460,544
17,644	Techne Corp.*	1,188,500
		2,649,044
	Casino/Gaming (4.3%)
20,004	Wynn Resorts, Ltd.	2,013,203

	Chemicals: Agricultural (7.7%)
31,925	Monsanto Co.	3,559,637

	Chemicals: Major Diversified (2.1%)
46,533	Nalco Holding Co.	984,173

	Computer Processing Hardware (2.5%)
8,001	Apple Inc.*	1,148,143

	Construction Materials (3.4%)
59,678	Cemex SAB de C.V. (ADR) (Mexico)*	1,558,789

	Finance Energy (1.2%)
32,339	Brookfield Infrastructure Partners LP	548,146

	Finance/Rental/Leasing (2.6%)
5,419	MasterCard, Inc. (Class A)	1,208,383

	Financial Conglomerates (3.9%)
67,509	Brookfield Asset Management Inc. (Class A) (Canada)	1,811,266

	Information Technology Services (0.8%)
8,634	VMware Inc (Class A)*	369,708

	Internet Retail (5.4%)
34,969	Amazon.com, Inc.*	2,493,290

	Internet Software/Services (9.2%)
4,024	Baidu.com, Inc. (ADR) (Cayman Islands)*	964,271
5,580	Google Inc. (Class A)*	2,457,823
147,800	Tencent Holdings Ltd. (Cayman Islands) # (a)	841,361
		4,263,455
	Investment Banks/Brokers (3.1%)
20,826	Greenhill & Co., Inc.	1,448,657

	Miscellaneous Commercial Services (4.0%)
18,522	Corporate Executive Board Co. (The)	749,771
25,478	Costar Group, Inc.*	1,095,554
		1,845,325
	Oil & Gas Production (10.4%)
55,342	Southwestern Energy Co.*	1,864,472
38,350	Ultra Petroleum Corp. (Canada)*	2,972,125
		4,836,597

	Other Consumer Services (4.2%)
65,557	eBay Inc.*	1,956,221

	Restaurants (2.2%)
58,877	Starbucks Corp.*	1,030,347

	Specialty Telecommunications (2.1%)
54,546	Cogent Communications Group, Inc.*	998,737

	Telecommunication Equipment (4.4%)
18,370	Research In Motion Ltd. (Canada)*	2,061,665

	Wholesale Distributors (2.5%)
312,000	Li & Fung Ltd. (Bermuda)* # (a)	1,167,391

	Wireless Telecommunications (2.5%)
18,477	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	1,176,800

	Total Common Stocks (Cost $37,112,538)	42,817,486

	Investment Trusts/Mutual Funds (2.6%)
66,669	Aeroplan Income Fund (Units) (Canada) @ (Cost $1,055,248)	1,185,357

NUMBER OF
SHARES (000)
	Short-Term Investment (b) (5.4%)
	Investment Company
2,533	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $2,533,307)		2,533,307

	Total Investments (Cost $40,701,093) (c)	100.1%	46,536,150
	Liabilities in Excess of Other Assets	(0.1)	(43,207)
	Net Assets	100.0%	$46,492,943

ADR	American Depositary Receipt.
*	Non-income producing security.
#	Security trades on a Hong Kong exchange.
@	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(a)

Securities with total market value equal to $2,008,752 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(b)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$46,536,150	$44,527,398	$2,008,752	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments March 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (64.5%)
	Advertising/Marketing Services (0.6%)
37,120	Omnicom Group, Inc.	$1,639,962

	Aerospace & Defense (2.8%)
49,715	Northrop Grumman Corp.	3,868,324
57,135	Raytheon Co.	3,691,492
		7,559,816
	Aluminum (0.9%)
47,295	Alcoa, Inc.	1,705,458
20,920	Aluminum Corp. of China Ltd. (ADR) (China)	845,796
		2,551,254
	Automotive Aftermarket (0.3%)
32,660	Goodyear Tire & Rubber Co. (The) *	842,628

	Biotechnology (1.7%)
38,130	Celgene Corp. *	2,336,988
44,860	Gilead Sciences, Inc. *	2,311,636
		4,648,624
	Chemicals: Major Diversified (0.6%)
46,500	Dow Chemical Co. (The)	1,713,525

	Computer Communications (0.9%)
101,185	Cisco Systems, Inc. *	2,437,547

	Computer Peripherals (0.8%)
151,345	EMC Corp. *	2,170,287

	Computer Processing Hardware (2.3%)
32,225	Apple Inc. *	4,624,288
77,470	Dell Inc. *	1,543,202
		6,167,490
	Department Stores (1.0%)
28,750	Kohl’s Corp. *	1,233,088
67,465	Macy’s, Inc.	1,555,743
		2,788,831
	Discount Stores (0.8%)
35,230	Costco Wholesale Corp.	2,288,893

	Electric Utilities (0.5%)
34,155	American Electric Power Co., Inc.	1,421,873

	Electrical Products (0.8%)
43,010	Emerson Electric Co.	2,213,295

	Electronics/Appliances (1.0%)
69,450	Sony Corp. (ADR) (Japan)	2,782,862

	Finance/Rental/Leasing (0.6%)
28,150	Visa, Inc. - (Class A) *	1,755,434

	Financial Conglomerates (1.3%)
42,075	American Express Co.	1,839,519
36,960	JPMorgan Chase & Co.	1,587,432
		3,426,951
	Food: Major Diversified (3.0%)
69,900	Kellogg Co.	3,673,944
145,010	Kraft Foods Inc. (Class A)	4,496,760
		8,170,704
	Forest Products (1.2%)
50,260	Weyerhaeuser Co.	3,268,910

	Home Building (0.4%)
34,360	Gafisa S.A. (ADR) (Brazil) (a)*	1,146,250

	Home Improvement Chains (0.6%)
72,295	Lowe’s Companies, Inc.	1,658,447

	Household/Personal Care (1.3%)
46,385	Colgate-Palmolive Co.	3,613,855

	Information Technology Services (1.7%)
39,250	International Business Machines Corp.	4,519,245

	Integrated Oil (2.3%)
35,790	Exxon Mobil Corp.	3,027,118
35,680	Hess Corp.	3,146,262
		6,173,380
	Internet Software/Services (1.5%)
3,670	Google Inc. (Class A) *	1,616,525
88,505	Yahoo! Inc. *	2,560,450
		4,176,975
	Investment Banks/Brokers (3.2%)
181,875	Charles Schwab Corp. (The)	3,424,706
10,530	Goldman Sachs Group, Inc. (The)	1,741,557
39,410	Lazard Ltd. (Class A) (Bermuda)	1,505,462
34,335	NYSE Euronext	2,118,813
		8,790,538
	Major Banks (1.8%)
53,450	Bank of America Corp.	2,026,290
46,360	Wachovia Corp.	1,251,720
51,215	Wells Fargo & Co.	1,490,357
		4,768,367
	Media Conglomerates (0.5%)
88,900	Time Warner, Inc.	1,246,378

	Medical Specialties (5.9%)
81,650	Applera Corp. - Celera Genomics Group *	1,200,255
36,460	Bard (C.R.), Inc.	3,514,744
40,865	Covidien Ltd.	1,808,276
82,870	St. Jude Medical, Inc. *	3,579,155
66,070	Thermo Fisher Scientific, Inc. *	3,755,419
27,550	Zimmer Holdings, Inc. *	2,145,043
		16,002,892
	Motor Vehicles (0.8%)
77,670	Honda Motor Co., Ltd. (ADR) (Japan)	2,237,673

	Oilfield Services/Equipment (1.3%)
45,565	Halliburton Co.	1,792,071
27,865	Smith International, Inc.	1,789,769
		3,581,840
	Packaged Software (4.4%)
134,180	Microsoft Corp.	3,808,028
232,895	Oracle Corp. *	4,555,426
143,455	Sybase, Inc. *	3,772,867
		12,136,321
	Pharmaceuticals: Major (2.0%)
47,610	Johnson & Johnson	3,088,461
111,650	Pfizer, Inc.	2,336,835
		5,425,296
	Precious Metals (1.1%)
68,510	Barrick Gold Corp. (Canada)	2,976,760

	Property - Casualty Insurers (0.5%)
30,370	Allstate Corp. (The)	1,459,582

	Pulp & Paper (1.5%)
210,340	AbitibiBowater, Inc. (a)	2,715,489
49,570	MeadWestvaco Corp.	1,349,295
		4,064,784
	Recreational Products (0.7%)
90,500	Mattel, Inc.	1,800,950

	Restaurants (1.1%)
51,510	McDonald’s Corp.	2,872,713

	Semiconductors (1.9%)
142,235	Intel Corp.	3,012,537
203,470	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)	2,089,637
		5,102,174
	Specialty Telecommunications (1.5%)
125,600	Citizens Communications Co.	1,317,544
227,199	Windstream Corp.	2,715,028
		4,032,572
	Steel (1.4%)
29,507	United States Steel Corp.	3,743,553

	Telecommunication Equipment (0.9%)
78,065	Nokia Corp. (ADR) (Finland)	2,484,809

	Tobacco (2.7%)
50,870	Altria Group, Inc.	1,129,314
50,870	Philip Morris International Inc. *	2,573,005
66,440	UST, Inc.	3,622,309
		7,324,628
	Trucks/Construction/Farm Machinery (1.7%)
34,530	Caterpillar Inc.	2,703,354
40,210	PACCAR, Inc.	1,809,450
		4,512,804
	Wireless Telecommunications (0.7%)
118,650	Metropcs Communications Inc. *	2,017,050

	Total Common Stocks
	(Cost $133,354,770)	175,718,722

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Corporate Bonds (5.9%)
	Aerospace & Defense (0.1%)
241	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664%	09/15/13	241,376

	Agricultural Commodities/Milling (0.0%)
90	Archer Daniels Midland	5.45	03/15/18	90,647

	Airlines (0.1%)
334	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	332,138

	Beverages: Alcoholic (0.2%)
205	FBG Finance Ltd. - 144A** (Australia)	5.125	06/15/15	203,403
195	Miller Brewing Co. - 144A**	4.25	08/15/08	195,804
				399,207

	Biotechnology (0.1%)
45	Amgen, Inc.	5.85	6/1/2017	45,043
110	Biogen Idec, Inc.	6.875	03/01/18	111,331
				156,374
	Cable/Satellite TV (0.1%)
110	Comcast Cable Communications, Inc.	6.75	01/30/11	114,436
30	Comcast Corp.	6.50	01/15/15	30,764
				145,200
	Chemicals: Major Diversified (0.0%)
105	ICI Wilmington Inc.	4.375	12/01/08	105,561

	Computer Processing Hardware (0.0%)
45	Hewlett-Packard Co.	5.50	03/01/18	46,191

	Department Stores (0.1%)
275	May Department Stores Co.	5.95	11/01/08	275,705

	Drugstore Chains (0.1%)
25	CVS Caremark Corp.	5.75	06/01/17	25,434
55	CVS Caremark Corp.	5.75	08/15/11	57,579
160	CVS Lease Pass Through - 144A**	6.036	12/10/28	153,218
				236,231
	Electric Utilities (0.6%)
15	Appalachian Power Co. (Series O)	5.65	08/15/12	15,441
175	Arizona Public Service Co.	5.80	06/30/14	171,801

185	Carolina Power & Light Co.	5.125		09/15/13	194,238
55	CenterPoint Energy Resources, Corp.	6.25		02/01/37	51,468
25	CenterPoint Energy Resources, Corp. (Series B)	7.875		04/01/13	27,800
65	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	68,733
125	Consumers Energy Co. (Series H)	4.80		02/17/09	125,842
100	Detroit Edison Co. (The)	6.125		10/01/10	105,994
85	Entergy Gulf States, Inc.	3.60		06/01/08	84,790
130	Entergy Gulf States, Inc.	3.475	††	12/01/09	127,287
65	Ohio Edison Co.	6.40		07/15/16	67,077
170	Ohio Power Company (Series K)	6.00		06/01/16	171,018
60	Peco Energy Co.	5.35		03/01/18	60,943
125	Public Service Electric & Gas Co. (Series MTN B)	5.00		01/01/13	128,479
85	Texas Eastern Transmission, PC.	7.00		07/15/32	90,848
					1,491,759
	Electrical Products (0.1%)
175	Cooper Industries, Inc.	5.25		11/15/12	181,552

	Electronic Components (0.1%)
140	Philips Electronics	5.75		03/01/18	142,915

	Electronics/Appliances (0.0%)
130	LG Electronics Inc. - 144A** (South Korea)	5.00		06/17/10	128,786

	Finance/Rental/Leasing (0.2%)
155	Capmark Financial Group Inc. - 144A**	5.875		05/10/12	98,285
65	Capmark Financial Group Inc. - 144A**	6.30		05/10/17	39,031
125	CIT Group Inc. (Series MTN)	4.75		08/15/08	115,100
150	Countrywide Home Loans, Inc. (Series MTN L) (a)	3.25		05/21/08	147,110
210	Nationwide Building Society - 144A** (United Kingdom)	4.25		02/01/10	214,980
					614,506
	Financial Conglomerates (0.2%)
85	Brookfield Asset Management Inc. (Canada)	5.80		04/25/17	76,833
295	Chase Manhattan Corp.	6.00		02/15/09	299,621
110	Citigroup Inc.	5.875		05/29/37	95,847
95	General Electric Capital Corp. (Series MTN A)	4.25		12/01/10	97,433
40	Prudential Financial Inc.	6.625		12/01/37	39,636
					609,370
	Food Retail (0.0%)
50	Kroger Co.	5.00		04/15/13	50,333

	Food: Major Diversified (0.1%)
50	ConAgra Foods, Inc.	7.00		10/01/28	50,792
90	ConAgra Foods, Inc.	8.25		09/15/30	103,706
					154,498
	Gas Distributors (0.1%)
130	NiSource Finance Corp.	3.662	††	11/23/09	126,244
40	Equitable Resources	6.50		04/01/18	40,277
					166,521
	Home Improvement Chains (0.1%)
100	Home Depot Inc.	5.40		03/01/16	94,143
250	Home Depot Inc.	2.925	††	12/16/09	238,504
					332,647
	Industrial Conglomerates (0.2%)
470	General Electric Co.	5.25		12/06/17	470,234
60	Honeywell International, Inc.	5.30		03/01/18	61,603
125	Textron Financial Corp. (Series MTN)	5.125		02/03/11	130,085
					661,922
	Insurance Brokers/Services (0.2%)
210	Catlin Insurance Co., Ltd. - 144A** (Bahamas)	7.249		#	175,549
375	Farmers Exchange Capital - 144A**	7.05		07/15/28	345,208
					520,757
	Investment Banks/Brokers (0.5%)
95	Bear Stearns Co. Inc.	6.40		10/02/17	93,968
130	Bear Stearns Co. Inc.	7.25		02/01/18	134,576
260	Credit Suisse New York	6.00		02/15/18	259,857
205	Goldman Sachs Group Inc.	6.75		##	191,300
145	Goldman Sachs Group Inc.	6.15		04/01/18	145,052
135	Lehman Brothers Holdings, Inc.	6.50		07/19/17	128,421
90	Lehman Brothers Holdings, Inc.	5.75		01/03/17	81,440
240	Lehman Brothers Holdings, Inc.	6.875		07/17/37	208,690
					1,243,304

	Major Banks (0.5%)
115	Bank of America Corp.	5.75		12/01/17	119,227
75	Bank of New York Mellon	4.50		04/01/13	75,616
115	HSBC Finance Corp.	6.75		05/15/11	119,384
255	MBNA Corp. (Series MTN F)	3.525	††	05/05/08	255,206
125	Popular North America, Inc. (Series MTN F)	5.65		04/15/09	124,381
360	Unicredit Luxembourg Finance S.A. - 144A** (Luxembourg)	3.767	††	10/24/08	359,673
335	Wachovia Capital Trust III	5.80		##	238,836
210	Wells Fargo Company	5.625		12/11/17	215,200
					1,507,523
	Major Telecommunications (0.5%)
50	AT&T Corp.	8.00		11/15/31	58,593
180	AT&T Inc. Note	6.30		01/15/38	174,619
175	France Telecom S.A. (France)	8.50		03/01/31	217,418
125	SBC Communications, Inc.	6.15		09/15/34	120,449
130	Sprint Capital Corp.	8.75		03/15/32	110,096
110	Telecom Italia Capital SA (Luxembourg)	4.00		11/15/08	109,007
115	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	112,861
45	Telecom Italia Capital SA (Luxembourg)	4.95		09/30/14	41,008
175	Telefonica Europe BV (Netherlands)	8.25		09/15/30	204,936
130	Verizon Communications	5.50		02/15/18	126,853
					1,275,840
	Managed Health Care (0.0%)
80	UnitedHealth Group Inc.	6.00		02/15/18	78,505

	Media Conglomerates (0.2%)
325	Time Warner, Inc.	3.30	††	11/13/09	311,323
160	Viacom, Inc.	6.875		04/30/36	154,540
					465,863
	Motor Vehicles (0.0%)
80	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	91,697

	Multi-Line Insurance (0.4%)
490	AIG SunAmerica Global Financing VI - 144A**	6.30		05/10/11	515,288
250	American General Finance Corp. (Series MTN H)	4.625		09/01/10	249,242
325	Equitable Co.	6.50		04/01/08	325,000
225	Two-Rock Pass Through - 144A** (Bahamas)	4.036	††	#	90,000
					1,179,530
	Oil & Gas Pipelines (0.1%)
170	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	164,458

	Oil Refining/Marketing (0.1%)
135	Valero Energy Corp.	3.50		04/01/09	134,177
90	Marathon Oil Corp.	6.00		10/01/17	91,464
50	Marathon Oil Corp.	5.90		03/15/18	50,354
					275,995
	Oilfield Services/Equipment (0.0%)
70	Weatherford International, Inc.	6.00		03/15/18	70,495

	Other Metals/Minerals (0.1%)
185	Brascan Corp. (Canada)	7.125		06/15/12	184,853

	Pharmaceuticals: Major (0.0%)
15	Wyeth	5.50		02/15/16	15,319
60	Wyeth	5.45		04/01/17	61,218
					76,537
	Property - Casualty Insurers (0.2%)
300	Mantis Reef Ltd. - 144A** (Cayman Islands)	4.692		11/14/08	302,268
85	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	85,518
260	Xlliac Global Funding - 144A**	4.80		08/10/10	260,474
					648,260
	Railroads (0.0%)
105	Burlington North Santa Fe Railway Co.	6.125		03/15/09	107,051

	Real Estate Development (0.1%)
376	World Financial Properties - 144A**	6.91		09/01/13	359,631

	Real Estate Investment Trusts (0.1%)
260	iStar Financial Inc.	3.34	††	03/09/10	205,728

	Restaurants (0.1%)
135	Tricon Global Restaurants, Inc.	8.875		04/15/11	148,879

	Savings Banks (0.3%)
110	Household Finance Corp.	4.125	12/15/08	109,885
95	Household Finance Corp.	5.875	02/01/09	95,732
75	Household Finance Corp.	6.375	10/15/11	77,153
75	Household Finance Corp.	6.40	06/17/08	75,340
320	Sovereign Bancorp, Inc.	5.113	03/23/10	306,554
165	Washington Mutual Bank	5.50	01/15/13	131,306
100	Washington Mutual Preferred Funding II	6.665	##	54,075
				850,045

	Services to the Health industry (0.0%)
80	Medco Health Solutions	7.125	03/15/18	82,117
	Total Corporate Bonds (Cost $16,832,300)			16,100,507

	U.S. Government Obligations (2.6%)

	U.S. Treasury Bond
2,250		6.125	08/15/29	2,817,950
200		6.375	08/15/27	254,563
450		4.50	02/15/36	465,012
550		3.125	11/30/09	563,535
	U.S. Treasury Note
750		6.00	08/15/09	795,821
1,800		5.375	02/15/31	2,082,377

	Total U.S. Government Obligations (Cost $6,782,870)			6,979,258

	U.S. Government Agency-Mortgage-Backed Securities (4.5%)
	Federal Home Loan Mortgage Corp.
63		7.50	01/01/30-04/01/31	67,958
300		5.125	11/17/17	322,395
	Federal Home Loan Mortgage Corp. ARM
315		5.61	04/01/37	320,759
422		5.695	01/01/37	430,851
	Federal Home Loan Mortgage Corp. PC Gold
3		6.50	05/01/29-12/01/31	2,810
169		8.00	11/01/30	183,319

	Federal National Mortgage Assoc.
3		6.50	11/01/29	3,194
469		6.533	03/01/36	480,661
1,017		6.51	01/01/36	1,043,287
440		6.507	03/01/36	449,837
1,071		7.00	10/01/27-11/01/34	1,136,829
459		6.914	05/01/36	473,955
458		6.933	05/01/36	468,293
795		7.50	10/01/29-09/01/35	858,419
563		8.00	11/01/29-05/01/31	610,392
	Federal National Mortgage Assoc. ARM
294		5.969	04/01/37	301,744
85		6.714	07/01/33	86,715
576		6.456	10/01/35	593,281
576		6.46	12/01/35	592,881
490		6.463	11/01/35	504,338
958		6.52	01/01/36	982,491
294		6.967	07/01/36	300,945
478		6.974	07/01/36	490,934
553		6.983	04/01/36	566,221
990		6.991	04/01/36	1,013,294

	Total U.S. Government Agency-Mortgage-Backed Securities (Cost $12,230,810)			12,285,803

	Asset-Backed Securities (2.1%)
46	Banc of America Securities Auto Trust 2005-WF1 A3	3.99	08/18/09	46,150
32	Capital Auto Receivables Asset Trust 2005-1 A4	4.05	07/15/09	31,548
525	Capital Auto Receivables Asset Trust 2006-2 A3A	4.98	05/15/11	531,075
425	Capital Auto Receivables Asset Trust 2006-SN1A A3 144A**	5.31	10/20/09	427,564

475	Capital Auto Receivables Assets Trust 2007-SN1 Class A3B	2.877	††	07/15/10	469,031
224	Capital One Auto Finance Trust 2006-C A3A	5.07		07/15/11	220,292
333	Caterpillar Financial Asset Trust 2006-A A3	5.57		05/25/10	336,652
375	CIT Equipment Collateral 2006-VT2 A3	5.07		02/20/10	378,225
450	Citibank Credit Card Issuance Trust 2007-A1 A1	2.588	††	03/22/12	442,255
38	DaimlerChrysler Auto Trust 2005-B A3	4.04		09/08/09	37,759
157	Ford Credit Auto Owner Trust 2006-A A3	5.05		03/15/10	158,340
432	GS Auto Loan Trust 2006-1 A3	5.37		12/15/10	436,312
193	Harley Davidson Motorcycle Trust 2005-3 A2	4.41		06/15/12	194,935
439	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76		12/17/12	439,445
301	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	302,396
300	Hertz Vehicle Financing LLC 2005-2A A2 - 144A**	4.93		02/25/10	296,500
51	Honda Auto Receivables Owner Trust 2005-3 A3	3.87		04/20/09	51,100
179	Honda Auto Receivables Owner Trust 2005-6 A3	4.85		10/19/09	180,253
77	Hyundai Auto Receivables Trust 2005-A A3	3.98		11/16/09	77,246
100	Lehman XS Trust 2006-16N M2	2.998	††	11/25/46	42,917
46	Merrill Auto Trust Securitization 2005-1 A3	4.10		08/25/09	46,204
162	National City Auto Receivables Trust 2004-A A4	2.88		05/15/11	121,445
95	Nissan Auto Receivables Owner Trust 2005-B A3	3.99		07/15/09	95,601
125	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81		11/17/14	128,082
4	USAA Auto Owner Trust 2005-1 A3	3.90		07/15/09	4,201
67	Volkswagen Auto Loan Enhanced Trust 2005-1 A3	4.80		07/20/09	67,682
35	Wachovia Auto Owner Trust 2005-A A3	4.06		09/21/09	34,969
135	Wachovia Auto Owner Trust 2005-B A3	4.79		04/20/10	135,343

	Total Asset-Backed Securities (Cost $5,763,919)				5,733,522

	Collateralized Mortgage Obligations (3.4%)
	U.S. Government Agencies (0.6%)
253	Federal Home Loan Mortgage Corp. Whole Loan 2005-S001 2A2	2.748	††	09/25/45	248,966
1,000	Federal National Mortgage Assoc. 2005-68 XI (IO)	6.00		08/25/35	244,278
4,514	Federal National Mortgage Assoc. 2006-28 1P (IO)	1.519	††	03/25/36	146,155
539	Federal National Mortgage Assoc. 2006-118 A2	2.666	††	12/25/36	517,274
387	Federal National Mortgage Assoc. 2006-28 1A1	2.716	††	03/25/36	374,631

	Total U.S. Government Agencies (Cost $1,406,761)				1,531,304

	Private Issues (2.8%)
237	Adjustable Rate Mortgage Trust - 2005-6A 2A1	2.908	††	11/25/35	185,741
	American Home Mortgage Assets
427	2006-2	2.828	††	09/25/46	261,655
519	2007-5 A2	2.838	††	06/25/47	341,391
212	2007-5 A3	2.898	††	06/25/47	104,245
	American Home Mortgage Investment Trust
125	2005-4 1M2	3.855	††	11/25/45	47,272
200	2007-1 1M1	2.978	††	03/25/46	90,208
465	2007-1 GA1C	2.788	††	05/25/47	354,275
	Bear Stearns Mortgage Funding Trust
333	2006-AR5 1A1	2.758	††	12/25/36	253,466
334	2007-AR1 1A2	2.808	††	01/25/37	204,142
	Countrywide Alternative Loan Trust
307	2005-56 2A3	5.736	††	11/25/35	233,079
2,623	2006-0A17 (IO)	1.276	††	12/20/46	127,572
144	2006-0A18	2.868	††	12/25/46	70,319
314	2006-0A2 A3	2.805	††	05/20/46	196,279
156	2006-0A21	2.815	††	03/20/47	75,055
2,660	2006-0A21 X (IO)	1.53		03/20/47	137,740
306	2006-OA1 2A2	2.845	††	03/20/46	207,562
179	2006-OA17 1XP (IO)	2.835	††	12/20/46	86,789
2,543	2007-0A3 X (IO)	2.00		04/25/47	108,083
481	2007-0A8 2A2	2.828	††	06/25/47	297,284
455	Greenpoint Mortgage Funding Trust 2006-0H1 A2	2.828	††	01/25/37	329,106
	Harborview Mortgage Loan Trust
450	2006-14 2A1A	2.708	††	03/19/38	341,403
361	2006-8 2A1B	2.848	††	08/21/36	232,913
472	2006-AR1 2A1A	2.738	††	11/19/36	359,998
382	Luminent Mortgage Trust 2006-4, A1B	2.828	††	05/25/46	245,498
200	Master Adjustable Rate Mortgages Trust 2007-3 1M1	3.448	††	05/25/47	34,000
	Residential Accredit Loans, Inc.
660	2006-Q010 A1	2.758	††	01/25/37	495,034

353	2007-Q03 A3	2.858	††	03/25/47	170,042
549	2007-QH1 A2	2.788	††	02/25/37	338,033
	Structured Asset Mortgage Investments Inc.
546	2007-AR1 2A2	2.808	††	01/25/37	341,439
150	2006-AR7	2.968	††	08/25/36	72,284
	Washington Mutual Mortgage Pass-Through Cetificates
221	2005-AR13 A1A2	5.776	††	10/25/45	161,103
6,512	2005-AR6 X (IO)	1.166		04/25/45	133,128
75	2006-AR5	2.948	††	06/25/46	44,541
446	2007-0A1 A1B	2.798	††	02/25/47	272,202
392	2007-0A1 CA1B	2.798	††	12/25/46	235,961
14,393	2007-OA2 1XPP (IO)	0.255		03/25/47	213,318
557	2007-OA6 CA1B	2.828	††	07/25/47	346,967
	Total Private Issues (Cost $11,273,338)				7,749,127

	Total Collateralized Mortgage Obligations (Cost $12,680,099)				9,280,421

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-term Investments (18.7%)
	U.S. Government Obligation (b) (0.0%)
$160	U.S. Treasury Bills*** (Cost $159,874)				159,874

NUMBER OF
SHARES (000)
	Investment Company (c) (17.7%)
48,162	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $48,162,449)				48,162,449

	Security Purchased from Securities Lending Collateral (d) (1.0%)
	Repurchase Agreement
2,724	Lehman Brothers, Inc. 1.25% due 04/01/08 (dated 03/31/08; proceeds $2,724,095) (Cost $2,724,000)				2,724,000

	Total Short-term Investments (Cost $51,046,323)				51,046,323

	Total Investments (Cost $238,691,091) (e) (f)			101.7%	277,144,566
	Liabialities in Excess of Other Assets			(1.7)	(4,568,397)
	Net Assets			100.0%	$272,576,169

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage.
IO	Interest Only Security.
MTN	Medium-Term Note.
PC	Participation Certificate.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
***	A portion of this security has been physically segregated in connection with open future contracts in the amount of $61,515.
††	Variable rate security. Rate shown is the rate in effect at March 31, 2008.
#	Foreign issued with perpetual maturity.
# #	Security issued with perpetual maturity.
(a)	All or a portion of this security was on loan as of March 31, 2008. The total value of the loaned securities and related collateral outstanding were $2,592,506 and $2,724,000, respectively.
(b)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(c)

The fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(d)	Collateralized by federal agency and U.S.Treasury obligations.
(e)	Securities have been designated as collateral in amount equal to $28,190,537 in connection with open futures contracts and open swap contracts.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$277,144,566	$223,881,181	$53,263,385	—
Other Financial Instruments*	1,855,534	(151,673)	$2,007,207	—
Total	$279,000,100	$223,729,508	$55,270,592	$0

* Other financial instruments include futures, forwards, and swap contracts.

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5)credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (9) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Futures Contracts Open at March 31, 2008

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
94	Long	U.S. Treasury Note 5 Year,
		June 2008	$10,738,032	$140,387
17	Long	U.S. Treasury Note 2 Year,
		June 2008	3,649,156	16,248
10	Long	Swap Future 10 Year
		June 2008	1,151,406	22,907
3	Long	90 Day Euro$
		June 2009	732,225	15,278
1	Long	90 Day Euro$
		December 2008	244,600	6,741
1	Long	90 Day Euro$
		March 2009	244,538	6,792
1	Short	90 Day Euro$
		June 2010	(241,813)	(3,865)
2	Short	90 Day Euro$
		March 2010	(484,725)	(8,481)
2	Short	90 Day Euro$
		December 2009	(485,725)	(9,138)
2	Short	90 Day Euro$
		September 2009	(487,125)	(10,059)
16	Short	U.S.Treasury Bonds 20 Year,
		June 2008	(1,900,750)	(51,657)
83	Short	U.S.Treasury Notes 10 Year,
		June 2008	(9,873,110)	(276,826)
	Net Unrealized Depreciation			$(151,673)

Interest Rate Swap Contracts Open at March 31, 2008:

	NOTIONAL	PAYMENTS	PAYMENTS
	AMOUNT	RECEIVED	MADE	TERMINATION	UNREALIZED
COUNTERPARTY	(000’S)	BY FUND	BY FUND +	DATE	APPRECIATION
Bank of America, N.A.	$1,850	Fixed Rate 5.592%	Floating Rate 0.00%	February 19, 2018	$39,405

Bank of America, N.A.	3,750	Fixed Rate 5.37	Floating Rate 3.08	February 12, 2018	49,275

Bank of America, N.A.	4,825	Floating Rate 3.08	Fixed Rate 5.815	February 12, 2023	(48,395)

Bank of America, N.A.	2,390	Floating Rate 0.00	Fixed Rate 6.03	February 19, 2023	(38,718)

Citibank N.A. New York	3,250	Fixed Rate 5.337	Floating Rate 5.03	May 24, 2017	339,788

Citibank N.A. New York	1,900	Fixed Rate 5.448	Floating Rate 5.36	August 9, 2017	215,269

Citibank N.A. New York	2,900	Fixed Rate 5.238	Floating Rate 4.857	September 27, 2017	281,647

Citigroup, Inc.	650	Fixed Rate 4.647	Floating Rate 3.089	February 27, 2018	30,433

Deutsche Bank AG, New York	1,950	Fixed Rate 5.388	Floating Rate 5.03	May 25, 2017	211,634

Goldman Sachs Group, Inc.	1,875	Fixed Rate 5.565	Floating Rate 0.00	February 27, 2018	37,669

Goldman Sachs Group, Inc.	3,775	Fixed Rate 5.63	Floating Rate 0.00	February 28, 2018	84,938

Goldman Sachs Group, Inc.	4,840	Floating Rate 0.00	Fixed Rate 6.035	February 28, 2023	(78,988)

Goldman Sachs Group, Inc.	2,405	Floating Rate 0.00	Fixed Rate 5.96	February 27, 2023	(34,079)

JPMorgan Chase N.A. New York	3,550	Fixed Rate 5.34	Floating Rate 5.03	May 24, 2017	371,827

JPMorgan Chase N.A. New York	2,450	Fixed Rate 5.448	Floating Rate 5.061	May 29, 2017	277,169

JPMorgan Chase N.A. New York	2,150	Fixed Rate 5.088	Floating Rate 2.938	September 11, 2017	181,847
		Net Unrealized Appreciation			$1,920,721

+ Floating rate represents USD-3 months LIBOR

Credit Default Swap Contracts Open at March 31, 2008

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’s)	RATE	DATE	(DEPRECIATION)
Lehman Brothers, Inc.
DJ CDX, N.A.	Sell	$255	0.60	December 20, 2012	$(4,721)
Lehman Brothers, Inc.
DJ CDX, N.A.	Sell	125	0.60	December 20, 2012	(1,967)
Goldman Sachs International
DJ CDX, N.A.	Sell	125	0.60	December 20, 2012	(1,148)
J.P. Morgan Chase
DJ CDX, N.A.	Sell	455	0.60	December 20, 2012	(1,470)
Goldman Sachs International
DJ CDX, N.A.	Sell	230	0.80	December 20, 2017	(962)
Credit Suisse
Arrow Electronics	Buy	150	1.00	March 20, 2015	789
Goldman Sachs International
Avalonbay Communities	Buy	110	3.05	March 20, 2013	(845)
Bank of America, N.A.
Carnival Corp.	Buy	65	1.57	March 20, 2018	(889)
Merril Lynch, Inc.
Carnival Corp.	Buy	55	1.57	March 20, 2018	(752)
Merril Lynch, Inc.
Carnival Corp.	Buy	70	1.50	March 20, 2018	(589)
Merril Lynch, Inc.
Carnival Corp.	Buy	60	1.60	March 20, 2018	(774)
Goldman Sachs International
Chubb Corp.	Buy	350	0.10	March 20, 2012	6,341
Goldman Sachs International

Coca-Cola Enterprises, Inc.	Buy	220	0.587	March 20, 2013	(446)
Citibank, NA, New York
Covidien Ltd.	Buy	140	0.43	March 20, 2012	17
Citibank, NA, New York
Covidien Ltd.	Buy	67	0.43	March 20, 2012	8
Goldman Sachs International
Dell Inc.	Buy	180	0.22	March 20, 2012	3,231
Citigroup, Inc.
Eaton Corp.	Buy	105	0.62	March 20, 2013	795
Citigroup, Inc.
Eaton Corp.	Buy	90	0.72	March 20, 2013	271
Citigroup, Inc.
Eaton Corp.	Buy	60	0.82	March 20, 2018	509
Goldman Sachs International
Eaton Corp.	Buy	60	0.97	March 20, 2018	(208)
J.P. Morgan Chase
Eaton Corp.	Buy	40	0.60	March 20, 2013	339
Merril Lynch, Inc.
Eaton Corp.	Buy	80	0.92	March 20, 2018	41
Goldman Sachs International
Eli Lilly	Buy	45	0.33	March 20, 2013	218
UBS Securities
Eli Lilly	Buy	180	0.30	March 20, 2013	1,122
Bank of America, N.A.
Goodrich (B.F.) Co.	Buy	50	0.82	March 20, 2018	(891)
Goldman Sachs International
Goodrich (B.F.) Co.	Buy	75	0.70	March 20, 2013	(703)
Goldman Sachs International
Goodrich (B.F.) Co.	Buy	90	0.47	March 20, 2018	963
Lehman Brothers, Inc.
Goodrich (B.F.) Co.	Buy	60	0.46	March 20, 2018	691
Lehman Brothers, Inc.
Goodrich (B.F.) Co.	Buy	85	0.45	March 20, 2018	1,048
Goldman Sachs International
Hartford Life Inc.	Buy	350	0.00	December 20, 2011	15,312
UBS Securities
Martin Marietta Materials	Buy	55	1.78	March 20, 2013	740

UBS Securities
Martin Marietta Materials	Buy	55	1.73	March 20, 2018	1,200
Goldman Sachs International
Motorola, Inc.	Buy	120	0.15	December 20, 2011	11,143
Goldman Sachs International
Motorola, Inc.	Buy	240	0.157	December 20, 2011	22,230
J.P. Morgan Chase
Nordstrom, Inc.	Buy	85	1.03	March 20, 2018	2,011
J.P. Morgan Chase
Nordstrom, Inc.	Buy	75	1.07	March 20, 2018	1,542
J.P. Morgan Chase
Nordstrom, Inc.	Buy	75	1.15	March 20, 2018	1,079
J.P. Morgan Chase
Pepsi Bottling Group, Inc.	Buy	80	0.63	March 20, 2013	(425)
J.P. Morgan Chase
Pepsi Bottling Group, Inc.	Buy	55	0.58	March 20, 2013	(166)
Goldman Sachs International
Prologis	Buy	65	3.33	March 20, 2013	677
Bank of America, N.A.
Sealed Air Corp.	Buy	90	1.12	March 20, 2018	3,044
Bank of America, N.A.
Sealed Air Corp.	Buy	50	1.08	March 20, 2018	1,842
Goldman Sachs International
Sealed Air Corp.	Buy	30	1.24	March 20, 2018	742
Goldman Sachs International
Sealed Air Corp.	Buy	60	1.08	March 20, 2018	2,211
Bank of America, N.A.
Textron Financial Corp.	Buy	70	0.80	March 20, 2018	4,240
Goldman Sachs International
Textron Financial Corp.	Buy	110	1.05	March 20, 2013	2,502
UBS Securities
Textron Financial Corp.	Buy	120	1.06	March 20, 2013	(353)
UBS Securities
Textron Financial Corp.	Buy	50	1.01	March 20, 2013	1,256
UBS Securities
Textron Financial Corp.	Buy	80	1.00	March 20, 2013	2,010
Citibank, NA, New York

Tyco Electronics Ltd.	Buy	140	0.43	March 20, 2012	4,233
Citibank, NA, New York
Tyco Electronics Ltd.	Buy	67	0.43	March 20, 2012	2,016
Citibank, NA, New York
Tyco international Ltd	Buy	140	0.43	March 20, 2012	4,251
Citibank, NA, New York
Tyco International Ltd	Buy	67	0.43	March 20, 2012	2,016
Goldman Sachs International
Union Pacific Corp.	Buy	175	0.20	December 20, 2011	1,993
Bank of America, N.A.
Yum Brands, Inc.	Buy	135	1.18	March 20, 2013	(858)

		Net Unrealized Appreciation			$86,486

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2008